--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 1999

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
Performance Charts...................................................................................................        1-2
Schedules of Investments
  VA Small Value Portfolio...........................................................................................       3-16
  VA Large Value Portfolio...........................................................................................      17-18
  VA International Value Portfolio...................................................................................      19-23
  VA International Small Portfolio...................................................................................      24-31

Statements of Net Assets
  VA Short-Term Fixed Portfolio......................................................................................      32-33
  VA Global Bond Portfolio...........................................................................................      34-35

Statements of Assets and Liabilities
  VA Small Value Portfolio...........................................................................................         36
  VA Large Value Portfolio...........................................................................................         36
  VA International Value Portfolio...................................................................................         37
  VA International Small Portfolio...................................................................................         37

Statements of Operations.............................................................................................      38-39

Statements of Changes in Net Assets..................................................................................      40-42

Financial Highlights.................................................................................................      43-45

Notes to Financial Statements........................................................................................      46-50

Report of Independent Accountants....................................................................................         51

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
VA SMALL VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
OCTOBER 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                            VA SMALL   RUSSELL 2000
                     VALUE PORTFOLIO    VALUE INDEX
                             $10,000        $10,000
Oct-95                        $9,490         $9,601
Nov-95                        $9,696         $9,982
Dec-95                        $9,853        $10,292
Jan-96                        $9,773        $10,360
Feb-96                        $9,994        $10,522
Mar-96                       $10,335        $10,743
Apr-96                       $10,826        $11,036
May-96                       $11,306        $11,316
Jun-96                       $11,046        $11,182
Jul-96                       $10,355        $10,587
Aug-96                       $10,766        $11,047
Sep-96                       $11,096        $11,348
Oct-96                       $11,196        $11,480
Nov-96                       $11,777        $12,098
Dec-96                       $12,026        $12,491
Jan-97                       $12,289        $12,683
Feb-97                       $12,310        $12,804
Mar-97                       $11,985        $12,460
Apr-97                       $11,965        $12,644
May-97                       $13,152        $13,650
Jun-97                       $13,953        $14,341
Jul-97                       $14,775        $14,943
Aug-97                       $15,261        $15,181
Sep-97                       $16,498        $16,190
Oct-97                       $15,870        $15,750
Nov-97                       $15,667        $15,923
Dec-97                       $15,688        $16,463
Jan-98                       $15,568        $16,165
Feb-98                       $16,749        $17,143
Mar-98                       $17,372        $17,839
Apr-98                       $17,767        $17,926
May-98                       $17,045        $17,292
Jun-98                       $16,674        $17,193
Jul-98                       $15,415        $15,847
Aug-98                       $12,646        $13,365
Sep-98                       $13,051        $14,120
Oct-98                       $13,576        $14,540
Nov-98                       $14,341        $14,934
Dec-98                       $14,650        $15,403
Jan-99                       $14,818        $15,053
Feb-99                       $13,593        $14,025
Mar-99                       $13,280        $13,910
Apr-99                       $14,686        $15,180
May-99                       $15,384        $15,646
Jun-99                       $16,286        $16,212
Jul-99                       $16,141        $15,828
Aug-99                       $15,708        $15,249
Sep-99                       $15,323        $14,944
Oct-99                       $14,651        $14,645
Nov-99                       $15,360        $14,721

ANNUALIZED           ONE         FROM
TOTAL RETURN (%)    YEAR     OCTOBER 1995
------------------------------------------
                    7.10         10.85

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA LARGE VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
FEBRUARY 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                            VA LARGE   RUSSELL 1000
                     VALUE PORTFOLIO    VALUE INDEX
                             $10,000        $10,000
Feb-95                       $10,313        $10,395
Mar-95                       $10,667        $10,623
Apr-95                       $10,990        $10,958
May-95                       $11,243        $11,420
Jun-95                       $11,314        $11,575
Jul-95                       $11,870        $11,978
Aug-95                       $11,799        $12,147
Sep-95                       $12,022        $12,586
Oct-95                       $11,607        $12,462
Nov-95                       $12,175        $13,094
Dec-95                       $12,266        $13,422
Jan-96                       $12,568        $13,841
Feb-96                       $12,687        $13,946
Mar-96                       $13,154        $14,183
Apr-96                       $13,349        $14,237
May-96                       $13,586        $14,415
Jun-96                       $13,191        $14,427
Jul-96                       $12,626        $13,881
Aug-96                       $13,092        $14,278
Sep-96                       $13,322        $14,847
Oct-96                       $13,746        $15,421
Nov-96                       $14,662        $16,539
Dec-96                       $14,531        $16,328
Jan-97                       $15,030        $17,119
Feb-97                       $15,359        $17,371
Mar-97                       $14,659        $16,746
Apr-97                       $15,113        $17,449
May-97                       $16,272        $18,424
Jun-97                       $16,715        $19,215
Jul-97                       $18,405        $20,660
Aug-97                       $18,085        $19,924
Sep-97                       $19,025        $21,128
Oct-97                       $18,154        $20,538
Nov-97                       $18,430        $21,446
Dec-97                       $18,776        $22,072
Jan-98                       $18,874        $21,761
Feb-98                       $20,436        $23,226
Mar-98                       $21,550        $24,647
Apr-98                       $21,673        $24,812
May-98                       $21,500        $24,445
Jun-98                       $21,433        $24,758
Jul-98                       $20,666        $24,322
Aug-98                       $17,208        $20,703
Sep-98                       $18,038        $21,891
Oct-98                       $19,493        $23,588
Nov-98                       $20,538        $24,687
Dec-98                       $20,793        $25,526
Jan-99                       $21,034        $25,731
Feb-99                       $20,485        $25,368
Mar-99                       $21,114        $25,893
Apr-99                       $23,375        $28,311
May-99                       $23,415        $28,000
Jun-99                       $23,869        $28,812
Jul-99                       $22,946        $27,968
Aug-99                       $22,237        $26,930
Sep-99                       $21,031        $25,990
Oct-99                       $21,807        $27,487
Nov-99                       $21,406        $27,273

ANNUALIZED           ONE          FROM
TOTAL RETURN (%)    YEAR     FEBRUARY 1995
-------------------------------------------
                    4.23         17.05

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
OCTOBER 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                     VA INTERNATIONAL              MSCI EAFE
                      VALUE PORTFOLIO  INDEX (NET DIVIDENDS)
                              $10,000                $10,000
Oct-95                         $9,800                 $9,731
Nov-95                        $10,030                $10,002
Dec-95                        $10,555                $10,405
Jan-96                        $10,615                $10,447
Feb-96                        $10,625                $10,483
Mar-96                        $10,825                $10,706
Apr-96                        $11,247                $11,018
May-96                        $11,187                $10,815
Jun-96                        $11,197                $10,875
Jul-96                        $10,857                $10,558
Aug-96                        $10,916                $10,581
Sep-96                        $11,096                $10,863
Oct-96                        $10,927                $10,752
Nov-96                        $11,427                $11,180
Dec-96                        $11,306                $11,035
Jan-97                        $10,859                $10,649
Feb-97                        $10,981                $10,824
Mar-97                        $11,041                $10,863
Apr-97                        $10,940                $10,920
May-97                        $11,782                $11,631
Jun-97                        $12,350                $12,272
Jul-97                        $12,492                $12,471
Aug-97                        $11,680                $11,539
Sep-97                        $12,178                $12,186
Oct-97                        $11,508                $11,250
Nov-97                        $11,031                $11,135
Dec-97                        $11,054                $11,232
Jan-98                        $11,670                $11,745
Feb-98                        $12,423                $12,499
Mar-98                        $12,935                $12,884
Apr-98                        $12,966                $12,986
May-98                        $13,007                $12,922
Jun-98                        $12,871                $13,021
Jul-98                        $12,850                $13,152
Aug-98                        $11,124                $11,523
Sep-98                        $10,528                $11,170
Oct-98                        $11,647                $12,334
Nov-98                        $12,181                $12,965
Dec-98                        $12,349                $13,477
Jan-99                        $12,237                $13,437
Feb-99                        $11,945                $13,117
Mar-99                        $12,719                $13,664
Apr-99                        $13,527                $14,218
May-99                        $12,876                $13,485
Jun-99                        $13,550                $14,011
Jul-99                        $14,200                $14,428
Aug-99                        $14,290                $14,481
Sep-99                        $14,435                $14,627
Oct-99                        $14,301                $15,168
Nov-99                        $14,278                $15,695

ANNUALIZED           ONE         FROM
TOTAL RETURN (%)    YEAR     OCTOBER 1995
------------------------------------------
                    17.22        8.92

- THE PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
VA INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
SALOMON EXTENDED MARKET INDEX
OCTOBER 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                             VA INTERNATIONAL          SALOMON SMITH BARNEY
                      SMALL COMPANY PORTFOLIO    EXTENDED MARKET INDEX-EPAC
Sep-95                                 $9,930                       $10,000
Oct-95                                 $9,573                        $9,712
Nov-95                                 $9,642                        $9,815
Dec-95                                $10,040                       $10,191
Jan-96                                $10,358                       $10,372
Feb-96                                $10,487                       $10,534
Mar-96                                $10,765                       $10,776
Apr-96                                $11,520                       $11,343
May-96                                $11,351                       $11,251
Jun-96                                $11,152                       $11,252
Jul-96                                $10,567                       $10,827
Aug-96                                $10,567                       $10,936
Sep-96                                $10,567                       $10,998
Oct-96                                $10,388                       $10,955
Nov-96                                $10,408                       $11,134
Dec-96                                $10,066                       $10,930
Jan-97                                 $9,882                       $10,694
Feb-97                                 $9,995                       $10,873
Mar-97                                 $9,770                       $10,729
Apr-97                                 $9,494                       $10,568
May-97                                $10,128                       $11,245
Jun-97                                $10,302                       $11,499
Jul-97                                 $9,872                       $11,325
Aug-97                                 $9,402                       $10,842
Sep-97                                 $9,228                       $11,035
Oct-97                                 $8,809                       $10,599
Nov-97                                 $8,165                       $10,125
Dec-97                                 $7,728                        $9,901
Jan-98                                 $8,220                       $10,314
Feb-98                                 $9,079                       $11,084
Mar-98                                 $9,194                       $11,605
Apr-98                                 $9,058                       $11,693
May-98                                 $9,027                       $11,910
Jun-98                                 $8,733                       $11,563
Jul-98                                 $8,545                       $11,483
Aug-98                                 $7,550                       $10,075
Sep-98                                 $7,277                        $9,813
Oct-98                                 $7,780                       $10,506
Nov-98                                 $8,147                       $10,842
Dec-98                                 $8,127                       $11,104
Jan-99                                 $8,036                       $11,070
Feb-99                                 $7,933                       $10,855
Mar-99                                 $8,298                       $11,262
Apr-99                                 $9,086                       $11,872
May-99                                 $9,028                       $11,561
Jun-99                                 $9,554                       $11,955
Jul-99                                 $9,759                       $12,402
Aug-99                                 $9,851                       $12,593
Sep-99                                 $9,782                       $12,563
Oct-99                                 $9,611                       $12,437
Nov-99                                 $9,485                       $12,862

ANNUALIZED           ONE         FROM
TOTAL RETURN (%)    YEAR     OCTOBER 1995
------------------------------------------
                    15.64        -1.26

- THE PORTFOLIO OBJECTIVE IS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES OUTSIDE THE U.S.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
OCTOBER 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                      VA SHORT-TERM               THREE-MONTH
                    FIXED PORTFOLIO  U.S. TREASURY BILL INDEX
Sep-95                      $10,000                   $10,000
Oct-95                      $10,039                   $10,047
Nov-95                      $10,081                   $10,092
Dec-95                      $10,128                   $10,148
Jan-96                      $10,173                   $10,194
Feb-96                      $10,214                   $10,235
Mar-96                      $10,241                   $10,273
Apr-96                      $10,269                   $10,317
May-96                      $10,285                   $10,363
Jun-96                      $10,342                   $10,405
Jul-96                      $10,384                   $10,452
Aug-96                      $10,426                   $10,499
Sep-96                      $10,492                   $10,548
Oct-96                      $10,566                   $10,594
Nov-96                      $10,620                   $10,639
Dec-96                      $10,654                   $10,686
Jan-97                      $10,697                   $10,735
Feb-97                      $10,739                   $10,777
Mar-97                      $10,750                   $10,822
Apr-97                      $10,819                   $10,874
May-97                      $10,877                   $10,930
Jun-97                      $10,936                   $10,970
Jul-97                      $11,018                   $11,020
Aug-97                      $11,045                   $11,067
Sep-97                      $11,116                   $11,118
Oct-97                      $11,173                   $11,166
Nov-97                      $11,201                   $11,209
Dec-97                      $11,261                   $11,257
Jan-98                      $11,318                   $11,310
Feb-98                      $11,368                   $11,351
Mar-98                      $11,419                   $11,404
Apr-98                      $11,470                   $11,456
May-98                      $11,521                   $11,504
Jun-98                      $11,571                   $11,552
Jul-98                      $11,622                   $11,603
Aug-98                      $11,671                   $11,656
Sep-98                      $11,726                   $11,716
Oct-98                      $11,775                   $11,761
Nov-98                      $11,825                   $11,800
Dec-98                      $11,881                   $11,847
Jan-99                      $11,917                   $11,890
Feb-99                      $11,953                   $11,925
Mar-99                      $12,012                   $11,973
Apr-99                      $12,049                   $12,017
May-99                      $12,083                   $12,063
Jun-99                      $12,119                   $12,114
Jul-99                      $12,154                   $12,164
Aug-99                      $12,189                   $12,212
Sep-99                      $12,260                   $12,267
Oct-99                      $12,307                   $12,315
Nov-99                      $12,343                   $12,364

ANNUALIZED           ONE          FROM
TOTAL RETURN (%)    YEAR      OCTOBER 1995
-------------------------------------------
                    4.39          5.18

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY USING A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX
FEBRUARY 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                          VA GLOBAL            LEHMAN INTERMEDIATE
                     BOND PORTFOLIO     GOVERNMENT/CORPORATE INDEX
                            $10,000                        $10,000
Feb-95                      $10,155                        $10,207
Mar-95                      $10,339                        $10,265
Apr-95                      $10,484                        $10,392
May-95                      $10,712                        $10,706
Jun-95                      $10,719                        $10,778
Jul-95                      $10,816                        $10,779
Aug-95                      $10,853                        $10,877
Sep-95                      $10,992                        $10,956
Oct-95                      $11,080                        $11,077
Nov-95                      $11,268                        $11,222
Dec-95                      $11,314                        $11,340
Jan-96                      $11,405                        $11,438
Feb-96                      $11,243                        $11,304
Mar-96                      $11,297                        $11,246
Apr-96                      $11,351                        $11,207
May-96                      $11,416                        $11,198
Jun-96                      $11,453                        $11,317
Jul-96                      $11,540                        $11,350
Aug-96                      $11,716                        $11,360
Sep-96                      $11,935                        $11,517
Oct-96                      $12,145                        $11,721
Nov-96                      $12,299                        $11,876
Dec-96                      $12,329                        $11,800
Jan-97                      $12,425                        $11,846
Feb-97                      $12,533                        $11,869
Mar-97                      $12,458                        $11,787
Apr-97                      $12,555                        $11,926
May-97                      $12,640                        $12,025
Jun-97                      $12,825                        $12,134
Jul-97                      $12,960                        $12,380
Aug-97                      $12,984                        $12,319
Sep-97                      $13,106                        $12,461
Oct-97                      $13,156                        $12,600
Nov-97                      $13,230                        $12,628
Dec-97                      $13,288                        $12,729
Jan-98                      $13,423                        $12,895
Feb-98                      $13,519                        $12,885
Mar-98                      $13,594                        $12,926
Apr-98                      $13,649                        $12,991
May-98                      $13,758                        $13,086
Jun-98                      $13,817                        $13,169
Jul-98                      $13,900                        $13,215
Aug-98                      $14,024                        $13,423
Sep-98                      $14,206                        $13,760
Oct-98                      $14,276                        $13,746
Nov-98                      $14,346                        $13,745
Dec-98                      $14,383                        $13,800
Jan-99                      $14,508                        $13,876
Feb-99                      $14,550                        $13,672
Mar-99                      $14,648                        $13,774
Apr-99                      $14,759                        $13,817
May-99                      $14,759                        $13,711
Jun-99                      $14,718                        $13,720
Jul-99                      $14,731                        $13,708
Aug-99                      $14,772                        $13,719
Sep-99                      $14,828                        $13,846
Oct-99                      $14,828                        $13,882
Nov-99                      $14,898                        $13,899

ANNUALIZED           ONE          FROM
TOTAL RETURN (%)    YEAR     FEBRUARY 1995
-------------------------------------------
                    3.85          8.60

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. THE PORTFOLIO IS DIVERSIFIED ACROSS COUNTRIES. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED ONLY IF SUFFICIENT PREMIUMS WARRANT IT. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF INTERNATIONAL CURVES ARE INVERTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Lehman Intermediate Government/Corporate Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999


                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (97.6%)
 *3-D Systems Corp.....................................      1,000     $     7,734
 *3Dfx Interactive, Inc................................      2,130          18,904
 *A.C. Moore Arts & Crafts, Inc........................      1,000           4,937
 AAR Corp..............................................      3,000          49,500
 ABC Bancorp...........................................      1,000          13,187
 *ABC Rail Products Corp...............................        400           4,450
 *ACT Manufacturing, Inc...............................        500          15,266
 *ACT Networks, Inc....................................      1,000           8,125
 *ACX Technologies, Inc................................      2,800          25,900
 *ADE Corp.............................................      1,000          17,906
 *AEP Industries, Inc..................................      1,100          32,450
 *AMF Bowling, Inc.....................................      4,800          15,300
 *#ARV Assisted Living, Inc............................      1,600           3,300
 *Aames Financial Corp.................................      2,800           2,975
 *Abraxas Petroleum Corp...............................      1,000           1,031
 *Accel International Corp.............................        400             419
 *Acceptance Insurance Companies, Inc..................      1,300           8,287
 Aceto Corp............................................        660           7,466
 *#Acme Metals, Inc....................................      1,000             290
 *Active Voice Corp....................................        200           5,400
 *Adac Laboratories....................................      1,000          11,844
 *Adept Technology, Inc................................        500           3,203
 *Advance Lighting Technologies, Inc...................      2,000          11,062
 *Advanced Communications Group, Inc...................        500           3,969
 *Advanced Magnetics, Inc..............................        500           1,781
 Advanced Marketing Services, Inc......................        750          15,305
 *Advanced Neuromodulation Systems, Inc................        200           1,494
 Advanta Corp. Class A.................................      1,000          17,437
 Advanta Corp. Class B Non-Voting......................      2,000          25,750
 Advest Group, Inc.....................................        700          12,556
 *Aehr Test Systems....................................      1,000           4,969
 *Aerovox, Inc.........................................        400           1,100
 *Aftermarket Technology Corp..........................      1,000           8,625
 Agco Corp.............................................      5,000          63,437
 *Agribiotech, Inc.....................................      4,600          14,806
 *Agribrands International, Inc........................        400          18,825
 *Aht Corp.............................................      1,000           4,469
 *Air Methods Corp.....................................        300           1,078
 *Airgas, Inc..........................................      5,500          53,625
 *Airnet Systems, Inc..................................        600           3,225
 Alamo Group, Inc......................................      1,200          12,000
 *Aldila, Inc..........................................      1,300           1,727
 Alico, Inc............................................        200           3,225
 *All Amer Semiconductor Inc...........................        260             841
 *Allen Telecom, Inc...................................      2,800          26,250
 Alliance Bancorp......................................      1,359          27,010
 *Alliance Semiconductor Corp..........................      3,500          50,531
 *Allied Healthcare Products, Inc......................      1,700           4,941
 *Allied Holdings, Inc.................................        200           1,400
 Allied Products Corp..................................      1,000           3,625
 *Allied Research Corp.................................        300           1,912
 *Allin Communications Corp............................        500           2,500

                                                               SHARES        VALUE+
                                                               ------        ------

 *Allou Health & Beauty Care, Inc. Class A.............        500     $     3,656
 *Allstars Systems, Inc................................        100             142
 *Alltrista Corp.......................................      1,000          21,500
 *Alpha Technologies Group, Inc........................        500           3,109
 *Alphanet Solutions, Inc..............................        200             937
 *Alterra Healthcare Corp..............................      3,000          22,687
 *Ambassadors, Inc.....................................      1,100          13,441
 Amcast Industrial Corp................................        700           9,800
 *Amerco, Inc..........................................        500          13,094
 *#American Banknote Corp..............................      1,600             160
 American Business Products, Inc.......................      2,600          27,787
 *American Coin Merchandising, Inc.....................      1,000           2,594
 *American Ecology Corp................................        700           1,116
 *American Freightways Corp............................      2,900          50,116
 *American Healthcorp, Inc.............................        300           1,481
 *American Homepatient, Inc............................      1,000             734
 *American Homestar Corp...............................      1,400           5,753
 *American Medical Security Group, Inc.................      1,800          10,575
 *American Mobile Satellite Corp.......................      1,700          26,828
 *American Pacific Corp................................        700           5,141
 *American Physicians Services Group, Inc..............        500           2,422
 *American Precision Industries, Inc...................      1,100          11,962
 *American Software, Inc. Class A......................      1,900           9,411
 *Amerihost Properties, Inc............................        400           1,344
 *Ameripath, Inc.......................................      1,700          13,892
 *Ameristar Casinos, Inc...............................      1,700           6,694
 Ameron, Inc...........................................        300          12,956
 Amerus Life Holdings, Inc. Class A....................      2,000          47,125
 Ampco-Pittsburgh Corp.................................      1,400          17,237
 Amplicon, Inc.........................................      1,000          10,562
 *Amrep Corp...........................................        600           2,850
 *Amresco, Inc.........................................      5,600          11,287
 *Amtran, Inc..........................................        800          15,600
 Amwest Insurance Group, Inc...........................      1,000           7,000
 Analogic Corp.........................................      1,200          35,812
 Andersons, Inc........................................      1,000           8,719
 Andover Bancorp, Inc. DE..............................        600          18,019
 Angelica Corp.........................................        800           8,000
 *Anicom, Inc..........................................      1,700           7,889
 *Applied Extrusion Technologies, Inc..................      2,000          12,812
 *Applied Graphics Technologies, Inc...................      2,000          18,875
 Applied Industrial Technologies, Inc..................      2,000          34,250
 *#Applied Magnetics Corp..............................      1,700             956
 *Applied Microsystems Corp............................        200           1,687
 Applied Signal Technologies, Inc......................        800          10,900
 *Arcadia Financial, Ltd...............................      3,900          17,550
 *Arch Chemicals, Inc..................................      3,500          54,687
 Arch Coal, Inc........................................      4,900          47,775
 *Arch Communications Group, Inc.......................      1,100           6,995
 Arctic Cat, Inc.......................................      1,800          18,337
 Argonaut Group, Inc...................................      2,600          60,125
 *#Ariel Corp..........................................      1,000          12,406
 *Arkansas Best Corp...................................      2,700          33,834

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Arnold Industries, Inc................................      2,000     $    25,312
 *Arqule, Inc..........................................        500           3,062
 *Asante Technologies, Inc.............................        400             337
 *#Asche Transportation Services, Inc..................        500           1,562
 *Ashworth, Inc........................................      1,500           6,914
 *Astea International, Inc.............................      1,200           4,575
 *Atchison Casting Corp................................        200           2,000
 *Atlantic American Corp...............................      1,900           5,403
 *Atlantic Gulf Communities Corp.......................      1,500             142
 *Atlantis Plastics, Inc...............................        200           2,950
 *Atrion Corp..........................................        200           2,362
 *Audiovox Corp. Class A...............................      1,300          38,675
 *Aurora Foods, Inc....................................      1,000           9,000
 *Auspex Systems, Inc..................................      2,500          30,859
 *Autoimmune, Inc......................................      1,100             877
 Avado Brands, Inc.....................................      2,600          12,594
 *Avalon Holding Corp. Class A.........................        262           1,343
 *Avatar Holdings, Inc.................................      1,000          16,812
 *Avatex Corp..........................................      1,400           1,159
 *Aviall, Inc..........................................      1,800          13,725
 *Avid Technology, Inc.................................      2,000          22,312
 *Avis Rent A Car, Inc.................................      2,900          55,462
 *Avteam, Inc. Class A.................................        500           2,258
 *Axsys Technologies, Inc..............................      1,000          11,250
 *Aztar Corp...........................................      3,400          36,337
 Aztec Manufacturing Co................................        500           4,750
 *BEI Electronics, Inc.................................      1,600           1,950
 BEI Technologies, Inc.................................      1,600          20,400
 *BFX Hospitality Group, Inc...........................        300             216
 *BI, Inc..............................................      1,000           7,437
 BMC Industries, Inc...................................      2,600          14,137
 BSB Bancorp, Inc......................................        900          18,731
 *BTG, Inc.............................................        300           2,006
 *BTU International, Inc...............................      1,700           9,244
 *BWAY Corp............................................      1,000           5,750
 Badger Meter, Inc.....................................        200           6,125
 Bairnco Corp..........................................        900           6,581
 Baker (J.), Inc.......................................      2,200          11,481
 *Baker (Michael) Corp.................................        700           4,550
 Baldwin & Lyons, Inc. Class B.........................        600          12,412
 *Baldwin Piano & Organ Co.............................        300           2,550
 *Baldwin Technology, Inc. Class A.....................      1,400           3,412
 *Bancinsurance Corp...................................        525           2,970
 Bandag, Inc...........................................        800          19,400
 Bandag, Inc. Class A..................................      1,000          20,875
 *Bank Plus Corp.......................................      2,100           6,431
 *Bank United Financial Corp. Class A..................      2,200          19,216
 #BankAtlantic Bancorp, Inc. Class A...................        796           3,632
 BankAtlantic Bancorp, Inc. Class B....................      1,000           5,594
 BankNorth Group, Inc. DE..............................        720          21,870
 *Barringer Technologies, Inc..........................      1,000           6,469
 *Barry (R.G.) Corp....................................        300           1,294
 *Basin Exploration, Inc...............................        900          15,891
 Bassett Furniture Industries, Inc.....................      2,200          34,925
 *Battle Mountain Gold Co..............................        100             250
 Bay View Capital Corp.................................      1,900          31,825
 *Baycorp Holdings, Ltd................................        200           1,600
 *Bayou Steel Corp. Class A............................        900           2,812
 *Beazer Homes USA, Inc................................        700          13,256
 *Bel Fuse, Inc. Class A...............................        200           9,850
 Bel Fuse, Inc. Class B................................        200           9,625

                                                               SHARES        VALUE+
                                                               ------        ------

 Bell Industries, Inc..................................        860     $     4,246
 *Bell Microproducts, Inc..............................      1,500          11,062
 *Ben & Jerry's Homemade, Inc. Class A.................      1,500          27,187
 *Benton Oil & Gas Co..................................      2,100           4,200
 Berkley (W.R.) Corp...................................      3,800          81,462
 *Berlitz International, Inc...........................        900          17,662
 *Beverly Enterprises..................................     12,700          50,800
 *Big 4 Ranch, Inc.....................................        300               0
 Bindley Western Industries, Inc.......................      2,400          31,800
 *Bio Vascular, Inc....................................        500           1,016
 *Bionx Implants, Inc..................................      1,300           3,453
 *Bio-Rad Laboratories, Inc. Class A...................        400           9,875
 *BioReliance Corp.....................................        500           3,625
 *Biosource International, Inc.........................      1,000           3,375
 Birmingham Steel Corp.................................      2,500          18,125
 Blair Corp............................................        500           7,250
 Blimpie International.................................      1,000           2,000
 Block Drug Co., Inc. Class A..........................        318           9,301
 *Bluegreen Corp.......................................      2,500          14,062
 Bob Evans Farms, Inc..................................      2,300          34,428
 *Boca Research, Inc...................................      1,000           8,437
 *Boca Resorts, Inc....................................      3,300          28,875
 *Boise Cascade Office Products Corp...................      3,400          39,100
 *Bombay Co., Inc......................................      3,000          15,000
 *Bon-Ton Stores, Inc..................................        900           4,430
 *#Books-a-Million, Inc................................      1,400          14,569
 *Boron, Lepore and Associates, Inc....................      1,100           8,078
 *Boston Communications Group, Inc.....................        600           3,262
 Bostonfed Bancorp, Inc................................      1,000          16,375
 Bowne & Co., Inc......................................      3,600          42,525
 *Boyd Gaming Corp.....................................      5,500          34,031
 *Brass Eagle, Inc.....................................        500           3,797
 *#Brazos Sportswear, Inc..............................         50               0
 *Bridgestreet Accomodations, Inc......................      1,200           2,100
 *BrightStar Information Technology Group, Inc.........        500           3,859
 Brookline Bancorp, Inc................................      2,100          21,066
 *Brooks Automation, Inc...............................      1,000          27,375
 *Brookstone, Inc......................................      1,500          25,219
 *Brothers Gourmet Coffees, Inc........................        800               8
 *Brown & Sharpe Manufacturing Co. Class A.............      1,200           2,850
 *Brown (Tom), Inc.....................................      5,200          60,937
 Brown Shoe Company, Inc...............................      5,600          88,200
 *Brunswick Technologies, Inc..........................        300           1,256
 Brush Wellman, Inc....................................      1,900          30,875
 *Budget Group, Inc....................................      2,900          22,656
 *Buffets, Inc.........................................      4,000          42,625
 *Builders Transport, Inc..............................        400               6
 *Building Materials Holding Corp......................      1,500          14,906
 *Bull Run Corp. GA....................................      2,200           8,937
 Burlington Coat Factory Warehouse Corp................        500           6,406
 *Burlington Industries, Inc...........................      6,700          24,706
 *Bush Boake Allen, Inc................................      1,100          27,637
 *Business Resource Group..............................        500           2,266
 *Butler International, Inc............................      1,000           7,625
 Butler Manufacturing Co...............................      1,000          21,437
 *C.P. Clare Corp......................................      1,000           6,500
 *CB Richard Ellis Services, Inc.......................      2,000          26,250

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *CFM Technologies, Inc................................        700     $     7,766
 *CHS Electronics, Inc.................................      6,600           4,537
 *CICOR International, Inc.............................        800           8,700
 CKE Restaurants, Inc..................................      4,900          31,544
 CNA Surety Corp.......................................        500           5,562
 *CNS Income...........................................      2,300          11,392
 CPAC, Inc.............................................      1,000           7,891
 CPB, Inc..............................................      1,400          36,181
 *CSP, Inc.............................................        266           1,313
 *CSS Industries, Inc..................................      1,000          21,375
 *CTB International Corp...............................        700           4,430
 Cadmus Communications Corp............................        300           2,391
 *Caere Corp...........................................      1,500          10,641
 Calgon Carbon Corp....................................      4,800          29,400
 *Caliber Learning Network, Inc........................        400             837
 *California Coastal Communities, Inc..................      1,000           7,812
 *California Micro Devices Corp........................      1,000           8,187
 *Callon Petroleum Co..................................        500           5,937
 Cal-Maine Foods, Inc..................................        800           2,725
 *Cameron Ashley Building Products, Inc................      1,200           9,600
 *Cannondale Corp......................................      1,000           7,031
 *Capital Pacific Holdings, Inc........................      1,000           2,437
 Capital Re Corp.......................................      2,600          35,750
 *Capital Senior Living Corp...........................      2,000          10,000
 *Capital Trust........................................        200             950
 Capitol Transamerica Corp.............................        700           8,137
 *Carbide/Graphite Group, Inc..........................      1,000           6,031
 *Carematrix, Inc......................................      1,500           3,070
 *Caribiner International, Inc.........................      2,000          17,750
 *Carmike Cinemas, Inc. Class A........................      1,000          12,500
 Carolina First Corp...................................      1,459          29,864
 Carpenter Technology Corp.............................      3,800          99,750
 *Carriage Services, Inc. Class A......................      1,000           5,125
 *Carrington Laboratories, Inc.........................      1,000           2,016
 *Carson, Inc..........................................        800           2,800
 Carter-Wallace, Inc...................................      2,200          39,737
 Cascade Corp..........................................      1,000           9,500
 Cash America International, Inc.......................      1,400          12,162
 *Casino Data Systems..................................      1,500           5,414
 *Castle & Cooke, Inc..................................      1,400          17,675
 Castle (A.M.) & Co....................................      1,000          11,750
 *Catalina Lighting, Inc...............................        600           2,962
 *Catherines Stores Corp...............................      1,500          30,797
 Cato Corp. Class A....................................      2,000          26,125
 Cavalier Homes, Inc...................................      2,000           8,625
 *Cavanaughs Hospitality Corp..........................      1,000           7,500
 *Celadon Group, Inc...................................      1,000           6,437
 *Celebrity, Inc.......................................        125             391
 *Celeris Corporation..................................        433             460
 *Celeritek, Inc.......................................        300           2,231
 Cenit Bancorp, Inc....................................        300           5,400
 *Centigram Communications Corp........................        700           9,625
 *Central Garden & Pet Co..............................      3,100          24,703
 Centris Group, Inc....................................        600           7,350
 Century Aluminum Co...................................      2,200          21,587
 *Ceradyne, Inc........................................      1,200           6,056
 *#Cerion Technologies, Inc............................        700              70
 *Cerprobe Corp........................................      1,000           8,906
 *Champion Enterprises, Inc............................      3,500          29,969
 *Champps Entertainment, Inc...........................        900           1,828

                                                               SHARES        VALUE+
                                                               ------        ------

 *Charming Shoppes, Inc................................     12,300     $    79,758
 *Chart House Enterprises, Inc.........................        700           3,719
 Charter One Financial, Inc............................      2,976          64,635
 *Chase Industries, Inc................................      1,000           8,812
 *Checkers Drive-In Restaurant, Inc....................        215             329
 *Checkpoint System, Inc...............................      4,000          31,750
 Chemed Corp...........................................      1,000          26,000
 *Cherry Corp..........................................      1,000          11,437
 Chesapeake Corp.......................................      1,000          31,937
 *#Chesapeake Energy Corp..............................      7,180          21,540
 *Chic by His, Inc.....................................      1,000             750
 *Children's Comprehensive Services, Inc...............        500           3,422
 Chiquita Brands International, Inc....................      9,666          42,289
 *Chronimed, Inc.......................................      1,000           7,937
 *Chyron Corp..........................................      1,000             750
 *Cidco, Inc...........................................      1,000           8,062
 *Ciprico, Inc.........................................      1,000          12,781
 *Circuit City Stores, Inc. - Carmax Group.............      1,600           3,800
 *Circuit Systems, Inc.................................      1,300           1,787
 *Cirrus Logic, Inc....................................      4,400          61,050
 *Citadel Holding Corp.................................        300           1,031
 *Citation Corp........................................      2,000          33,875
 *Citizens, Inc. Class A...............................      1,391           9,041
 *Civic Bancorp........................................        441           7,070
 *Clean Harbors, Inc...................................        800           1,137
 Cleveland Cliffs, Inc.................................      1,100          32,175
 *Clintrials Research, Inc.............................      2,800          10,937
 Coachmen Industries, Inc..............................      1,000          14,312
 *Coast Dental Services, Inc...........................      1,000           3,187
 *Coast Distribution System............................        300             619
 Coastal Bancorp, Inc..................................      1,000          20,000
 *Coastcast Corp.......................................      1,000          13,000
 *Cobra Electronic Corp................................      1,000           5,000
 *#Coeur d'Alene Mines Corp. ID........................      2,000           8,125
 *Cohesion Technologies, Inc...........................      1,100           7,906
 *Coho Energy, Inc.....................................      1,700             408
 *Coinmach Laundry Corp................................      1,000          10,750
 *Cole National Corp. Class A..........................      1,000           5,375
 Columbus McKinnon Corp................................      1,000          10,312
 *Comdial Corp.........................................        600           4,978
 *Comforce Corp........................................      1,000           1,625
 *Comfort Systems USA, Inc.............................      2,500          20,625
 *Command Systems, Inc.................................        200             325
 Commercial Intertech Corp.............................        800          10,050
 Commercial Metals Co..................................      1,300          41,600
 Commonwealth Bancorp, Inc.............................      1,500          24,844
 Commonwealth Industries, Inc..........................      2,100          27,234
 Communications Systems, Inc...........................      1,000          11,687
 Community Trust Bancorp, Inc..........................      1,000          21,375
 *#Complete Management, Inc............................        700              12
 *Compucom Systems, Inc................................      4,500          14,203
 *CompUSA, Inc.........................................      5,300          31,137
 *#Computer Learning Centers, Inc......................      1,400           4,747
 *Computer Motion, Inc.................................        200           2,262
 *Computer Outsourcing Services, Inc...................        500          12,750
 *Comshare, Inc........................................      1,000           4,906
 *Comstock Resources, Inc..............................      1,900           6,650
 *Concord Camera Corp..................................      1,000          14,969
 *Condor Technology Solutions, Inc.....................      1,500           3,539

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Cone Mills Corp. NC..................................      2,000     $     9,875
 *Congoleum Corp. Class A..............................      1,000           3,375
 *Conso Products Co....................................        600           5,006
 *Consolidated Freightways Corp........................      2,500          22,734
 *Consumer Portfolio Services, Inc.....................      1,000           1,000
 *#ContiFinancial Corp.................................      3,800           1,187
 Cooker Restaurant Corp................................        500           1,562
 *Copart, Inc..........................................      1,800          46,575
 *Coram Healthcare Corp................................      4,200           2,887
 *Cornell Corrections, Inc.............................      1,000          11,437
 *Corrpro Companies, Inc...............................        375           2,719
 *Cort Business Services Corp..........................      1,000          19,500
 Corus Bankshares, Inc.................................      1,000          28,500
 *Covenant Transport, Inc. Class A.....................      1,000          14,531
 *Coventry Health Care, Inc............................      3,500          20,234
 *Craig (Jenny), Inc...................................      1,500           3,375
 *Craig Corp...........................................        300           1,800
 *Creative Computers, Inc..............................      1,000           9,594
 *Credit Acceptance Corp...............................      3,500          14,109
 *Criticare Systems, Inc...............................        600           1,425
 *Cross (A.T.) Co. Class A.............................      1,800           9,450
 *Crown Central Petroleum Corp. Class A................        400           2,600
 *Crown Central Petroleum Corp. Class B................        300           1,800
 Crown Crafts, Inc.....................................        700           1,837
 *Crown Vantage, Inc...................................      1,300           3,128
 *Crown-Andersen, Inc..................................        100             769
 Cubic Corp............................................        750          14,766
 Culp, Inc.............................................      1,000           6,250
 *Curative Health Services, Inc........................        200           1,587
 *Cybex International, Inc.............................        400           1,125
 *Cylink Corp..........................................      2,000          23,187
 *Cyrk, Inc............................................      1,300           9,669
 *Cytotherapeutics, Inc................................        100             142
 *Cytrx Corp...........................................        700           1,772
 *DII Group, Inc.......................................        400          25,275
 *DRS Technologies, Inc................................      1,000           8,625
 DT Industries, Inc....................................      1,300          10,156
 *DVI, Inc.............................................      1,300          18,200
 *Damark International, Inc. Class A...................        800           7,850
 *Dan River, Inc. (GA) Class A.........................      1,400           7,525
 *Danielson Holding Corp...............................        500           2,500
 *Data I/O Corp........................................      1,500           3,234
 *#Data Race, Inc......................................        400           1,219
 *Data Systems & Software, Inc.........................      1,500           4,781
 *Data Systems Network Corp............................         30              17
 *Datakey, Inc.........................................        200             344
 *DataTRAK International, Inc..........................        200             709
 *Dataware Technologies, Inc...........................        500           1,711
 *Datron Systems, Inc..................................        200           1,650
 *Datum, Inc...........................................        300           2,691
 Davel Communications, Inc.............................        329           1,162
 *#Daw Technologies, Inc...............................        800             412
 *Dawson Geophysical Co................................        300           2,691
 *Daxor Corp...........................................        400           6,050
 *Dayton Superior Corp. Class A........................      1,000          18,250
 *Deckers Outdoor Corp.................................      1,000           2,984
 *Del Global Technologies Corp.........................        500           4,211
 *Delphi Financial Group, Inc. Class A.................      1,020          31,620
 *#Delta Financial Corp................................      1,000           4,625

                                                               SHARES        VALUE+
                                                               ------        ------

 Delta Woodside Industries, Inc........................      2,100     $     4,069
 *Denali, Inc..........................................        100             369
 Designs, Inc..........................................      1,300           1,930
 *Detection Systems, Inc...............................        300           2,775
 Detroit Diesel Corp...................................      1,800          33,075
 *Devcon International Corp............................        400           1,975
 *Diagnostic Health Services, Inc......................        400              98
 *Diamond Home Services, Inc...........................        500             328
 *Dianon Systems, Inc..................................        500           5,000
 *Digi International, Inc..............................      1,000          16,187
 Dime Community Bancorp, Inc...........................      1,500          29,859
 Dimon, Inc............................................      5,800          19,575
 *Discount Auto Parts, Inc.............................      1,500          20,719
 *Dixie Group, Inc.....................................      1,000           6,906
 *Dollar Thrifty Automotive Group, Inc.................      1,100          21,725
 *Dominion Homes, Inc..................................        800           5,050
 Donegal Group, Inc....................................      1,000           6,812
 *Donna Karan International, Inc.......................        100             781
 *Donnkenny, Inc.......................................      1,400           1,050
 Downey Financial Corp.................................      3,653          73,517
 *Dress Barn, Inc......................................      1,900          32,537
 *Drug Emporium, Inc...................................      2,100           8,498
 *Drypers Corp.........................................        600           1,547
 *Dura Automotive Systems, Inc.........................        714          14,793
 *Dura Pharmaceuticals, Inc............................      2,400          31,275
 Dyersburg Corp........................................      1,100             756
 *Dynamics Research Corp...............................        660           3,486
 *E-Z-Em, Inc. Class A.................................        300           1,725
 *E-Z-Em, Inc. Class B.................................         27             148
 *EA Engineering Science & Technology, Inc.............        500             477
 *ECC International Corp...............................        800           2,600
 *EFTC Corp............................................      1,300           2,925
 *EIS International, Inc...............................      1,500           6,516
 EMC Insurance Group, Inc..............................      1,200          12,187
 *EMS Technologies, Inc................................        600           6,487
 *ESCO Electronics Corp. Trust Receipts................        900           8,719
 Eagle Bancshares, Inc.................................        500           8,016
 *Eagle Food Centers, Inc..............................      1,000           1,484
 *Eagle Geophysical, Inc...............................      1,128              45
 *Eagle Point Software Corp............................        300           1,594
 Eastern Co............................................        300           4,725
 Ecology & Environment, Inc. Class A...................        200           1,150
 Edo Corp..............................................        300           1,706
 *#Einstein/Noah Bagel Corp............................      1,600             675
 *El Paso Electric Co..................................      1,000           9,000
 *Elcom International, Inc.............................      1,100          11,378
 *Electro Rent Corp....................................      1,300          15,397
 *Elite Information Group, Inc.........................      1,000           7,125
 *#Eltrax System, Inc..................................        990           6,961
 *Encad, Inc...........................................      1,000           5,437
 Engineered Support Systems, Inc.......................      1,000          11,594
 Engle Homes, Inc......................................      1,000          10,656
 *Enserch Exploration Corp.............................      5,199          13,647
 *Environmental Elements Corp..........................        600           1,312
 *Equity Oil Co........................................      2,300           2,659
 *Esterline Technologies Corp..........................      3,000          37,687
 Ethyl Corp............................................      7,200          30,150
 *Evans & Sutherland Computer Corp.....................        700           9,034
 *Exabyte Corp.........................................      1,800          12,572

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Exar Corp............................................      1,000     $    48,781
 Exide Corp............................................      2,100          21,656
 *Exponent, Inc........................................        600           4,069
 *Extended Systems, Inc................................        300           4,472
 Ezcorp, Inc. Class A Non-Voting.......................      1,100           4,228
 FBL Financial Group, Inc. Class A.....................      2,500          43,437
 *FEI Co...............................................      1,000           8,250
 FFY Financial Corp....................................      1,000          15,437
 *FSI International, Inc...............................      2,400          22,575
 *FTI Consulting, Inc..................................      1,000           5,625
 Fab Industries, Inc...................................        500           5,875
 *Fairchild Corp. Class A..............................      3,113          22,569
 Falcon Products, Inc..................................      1,000           9,375
 *#Family Golf Centers, Inc............................      2,400           3,937
 *Fansteel, Inc........................................        700           3,150
 *Farm Family Holdings, Inc............................      1,000          40,750
 Farrel Corp...........................................        700           1,422
 *Featherlite Manufacturing, Inc.......................      1,000           6,594
 *Fibermark, Inc.......................................      1,000          12,500
 *Fidelity National Corp...............................        500           3,703
 Fidelity National Financial, Inc......................      2,000          30,125
 *Filenes Basement Corp................................      2,900             609
 *Finish Line, Inc. Class A............................      2,500          16,484
 *Finishmaster, Inc....................................        500           3,375
 *First Alliance Corp..................................        500           1,297
 First Bell Bancorp, Inc...............................        500           8,016
 *First Cash, Inc......................................        300           2,231
 First Defiance Financial Corp.........................        700           8,247
 First Essex Bancorp...................................        500           8,203
 First Federal Bancshares of Arkansas, Inc.............        200           3,362
 *First Investors Financial Services Group, Inc........        500           2,719
 First Keystone Financial, Inc.........................        100           1,075
 First Northern Capital Corp...........................        800           8,600
 *First Republic Bank..................................        600          14,137
 First Savings Bancorp, Inc. North Carolina............        200           3,862
 First SecurityFed Financial, Inc......................      1,000          11,375
 First Sentinel Bancorp, Inc...........................      2,400          19,987
 *#First Team Sports, Inc..............................        500           1,187
 First Washington Bancorp, Inc.........................      1,430          23,684
 *FirstFed Financial Corp. DE..........................      1,800          27,787
 Firstspartan Financial Corp...........................        200           3,712
 *Firstwave Technologies, Inc..........................        300           1,087
 *Fischer Imaging Corp.................................      1,000           1,719
 Flag Financial Corp...................................        100             706
 Flagstar Bancorp, Inc.................................        500           7,984
 *Flander Corp.........................................      2,800           9,012
 Fleetwood Enterprises, Inc............................      1,500          31,500
 Fleming Companies, Inc................................      3,100          37,394
 Flexsteel Industries, Inc.............................        600           8,325
 *Florsheim Group, Inc.................................        400           1,187
 Flushing Financial Corp...............................        600           9,562
 *Foodarama Supermarkets, Inc..........................        100           2,675
 *#Forcenergy, Inc.....................................      2,000           1,250
 *Forward Air Corp., Inc...............................        600          18,787
 *Foster (L.B.) Co. Class A............................        800           3,925
 Foster Wheeler Corp...................................      3,700          37,694
 *Four Media Co........................................      2,000          25,062
 *Franklin Covey Co....................................      2,400          17,550

                                                               SHARES        VALUE+
                                                               ------        ------

 *Franklin Electronic Publishers, Inc..................        500     $     2,500
 Freds, Inc. Class A...................................      2,250          29,391
 Fremont General Corp..................................     10,200          51,637
 Frequency Electronics, Inc............................      1,000           8,375
 *Fresh Choice, Inc....................................        500             875
 *Fresh Foods, Inc.....................................      1,000           7,469
 *Friede Goldman International.........................        627           5,290
 *Friedman Billings Ramsey Group, Inc. Class A.........      1,000           5,937
 Friedman Industries, Inc..............................        606           2,197
 Friedmans, Inc. Class A...............................      1,000           7,531
 Frisch's Restaurants, Inc.............................        648           6,237
 *Fritz Companies, Inc.................................      4,000          39,375
 Frontier Insurance Group, Inc.........................      4,400          13,200
 Frozen Food Express Industries, Inc...................      1,200           5,212
 *G-III Apparel Group, Ltd.............................        600           1,687
 GA Financial, Inc.....................................        200           2,700
 *GC Companies, Inc....................................        300           8,456
 *GP Strategies Corp...................................        500           3,937
 *GT Interactive Software Corp.........................      2,900           5,936
 *GZA Geoenvironmental Technologies, Inc...............        300           1,144
 *Gadzooks, Inc........................................        800           6,825
 Gainsco, Inc..........................................      1,500           8,906
 *Galey & Lord, Inc....................................      1,300           3,250
 *GameTech International, Inc..........................        600           2,775
 *#Gantos, Inc.........................................        166             174
 Garan, Inc............................................        400          12,350
 *Garden Fresh Restaurant Corp.........................        700          11,681
 *Garden Ridge Corp....................................      1,000          11,312
 *Gart Sports Co.......................................        123             723
 *Gehl Co..............................................        500           9,250
 General Chemical Group, Inc...........................      2,500           7,031
 *General Cigar Holdings, Inc. Class A.................      1,200           9,075
 *General Communications, Inc. Class A.................      5,000          20,469
 *#General Datacomm Industries, Inc....................        700           4,287
 *Genesis Health Ventures, Inc.........................      3,100           8,719
 Genesis Worldwide, Inc................................        300           1,256
 *#Geneva Steel Co. Class A............................        800             220
 *Genicom Corp.........................................        700             503
 *Genlyte Group, Inc...................................      1,100          26,469
 *Gensym Corp..........................................        500           2,445
 *Geoscience Corp......................................        200           1,312
 *Getty Petroleum Marketing, Inc.......................        900           2,700
 *Giant Group, Ltd.....................................        400           1,450
 *Giant Industries, Inc................................      1,000           8,687
 *Gibraltar Packaging Group, Inc.......................        900             562
 Gibraltar Steel Corp..................................        500          11,844
 *Gibson Greetings, Inc................................      1,400          13,300
 *Gish Biomedical, Inc.................................      1,000           3,406
 Glatfelter (P.H.) Co..................................      4,700          60,512
 Gleason Corp..........................................        200           3,550
 *Glenayre Technologies, Inc...........................      6,800          31,769
 *Global Industrial Technologies, Inc..................      1,900          23,987
 *#Golden Books Family Entertainment, Inc..............      1,000             185
 *Good Guys, Inc.......................................      1,200           9,825
 Gorman-Rupp Co........................................      1,000          17,875
 *Gottschalks, Inc.....................................      1,400          12,600

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Government Technology Services, Inc..................      1,600     $     5,050
 *Gradco Systems, Inc..................................        700             733
 *Graham-Field Health Products, Inc....................      2,730             915
 Grand Premier Financial, Inc..........................      1,135          19,082
 *Grand Union Co.......................................        300           3,169
 Granite State Bankshares, Inc.........................        300           6,619
 Greenbrier Companies, Inc.............................      1,300          13,000
 *Griffon Corp.........................................      2,800          21,525
 Guarantee Life Companies, Inc.........................      1,100          34,616
 Guaranty Federal Bancshares, Inc......................        100           1,112
 *Guest Supply, Inc....................................        500           7,125
 Guilford Mills, Inc...................................      1,800          13,050
 *Gundle/SLT Environmental, Inc........................      1,600           6,600
 *Gymboree Corp........................................      2,000          12,125
 HF Financial Corp.....................................        300           3,806
 HMN Financial, Inc....................................        750           9,539
 *HMT Technology Corp..................................      5,000          18,047
 *HS Resources, Inc....................................      2,000          25,875
 *Ha-Lo Industries, Inc................................      4,000          25,000
 Haggar Corp...........................................        600           7,462
 *Hampton Industries, Inc..............................        484           1,180
 Hancock Fabrics, Inc..................................      1,100           4,400
 Hancock Holding Co....................................      1,000          40,406
 *Hanger Orthopedic Group, Inc.........................      1,000          10,250
 Harbor Florida Bancshares, Inc........................      1,800          22,781
 *Harding Lawson Associates Group, Inc.................        400           2,987
 Hardinge Brothers, Inc................................      1,000          13,656
 Harleysville Group, Inc...............................      3,400          51,106
 #Harnischfeger Industries, Inc........................      3,700           3,931
 *Harry's Farmers Market, Inc. Class A.................        500             453
 *Hartmarx Corp........................................      2,800          10,675
 *Harvey Entertainment Co..............................        400           1,950
 *Hastings Entertainment, Inc..........................        600           2,944
 *Hathaway Corp........................................        400             475
 *Hauser, Inc..........................................        275             662
 Haven Bancorp, Inc....................................      1,000          16,187
 Haverty Furniture Co., Inc............................      3,400          46,750
 *Hawaiian Airlines, Inc...............................      3,200           7,000
 *Hawk Corp............................................      2,300          12,362
 *Hawker Pacific Aerospace.............................        300           1,378
 *Hawthorne Financial Corp.............................        700           9,712
 *Health Management Systems, Inc.......................      1,200           5,512
 *Health Risk Management, Inc..........................        800           5,450
 *Healthcare Recoveries, Inc...........................      1,000           3,266
 *Healthcare Services Group, Inc.......................      2,250          18,281
 *Healthcor Holdings...................................        500              30
 Healthplan Services Corp..............................      1,600          10,500
 Heico Corp............................................      1,000          17,125
 Heilig-Meyers Co......................................      7,450          27,006
 *Hello Direct, Inc....................................        300           3,609
 Heritage Financial Corp...............................      1,100           9,316
 *Hexcel Corp..........................................      4,500          26,719
 *Hi-Tech Pharmacal, Inc...............................        200             984
 *High Plains Corp.....................................      1,600           2,250
 *Highlands Insurance Group, Inc.......................      1,500          10,875
 *Hirsch International Corp. Class A...................      1,000           1,422
 *Hoenig Group, Inc....................................        500           4,953
 Holly Corp............................................        500           7,187
 *Hollywood Casino Corp. Class A.......................        800           2,700

                                                               SHARES        VALUE+
                                                               ------        ------

 *Hollywood Park, Inc..................................      2,000     $    40,375
 *Hologic, Inc.........................................      2,000          10,750
 Home Port Bancorp, Inc................................        200           5,325
 *Home Products International, Inc.....................      1,000           8,969
 *Homebase, Inc........................................      5,400          18,562
 *Homestead Village, Inc...............................      5,800          13,775
 Horizon Financial Corp................................      1,230          12,377
 *Horizon Health Corp..................................        500           3,719
 *Horizon Offshore, Inc................................      1,100           6,909
 *Hospitality Worldwide Services, Inc..................      1,000           2,750
 *Hovnanian Enterprises, Inc. Class A..................      1,300           8,287
 *Hub Group, Inc. Class A..............................      1,000          17,312
 Huffy Corp............................................        800           5,250
 Hughes Supply, Inc....................................      1,450          34,347
 Hunt (J.B.) Transport Services, Inc...................      4,400          58,162
 Hunt Corp.............................................      1,000           8,250
 Huntco, Inc. Class A..................................        300             656
 *Hurco Companies, Inc.................................      1,000           3,875
 *Hutchinson Technology, Inc...........................      1,600          29,500
 *#Hvide Marine, Inc. Class A..........................        500              67
 *Hycor Biomedical, Inc................................        600           1,369
 *Hypercom Corp........................................      4,000          37,750
 *Hyseq, Inc...........................................      1,400           9,450
 *ICF Kaiser International, Inc........................      1,800           1,012
 *ICT Group, Inc.......................................        300           3,675
 *ICU Medical, Inc.....................................      1,500          23,016
 *IEC Electronics Corp.................................      1,300           3,006
 *IFR Systems, Inc.....................................      1,000           3,875
 *IHOP Corp............................................      1,600          24,800
 *II-VI, Inc...........................................      1,000          17,375
 *#IMC Mortgage Co.....................................      2,800              60
 IMCO Recycling, Inc...................................      1,200          15,450
 *IRI International Corp...............................      3,400          14,450
 ISB Financial Corp. LA................................      1,100          17,600
 *ITEQ, Inc............................................      3,044           2,616
 *ITLA Capital Corp....................................      1,000          14,656
 *IVI Checkmate Corp...................................      1,400           4,856
 Ico, Inc..............................................      1,800           2,784
 Immulogic Pharmaceutical Corp.........................      1,500             398
 *Imperial Credit Industries, Inc......................      3,300          19,387
 Imperial Sugar Co.....................................      4,200          16,800
 *Inacom Corp..........................................      3,800          22,562
 Independent Bank East.................................        420           6,943
 *Industrial Distribution Group, Inc...................        500           1,906
 *Inference Corp. Class A..............................      1,500           7,078
 *#Infonautics Corp. Class A...........................        500           3,883
 *Information Management Associates, Inc...............        600           2,409
 *Information Resources, Inc...........................      3,200          31,950
 Ingles Market, Inc. Class A...........................        400           4,687
 *Innodata Corp........................................        198           1,590
 *Innovative Clinical Solutions, Ltd...................      1,600             800
 *Inprise Corp.........................................      4,700          42,006
 *Input Software, Inc..................................      1,000           4,562
 *Input/Output, Inc....................................      5,600          30,100
 *Inso Corp............................................      1,000          22,719
 *Inspire Insurance Solutions, Inc.....................      1,600          10,075
 Insteel Industries, Inc...............................        700           5,906
 *Insurance Auto Auctions, Inc.........................      1,000          14,281
 *Integra, Inc.........................................      1,200           1,950
 *Integrated Electrical Services, Inc..................      4,600          48,875

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Integrated Health Services, Inc......................      5,900     $     2,212
 *Integrated Silicon Solution, Inc.....................      2,100          19,130
 *Intelligent Systems Corp.............................        500           1,328
 *Inter Parfums, Inc...................................        500           4,594
 *Interface Systems, Inc...............................        400           5,587
 Interface, Inc. Class A...............................      4,200          19,031
 *Intergraph Corp......................................      5,300          23,767
 *Interlinq Software Corp..............................      1,000           4,344
 *Intermagnetics General Corp..........................      1,020           6,821
 Intermet Corp.........................................      2,200          22,137
 International Aluminum Corp...........................        500          12,344
 International Multifoods Corp.........................      1,500          20,906
 *International Remote Imaging Systems, Inc............        100              69
 International Shipholding Corp........................        400           5,400
 *International Speciality Products, Inc...............      9,300          77,887
 *International Telecommunication Data Systems, Inc....      1,000          13,062
 *International Thoroughbred Breeders, Inc.............        800             352
 *International Total Services, Inc....................        400             536
 Interpool, Inc........................................     13,950         123,806
 *Intertan, Inc........................................        900          21,544
 *Ionics, Inc..........................................      1,100          29,356
 Isco, Inc.............................................        200           1,003
 *Isle of Capri Casinos, Inc...........................      3,700          47,753
 *Isolyser Co., Inc....................................      4,100          11,659
 *#Itron, Inc..........................................      1,000           6,344
 *Iwerks Entertainment, Inc............................      1,900           1,395
 *J & J Snack Foods Corp...............................      1,800          33,919
 *J. Alexander's Corp..................................        300             919
 *J. Jill Group, Inc...................................      1,000           5,453
 *JDA Software Group, Inc..............................      1,400          19,644
 *JLM Industries, Inc..................................      1,000           3,656
 JSB Financial, Inc....................................        900          53,212
 *Jackpot Enterprises, Inc.............................        700           5,731
 *Jaclyn, Inc..........................................        200             562
 *Jaco Electronics, Inc................................        300           1,116
 *Jacobson Stores, Inc.................................        500           3,453
 *Jan Bell Marketing, Inc..............................      2,200           6,187
 *Jason, Inc...........................................      1,700          12,750
 Jefferson Savings Bancorp, Inc........................      1,000          12,000
 *Johnson Worldwide Associates, Inc. Class A...........      1,500          11,789
 *Johnston Industries, Inc.............................        600             937
 *Jos. A. Bank Clothiers, Inc..........................      1,000           2,750
 *Jps Packaging Company................................        500           1,469
 *#Jumbosports, Inc....................................      1,700              21
 *#Just for Feet, Inc..................................      2,200           2,750
 Justin Industries, Inc................................      3,300          51,253
 K Swiss, Inc. Class A.................................        600           8,569
 K2, Inc...............................................      1,400          10,325
 KCS Energy, Inc.......................................      3,100           2,325
 *KLLM Transport Services, Inc.........................        500           3,164
 *KVH Industries, Inc..................................        500           1,539
 *Kaiser Aluminum Corp.................................      8,000          53,000
 *Kaiser Ventures, Inc.................................      1,600          22,100
 Kaman Corp. Class A...................................      1,800          21,431
 *Kasper A.S.L., Ltd...................................      1,000           2,937
 Katy Industries, Inc..................................        800           8,400
 Kellwood Co...........................................      1,800          37,350

                                                               SHARES        VALUE+
                                                               ------        ------

 *Kendle International, Inc............................        900     $     7,312
 *Kent Electronics Corp................................      2,600          59,637
 *Kevco, Inc...........................................      1,000           2,906
 *Key Energy Group, Inc................................      4,000          20,000
 *Key Production Co., Inc..............................        800           6,500
 *Key Tronic Corp......................................      1,000           4,187
 *Keystone Automotive Industries, Inc..................      1,000           5,750
 *Keystone Consolidated Industries, Inc................        598           2,355
 *Kimmins Corp.........................................        300             117
 *Kinark Corp..........................................        100             125
 *Kinnard Investment, Inc..............................        300           1,716
 *Kitty Hawk, Inc......................................      1,000           7,812
 Klamath First Bancorp, Inc............................      1,300          14,787
 Knape & Vogt Manufacturing Co.........................        500           7,547
 *Komag, Inc...........................................      6,700          15,703
 *Koss Corp............................................      1,000          14,937
 LNR Property Corp.....................................      2,300          40,538
 LTV Corp..............................................     12,800          44,800
 *La Jolla Pharmceutical Co............................        500             953
 LabOne, Inc...........................................        450           3,459
 *Laboratory Corp. of America Holdings, Inc............      1,500           5,625
 *Laclede Steel Co.....................................        200              87
 *Ladd Furniture, Inc..................................      1,200          25,388
 *Ladish Co., Inc......................................      1,500          10,289
 *Lakes Gaming, Inc....................................        825           7,090
 *Lam Research Corp....................................        500          38,719
 *Lamson & Sessions Co.................................      1,500           7,875
 *Lancer Corp..........................................      1,300           6,988
 *Landair Corp.........................................        300           1,519
 Landamerica Financial Group, Inc......................        800          15,550
 *Landrys Seafood Restaurants, Inc.....................      3,300          29,133
 *Larscom, Inc.........................................        500           2,234
 *Layne Christensen Co.................................      1,000           6,750
 *Lazare Kaplan International, Inc.....................      1,000           7,750
 *Leapnet, Inc.........................................      1,000           5,453
 *Learn2.com, Inc......................................        184             555
 *#Leasing Solutions, Inc..............................      1,200             263
 *Lechters, Inc........................................      2,200           3,438
 Lesco, Inc............................................        500           7,516
 Lifetime Hoan Corp....................................      1,100           5,603
 Lillian Vernon Corp...................................        800           9,600
 Lindberg Corp.........................................        400           3,500
 *#Lodgian, Inc........................................      1,200           6,900
 *Loehmanns, Inc.......................................        200              18
 *Loews Cineplex Entertainment Corp....................      5,900          38,350
 *Logic Devices, Inc...................................        700           1,553
 *Lone Star Steakhouse Saloon..........................      4,300          32,452
 Longview Fibre Co.....................................      2,800          35,700
 *Louis Dreyfus Natural Gas Corp.......................      3,350          60,300
 Luby's Cafeterias, Inc................................      1,100          12,788
 Lufkin Industries, Inc................................        600           8,363
 *Lumisy, Inc..........................................      1,100           3,506
 *Lunar Corp...........................................        500           3,484
 *Lydall, Inc. DE......................................      1,000           8,938
 M.A. Hanna Co.........................................      3,900          40,706
 *M.H. Meyerson & Co., Inc.............................        200             856
 MDC Holdings, Inc.....................................      1,400          20,913
 MI Schottenstein Homes, Inc...........................        800          12,600
 *MIM Corp.............................................      1,200           2,625

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 MMI Companies, Inc....................................      2,000     $     8,125
 *MRV Communications, Inc..............................      2,900          92,709
 *MS Carriers, Inc.....................................      2,100          54,994
 MTS Systems Corp......................................      1,600          16,025
 *Mac-Gray Corp........................................        200             788
 *Magellan Health Services, Inc........................      3,700          23,125
 *Magnetek, Inc........................................      2,100          14,044
 *Magnum Hunter Resources, Inc.........................      1,500           4,781
 *Main Street & Main, Inc..............................      1,000           3,406
 *Manchester Equipment Co., Inc........................      1,000           3,156
 *Manugistic Group, Inc................................      1,500          25,219
 *Mapinfo Corp.........................................        100           2,394
 Marcus Corp...........................................      1,500          19,125
 *Marine Transport Corp................................        360             956
 *Mariner Post-Acute Network, Inc......................      2,400             282
 *Marisa Christina, Inc................................        600           1,106
 Maritrans, Inc........................................      1,000           5,563
 *MarkWest Hydrocarbon, Inc............................        300           1,650
 *Marlton Technologies, Inc............................        200             375
 Marsh Supermarkets, Inc. Class A......................        300           4,125
 Marsh Supermarkets, Inc. Class B......................        400           4,175
 *Material Sciences Corp...............................        800           8,750
 *Matlack Systems, Inc.................................        200             788
 *Matrix Pharmaceutical, Inc...........................      1,700           8,819
 *Matrix Service Co....................................      1,800           8,213
 *Maxco, Inc...........................................        700           5,786
 *Maxicare Health Plans, Inc...........................        500           1,609
 *Maxim Group, Inc.....................................      1,900          10,688
 *Maxxam, Inc..........................................      1,000          45,438
 *Mazel Stores, Inc....................................      1,000           9,500
 *McNaughton Apparel Group, Inc........................        800           5,650
 *McWhorter Technologies, Inc..........................        500           6,875
 Meadowbrook Insurance Group, Inc......................        500           2,969
 Medford Bancorp, Inc..................................        600          10,050
 *Media 100, Inc.......................................        700           9,778
 *Medical Alliance, Inc................................        400             744
 *Medical Graphics Corp................................        300             544
 *#Medical Resources, Inc..............................        600             347
 *Medicore, Inc........................................        500             719
 *Medstone International, Inc..........................        300           1,786
 Merchants Bancorp, Inc................................        400          12,975
 *Mercury Air Group, Inc...............................        400           3,200
 Meridian Insurance Group, Inc.........................        660          10,189
 *Meridian Resource Corp...............................      1,000           3,688
 *Merisel, Inc.........................................      2,500           4,141
 *Merix Corp...........................................        500           6,047
 *Mesa Air Group, Inc..................................      3,800          19,238
 *Metacreations Corp...................................      1,900          13,359
 *Metal Management, Inc................................      4,300           9,877
 *Metals USA, Inc......................................      3,100          25,963
 *Metatec Corp. Class A................................      1,100           2,853
 *Metrika System Corp..................................        200           1,238
 *Metrocall, Inc.......................................      5,080          10,478
 *Metromedia International Group, Inc..................      7,600          34,200
 *Michael Anthony Jewelers, Inc........................        500           1,563
 Michael Foods, Inc....................................      1,700          42,766
 *Micro Linear Corp....................................      1,000           7,125
 *Micro Warehouse, Inc.................................      3,600          42,413
 *Microage, Inc........................................      2,200           6,531
 *Microcide Pharmaceuticals, Inc.......................        400           2,906
 *Microsemi Corp.......................................      1,000           7,719

                                                               SHARES        VALUE+
                                                               ------        ------

 *Microtest, Inc.......................................      1,700     $    11,794
 *Microtouch Systems, Inc..............................      1,000          14,906
 Mid America Banccorp..................................        899          25,790
 *Middleby Corp........................................        500           2,641
 *Midway Airlines Corp.................................        500           3,734
 *Midwest Grain Products, Inc..........................        600           5,119
 Mikasa, Inc...........................................      1,200          13,050
 Milacron, Inc.........................................      1,400          20,388
 *Miller Industries, Inc...............................      4,400          10,725
 *Miltope Group, Inc...................................        500             367
 Mine Safety Appliances Co.............................        500          31,500
 Mississippi Chemical Corp.............................      2,800          14,875
 *Mitcham Industries, Inc..............................      1,000           3,906
 *Monarch Casino and Resort, Inc.......................        500           2,891
 *Monarch Dental Corp..................................        500           1,000
 *Monro Muffler Brake, Inc.............................        630           4,449
 *Moog, Inc. Class A...................................        500          13,125
 *Moore Medical Corp...................................        100             794
 Moore Products Co.....................................        100           3,366
 *Morrison Knudsen Corp................................      3,900          33,881
 *Morrow Snowboards, Inc...............................        100              30
 *Mother's Work, Inc...................................        200           2,163
 *Motor Car Parts & Accessories, Inc...................        200             289
 Movado Group, Inc.....................................        937          22,312
 *Movie Gallery, Inc...................................      2,100           8,663
 *Multiple Zones International, Inc....................        500           5,164
 *N & F Worldwide Corp.................................      1,500           8,250
 *NABI, Inc............................................      3,900          17,916
 NBT Bancorp...........................................      1,187          20,263
 NCH Corp..............................................        200           9,325
 *NCI Building Systems, Inc............................        500           8,313
 *#NCS Healthcare, Inc.................................      1,600           4,275
 *NMT Medical, Inc.....................................      1,200           2,513
 *NPS Pharmaceuticals, Inc.............................      1,000           5,969
 *NS Group, Inc........................................      2,200          22,825
 *Nabors Industries, Inc...............................      1,947          51,730
 *Napco Security Systems, Inc..........................        500           1,813
 Nash Finch Co.........................................        900           6,497
 *Nashua Corp..........................................        500           3,688
 *Nastech Pharmaceutical Co., Inc......................      1,000           1,953
 *Nathans Famous, Inc..................................        400           1,344
 National City Bancorp.................................        798          15,661
 *National Home Centers, Inc...........................        500             617
 *National Home Health Care Corp.......................        206             869
 National Presto Industries, Inc.......................        500          17,625
 *National Processing, Inc.............................        600           5,175
 *National Research Corp...............................        300           1,331
 National Steel Corp. Class B..........................      2,800          16,275
 National Technical Systems, Inc.......................      1,100           4,194
 *National Techteam, Inc...............................      1,200           4,763
 *Natural Alternatives International, Inc..............        200             681
 *Natural Microsystems Corp............................        300          10,913
 *Natural Wonders, Inc.................................        700           1,072
 Nelson (Thomas), Inc..................................      1,300          11,538
 *Netmanage, Inc.......................................      5,928          29,547
 *#Netrix Corp.........................................      1,300          11,741
 *Network Computing Devices, Inc.......................      1,300           8,409
 *Network Equipment Technologies, Inc..................      2,200          27,088
 *Neurocrine Biosciences, Inc..........................      1,500          19,641
 *New Brunswick Scientific Co., Inc....................        418           2,299

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *New Horizons Worldwide, Inc..........................        750     $    10,313
 Newmil Bancorp, Inc...................................        200           2,550
 *Newpark Resources, Inc...............................        400           2,400
 Newport Corp..........................................        500          12,750
 *Nexthealth, Inc......................................        700             984
 *Niagara Corp.........................................        200             931
 *Nobel Learning Communities, Inc......................        200           1,613
 *Noodle Kidoodle, Inc.................................      1,700          11,953
 *Nord Resources Corp..................................      1,900             309
 *Norstan, Inc.........................................        600           4,313
 *Nortek, Inc..........................................      1,000          25,750
 *North Face, Inc......................................      1,200           6,338
 Northland Cranberries, Inc. Class A...................      2,000          11,813
 *Northwest Pipe Co....................................        500           6,250
 *Northwestern Steel & Wire Co.........................      3,900           1,645
 *Novacare, Inc........................................      5,600           4,550
 *Novametrix Medical Systems, Inc......................      1,000           4,000
 *Nu Horizons Electronics Corp.........................      1,155          10,467
 *Nuevo Energy Co......................................      1,400          21,613
 *Numerex Corp. Class A................................      1,000           6,656
 Nymagic, Inc..........................................      1,000          14,375
 *O'Sullivan Industries Holdings, Inc..................      1,100          18,838
 *O.I. Corp............................................        400           1,700
 *ODS Networks, Inc....................................      1,300          10,644
 OEA, Inc..............................................      1,400           7,613
 *OMNI Energy Services Corp............................        200             319
 *OSI Systems, Inc.....................................      1,100           4,847
 *Oak Technology, Inc..................................      4,600          29,613
 Oakwood Homes Corp....................................      7,500          22,500
 *Objective Systems Integrators, Inc...................      2,500           9,961
 *Oceaneering International, Inc.......................        500           6,500
 OceanFirst Financial Corp.............................      1,600          29,650
 *Ocwen Financial Corp.................................      5,600          36,400
 *Officemax, Inc.......................................      6,100          37,363
 *Offshore Logistics, Inc..............................      2,800          27,650
 *Ogden Corp...........................................      7,700         100,100
 Oglebay Norton Co.....................................        400           8,838
 Oil-Dri Corp. of America..............................        100           1,481
 *Old Dominion Freight Lines, Inc......................      1,000          12,688
 Olsten Corp...........................................      7,700          77,963
 *Olympic Steel, Inc...................................      1,700           8,553
 *Omega Protein Corp...................................      2,500           6,563
 *Omega Worldwide, Inc.................................      1,100           4,159
 *Omtool, Ltd..........................................        500           1,484
 *One Price Clothing Stores, Inc.......................      1,900           5,047
 *Ontrack Data International, Inc......................      1,000          10,719
 *Onyx Acceptance Corp.................................        700           5,163
 *Opinion Research Corp................................        200           1,375
 *Opta Food Ingredients, Inc...........................      1,300           4,022
 *Opti, Inc............................................      1,200           4,200
 Optical Coating Laboratory, Inc.......................      1,000         196,719
 *Optika Imaging Systems, Inc..........................        400           2,100
 *Option Care, Inc.....................................        800           2,675
 *Orbital Sciences Corp................................        300           4,163
 Oregon Steel Mills, Inc...............................      2,700          21,938
 Oregon Trail Financial Corp...........................        200           2,231
 *Oroamerica, Inc......................................        700           4,878
 *Ortel Corp...........................................        200          12,725
 *Orthologic Corp......................................      2,000           4,938
 Oshkosh Truck Corp. Class B...........................      2,550          70,444
 *Oshman's Sporting Goods, Inc.........................        500             844

                                                               SHARES        VALUE+
                                                               ------        ------

 *Osmonics, Inc........................................      1,300     $    11,700
 *Ostex International, Inc.............................      2,000           4,688
 *Outlook Group Corp...................................        400           1,825
 *Outsource International, Inc.........................        300             277
 *Overland Data........................................      1,000           6,719
 Overseas Shipholding Group, Inc.......................      5,900          86,288
 Owosso Corp...........................................        200             738
 Oxford Industries, Inc................................        700          14,919
 *PBOC Holdings, Inc...................................        600           4,988
 *PC Service Source, Inc...............................      1,000           2,563
 *PLM International, Inc...............................      1,000           5,688
 *PMR Corp.............................................        100             222
 *PPT Vision, Inc......................................        300             909
 *PS Group Holdings, Inc...............................        500           5,250
 PXRE Group, Ltd.......................................      1,511          18,699
 *Pancho's Mexican Buffet, Inc.........................        133             372
 *Panera Bread CO......................................        600           4,763
 *Par Technology Corp..................................      1,000           5,063
 *Paragon Trade Brands, Inc............................        500             260
 Park Electrochemical Corp.............................      1,300          42,738
 *Parker Drilling Co...................................      8,700          34,256
 *Park-Ohio Holdings Corp..............................      1,700          20,081
 *Parlex Corp..........................................        200           3,775
 *Parlux Fragrances, Inc...............................      2,400           8,850
 Patina Oil & Gas Corp.................................      1,000           7,125
 Patrick Industries, Inc...............................      1,000          12,063
 *Paul Harris Stores, Inc..............................        500           1,617
 Paula Financial, Inc..................................        300           1,847
 *Paxar Corp...........................................      3,000          25,500
 *Paxson Communications Corp...........................      3,000          34,313
 *Payless Cashways, Inc................................         34              55
 *Pediatric Services of America, Inc...................      1,000           1,047
 *Pediatrix Medical Group, Inc.........................        500           3,875
 Penford Corp..........................................        400           6,000
 *#Penn Traffic Company................................          2              15
 *Penn Treaty American Corp............................        600           9,525
 Penn Virginia Corp....................................        400           7,175
 Penn-America Group, Inc...............................        500           4,000
 *Penncorp Financial Group, Inc........................      2,100           1,444
 Pennfed Financial Services, Inc.......................      1,000          15,719
 *Pentacon, Inc........................................      1,000           2,813
 *Penwest Pharmaceuticals Company......................        600           8,081
 Pep Boys - Manny, Moe & Jack..........................      6,100          59,094
 *Perceptron, Inc......................................      1,200           5,269
 *Perfumania, Inc......................................      1,000           3,594
 *Perini Corp..........................................        400           1,575
 *Perrigo Co...........................................      4,900          41,191
 *Perry Ellis International, Inc.......................      1,000          11,375
 *Personnel Group of America, Inc......................      4,300          33,594
 *Petco Animal Supplies, Inc...........................      2,500          34,688
 *Petrocorp, Inc.......................................      1,700          10,519
 *Petroleum Development Corp...........................        900           3,839
 *PetSmart, Inc........................................      5,300          23,022
 *Pharmchem Laboratories, Inc..........................        500           1,594
 *Phar-Mor, Inc........................................      1,100           2,836
 Phillips-Van Heusen Corp..............................      2,500          21,250
 *Phoenix International Life Sciences, Inc.............         34             190
 *Phoenix International, Ltd...........................        300           1,219
 Phoenix Investment Partners, Ltd......................      2,200          17,188
 *Phoenix Technologies, Ltd............................      1,800          25,763

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Phycor, Inc..........................................      6,300     $     9,253
 Piccadilly Cafeterias, Inc............................        900           4,556
 *Pico Holdings, Inc...................................        780          11,871
 *Picturetel Corp......................................      3,800          18,822
 Pier 1 Imports, Inc. DE...............................        500           3,469
 *Piercing Pagoda, Inc.................................      1,400          18,288
 #Pillowtex Corp.......................................      1,100           4,400
 Pinnacle Bancshares, Inc..............................        200           1,800
 *Pinnacle Global Group, Inc...........................        300           1,613
 *Pinnacle Systems, Inc................................        480          15,810
 Pioneer Standard Electronics, Inc.....................      2,300          30,906
 Pitt-Des Moines, Inc..................................      1,000          24,188
 Pittston Co. Burlington Group.........................      3,200          30,400
 *Planar Systems, Inc..................................      1,800          11,700
 *#Planet Hollywood, Inc...............................      7,600             764
 *Plasma-Therm, Inc....................................      1,000           8,281
 *#Play By Play Toys and Novelties, Inc................      1,000           2,953
 *Players International, Inc...........................      5,000          38,906
 *#Pluma, Inc..........................................        200               2
 Pocahontas Bancorp, Inc...............................        100             638
 *Polymedica Industries, Inc...........................        500           8,844
 Pope & Talbot, Inc....................................      1,100          13,131
 *Powercerv Corp.......................................      1,300           3,372
 *Praegitzer Industries, Inc...........................      1,000           5,484
 Presidential Life Corp................................      2,900          51,294
 *Pricesmart, Inc......................................        450          17,522
 *Pride International, Inc.............................      6,700          96,313
 *Primark Corp.........................................      3,100          82,344
 *Prime Hospitality Corp...............................      3,900          33,881
 *Prime Medical Services, Inc..........................      1,500          14,203
 Primesource Corp......................................        500           3,031
 *Procyte Corp.........................................      1,100             894
 *Programmers Paradise, Inc............................        400           2,675
 *ProMedCo Management Company..........................      2,200           4,572
 *Protection One, Inc..................................     12,300          21,525
 *Protocol Systems, Inc................................      1,400          11,069
 *Provident Financial Holdings, Inc....................      1,000          18,563
 *Pure World, Inc......................................        520           1,479
 *Pyramid Breweries, Inc...............................        300             445
 *QMS, Inc.............................................        264             792
 *Qad, Inc.............................................        200             956
 *Quad Systems Corp....................................      1,200           1,650
 Quaker Chemical Corp..................................        500           7,813
 *Quaker City Bancorp, Inc.............................        625          10,547
 *Quaker Fabric Corp...................................      1,250           4,199
 *Quality Dining, Inc..................................      1,400           3,281
 Quality Systems, Inc..................................      1,000           6,750
 Quanex Corp...........................................      1,600          33,900
 *Quantum Corp-Hard Disk Drive.........................        221           1,519
 *Quest Diagnostics, Inc...............................      1,700          51,744
 *Quigley Corp.........................................      1,000           2,109
 *Quintel Entertainment, Inc...........................      1,000           6,063
 *Quorum Health Group, Inc.............................      6,000          53,813
 *R & B, Inc...........................................      1,100           6,806
 *RCM Technologies, Inc................................        500           6,422
 *RDO Equipment Co. Class A............................        200           1,313
 RLI Corp..............................................        750          25,500
 *RMH Teleservices, Inc................................        200           1,409
 RPC, Inc..............................................      2,400          16,500
 *RTI International Metals, Inc........................      1,500           9,938
 *RTW, Inc.............................................      1,000           5,219

                                                               SHARES        VALUE+
                                                               ------        ------

 *Radiance Medical Systems, Inc........................      1,000     $     5,438
 *RadiSys Corp.........................................        301          13,502
 *Rag Shops, Inc.......................................        210             440
 *Railamerica, Inc.....................................        500           4,047
 *Railtex, Inc.........................................      1,000          16,875
 *Rainbow Technologies, Inc............................        800          13,575
 *Rainforest Cafe, Inc.................................      2,800          13,125
 *Ramsay Youth Services, Inc...........................        233             320
 Range Resources Corp..................................      3,000           9,938
 *Rare Hospitality International, Inc..................      1,800          37,856
 *Raytel Med Corp......................................      1,000           2,969
 *Reading Entertainment, Inc...........................        400           2,350
 *Read-Rite Corp.......................................      4,200          23,034
 *Recoton Corp.........................................        800           6,525
 *Redhook Ale Brewery, Inc.............................      1,000           2,422
 Redwood Empire Bancorp................................        200           4,713
 *Reebok International, Ltd............................      5,700          51,300
 *Refac................................................        300           1,388
 *Regeneron Pharmaceuticals, Inc.......................      2,100          16,144
 *Reliability, Inc.....................................        500           1,469
 Reliance Bancorp, Inc.................................      1,300          51,147
 Reliance Group Holdings, Inc..........................     18,300          73,200
 *Relm Wireless Corp...................................        400           1,650
 *Renaissance Worldwide, Inc...........................      4,400          21,175
 *Renex Corp...........................................        800           4,875
 *Rentrak Corp.........................................        100             541
 *Rent-Way, Inc........................................        600           9,150
 *#Reptron Electronics, Inc............................      1,000           6,875
 *Republic Bankshares, Inc.............................      1,000          14,094
 *Research Partners International, Inc.................        300           1,458
 *ResortQuest International, Inc.......................      1,400           8,663
 Resource America, Inc.................................      2,100          17,653
 Resource Bancshares Mortgage Group, Inc...............      1,630           8,252
 *Response Oncology, Inc...............................        873           1,228
 Richardson Electronics, Ltd...........................        600           3,994
 *Riddell Sports, Inc..................................      1,700           5,100
 Riggs National Corp...................................      2,000          28,438
 *Right Management Consultants, Inc....................        300           3,291
 *Rightchoice Managed Care, Inc. Class A...............        300           3,375
 Riverview Bancorp, Inc................................        300           3,347
 *Roadhouse Grill, Inc.................................      1,000           3,969
 Roanoke Electric Steel Corp...........................      1,800          29,306
 Robbins & Myers, Inc..................................      1,000          20,000
 *Roberds, Inc.........................................        500             516
 *Robotic Vision Systems, Inc..........................      1,500           8,953
 *Rochester Medical Corp...............................        200           1,488
 *Rock of Ages Co......................................        500           2,984
 *Rockshox, Inc........................................      1,500           1,125
 Rock-Tenn Co. Class A.................................      2,400          37,200
 *Rocky Shoes & Boots, Inc.............................        100             753
 *Rofin-Sinar Technologies, Inc........................      1,000           7,063
 *Rogue Wave Software, Inc.............................        500           3,953
 Rollins Truck Leasing Corp............................      5,850          68,738
 *Romac International, Inc.............................      6,500          72,922
 *Rottlund, Inc........................................        500           1,344
 Rouge Industries, Inc. Class A........................        900           6,806
 *Royal Appliance Manufacturing Co.....................      1,000           5,813
 *Rural/Metro Corp.....................................      1,300           7,516
 Russ Berrie & Co., Inc................................      1,500          38,250

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ryans Family Steak Houses, Inc.......................      4,500     $    44,297
 Ryerson Tull, Inc.....................................      2,529          51,686
 Ryland Group, Inc.....................................      1,800          40,950
 *S&K Famous Brands, Inc...............................        400           3,013
 #SCPIE Holdings, Inc..................................      1,100          38,294
 *SED International Holdings, Inc......................      1,000           2,047
 *SEMX Corp............................................      1,000           6,375
 *SMC Corp.............................................        200             813
 *SOS Staffing Services, Inc...........................      1,000           4,750
 *SPAR Group, Inc......................................        200             800
 *SPR, Inc.............................................      1,200           5,550
 *#SSE Telecom, Inc....................................        500           3,094
 *STM Wireless, Inc. Class A...........................        200             981
 *Sames Corp...........................................        300           4,500
 *San Filippo (John B.) & Son, Inc.....................        800           2,875
 Sanderson Farms, Inc..................................      1,300          12,106
 *Sands Regent Casino Hotel............................        400             675
 *Saucony, Inc. Class B................................        300           3,816
 *Savoir Technology Group, Inc.........................      1,500           8,016
 *Scan-Optics, Inc.....................................      1,000           1,328
 Schnitzer Steel Industries, Inc. Class A..............      1,000          18,656
 *#Schuff Steel Company................................        200             775
 *Schuler Homes, Inc...................................      1,800          11,644
 Schulman (A.), Inc....................................      2,100          33,272
 Schweitzer-Maudoit International, Inc.................      2,700          35,775
 *Seacor Smit, Inc.....................................      1,000          51,875
 *Seattle Filmworks, Inc...............................      1,000           3,234
 *Secom General Corp...................................         80             250
 *Segue Software, Inc..................................        300           7,641
 *Seibels Bruce Group, Inc.............................      1,000           2,141
 *Seitel, Inc..........................................      2,000          13,500
 Selas Corp. of America................................        500           3,094
 Selective Insurance Group, Inc........................      2,100          36,816
 *Semitool, Inc........................................      1,300          14,828
 *Sensormatic Electronics Corp.........................      1,800          28,688
 *Sequa Corp. Class A..................................        200          11,125
 *Service Experts, Inc.................................      1,500           9,375
 *#Service Merchandise Co., Inc........................      8,800           2,200
 *Shaw Group, Inc......................................      1,000          20,875
 *Sheldahl, Inc........................................      1,000           4,094
 *Shells Seafood Restaurants, Inc......................        300             872
 *Shiloh Industries, Inc...............................      1,100           9,556
 *Shoe Carnival, Inc...................................        800           8,150
 *Sholodge, Inc........................................        600           3,431
 *Shoney's, Inc........................................      2,258           3,105
 *Sierra Health Services, Inc..........................      2,100          19,688
 Sifco Industries, Inc.................................        400           2,750
 *Sight Resource Corp..................................      1,700           3,666
 *Signal Technology Corp...............................        600           2,700
 *Signature Eyewear, Inc...............................        200             631
 *Silicon Valley Group, Inc............................      3,800          54,506
 *Silverleaf Resorts, Inc..............................      1,500          10,969
 *Simione Central Holdings, Inc........................        400             488
 Simmons First National Corp. Class A..................        200           5,450
 Simpson Industries, Inc...............................      1,900          20,009
 *#Simula, Inc.........................................        500           2,844
 *Sitel Corp...........................................      4,000          23,750
 *Sizzler International, Inc...........................      2,400           6,000
 Skyline Corp..........................................        900          22,331
 Smart & Final Food, Inc...............................      2,000          13,750

                                                               SHARES        VALUE+
                                                               ------        ------

 Smith (A.O.) Corp.....................................      1,000     $    22,000
 Smith (A.O.) Corp. Convertible Class A................        300           6,450
 *Smithway Motor Express Corp. Class A.................        600           2,644
 *Softech, Inc.........................................        300             375
 *#Software Spectrum, Inc..............................      1,000          10,938
 *Sola International, Inc..............................      3,200          45,600
 *Sonic Automotive, Inc................................        500           4,500
 South Jersey Industries, Inc..........................      1,000          29,313
 *Southern Energy Homes, Inc...........................      1,200           2,738
 *#Southern Pacific Funding Corp.......................      1,200              27
 *Southwall Technologies, Inc..........................        500           2,180
 Southwestern Energy Co................................      2,200          16,363
 Sovereign Bancorp, Inc................................      2,320          20,554
 *Spacehab, Inc........................................        900           4,472
 *Spacelabs Medical, Inc...............................      1,000          13,938
 Spartan Motors, Inc...................................      1,000           4,188
 *Sparton Corp.........................................        500           2,375
 *Spectrum Control, Inc................................        500           5,391
 *SpeedFam-IPEC, Inc...................................      3,065          36,205
 *Speizman Industries, Inc.............................        300           1,538
 *Splash Technology Holdings, Inc......................      1,300           9,242
 *Sport Chalet, Inc....................................        600           3,459
 *Sport Supply Group, Inc..............................        300           1,913
 *Sports Authority, Inc................................      2,800           5,950
 *Sports Club Co., Inc.................................        600           2,513
 *Sportsman's Guide, Inc...............................      1,000           3,219
 Springs Industries, Inc. Class A......................      1,000          40,000
 St. Mary Land & Exploration Co........................        100           2,116
 *Stac Software, Inc...................................         25             154
 *Staffmark, Inc.......................................      2,500          19,883
 Standard Commercial Corp..............................        856           3,317
 *Standard Management Corp.............................        700           4,222
 *Standard Microsystems Corp...........................      1,600          19,550
 Standard Motor Products, Inc. Class A.................      1,100          20,144
 Standard Pacific Corp. DE.............................      3,600          39,600
 *Standard Register Co.................................      1,400          29,488
 *Stanley Furniture, Inc...............................        400           8,150
 *Starcraft Corp.......................................        200           1,406
 Starrett (L.S.) Co. Class A...........................        200           4,763
 *#Starter Corp........................................      2,300             207
 State Auto Financial Corp.............................      3,200          30,900
 State Financial Services Corp. Class A................        500           7,906
 Steel Technologies, Inc...............................      1,500          16,828
 Stepan Co.............................................        500          11,844
 Stephan Co............................................        200             800
 Sterling Bancorp......................................        500           9,375
 *Sterling Financial Corp. WA..........................        600           7,613
 Stewart & Stevenson Services, Inc.....................      3,000          35,813
 Stewart Enterprises, Inc..............................     20,000         102,188
 Stewart Information Services Corp.....................      1,000          13,500
 Stifel Financial Corp.................................        551           5,717
 Stone & Webster, Inc..................................        800          13,100
 *Storage Computer Corp................................        100             125
 *Stormedia, Inc. Class A..............................      1,000               1
 *Strategic Distribution, Inc..........................      2,000           3,188
 *Stratus Properties, Inc..............................      1,300           5,322

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Strawbridge and Clothier Liquidating Trust...........        900     $       146
 Stride Rite Corp......................................      3,000          19,125
 *Strouds, Inc.........................................      1,100           2,423
 *Stuart Entertainment, Inc............................        600              48
 *Suburban Lodges of America, Inc......................      2,200          12,719
 *Successories, Inc....................................        200             538
 *Summit Design, Inc...................................      2,100           6,431
 *#Sun Healthcare Group, Inc...........................      4,800             228
 *Sun Television and Appliances, Inc...................      2,400              19
 *#Sunbeam Corp........................................      3,700          18,269
 *Sunburst Hospi.......................................      1,000           5,188
 *Sunrise Medical, Inc.................................      2,000          12,000
 *Sunrise Resources, Inc...............................      1,400           7,153
 *Sunterra Corp........................................      2,000          21,500
 Superior Surgical Manufacturing Co., Inc..............        800           7,800
 *Suprema Specialties, Inc.............................      1,200          10,538
 *Swiss Army Brands, Inc...............................      1,700          13,919
 *Sylvan, Inc..........................................        400           3,725
 *Symmetricom, Inc.....................................      2,100          15,619
 *Symons International Group, Inc......................      1,000           1,359
 *Symphonix Devices, Inc...............................        200             622
 *Syms Corp............................................      1,500           9,094
 Synalloy Corp. DE.....................................      1,000           7,188
 *Synaptic Pharmaceutical Corp.........................      1,000           4,563
 *Synbiotics Corp......................................        600           1,359
 *Sync Research, Inc...................................        220             674
 *Syntellect, Inc......................................      1,300           2,884
 *Synthetic Industries, Inc............................        400          13,038
 *TBA Entertainment Corp...............................        500           2,094
 *TBC Corp.............................................      2,600          15,356
 TCBY Enterprises, Inc.................................      2,200           8,800
 *TCSI Corp............................................      3,800           7,125
 *TII Industries, Inc..................................      1,200           1,519
 TJ International, Inc.................................      1,400          58,319
 *TRC Companies, Inc...................................        300           2,363
 *TRM Copy Centers Corp................................      1,000           5,688
 Tab Products Co. DE...................................        400           3,050
 *Taco Cabana, Inc.....................................      2,500          21,641
 *Tandy Brand Accessories, Inc.........................        500           6,516
 *Tandy Crafts, Inc....................................      1,000           3,313
 Technology Research Corp..............................        300             323
 *Tech-Sym Corp........................................        300           5,663
 *Tegal Corp...........................................      1,200           3,881
 Telxon Corp...........................................        500           7,891
 Terra Industries, Inc.................................      8,400          17,325
 *Tesoro Petroleum Corp................................      3,100          37,200
 *Tesseract Group, Inc.................................      1,000           1,875
 *Tetra Technologies, Inc..............................        800           6,200
 Texas Industries, Inc.................................      1,800          65,250
 *Thermedics, Inc......................................      3,200          18,200
 *Thermo Bioanalysis Corp..............................        600          10,575
 *Thermo Ecotek Corp...................................        500           3,688
 *Thermo Optek Corp....................................      3,200          32,200
 *Thermo Sentron, Inc..................................        500           7,406
 *Thermo Terratech, Inc................................        500           3,375
 *ThermoQuest Corp.....................................        500           5,156
 Thermoretec Corp......................................        900           5,963
 *Thermospectra Corp...................................      1,000          15,938
 *Thermotrex Corp......................................      1,000           8,125

                                                               SHARES        VALUE+
                                                               ------        ------

 Thomas Industries, Inc................................        450     $     7,256
 *Thomaston Mills, Inc.................................        400             513
 *Thorn Apple Valley, Inc..............................      1,500             165
 *Tier Technologies, Inc. Class B......................        600           4,331
 Timberland Bancorp, Inc...............................        200           2,356
 *Tipperary Corp.......................................      1,000           1,375
 Titan International, Inc..............................      1,200           7,950
 #Titanium Metals Corp.................................      2,700          14,681
 *Todd Shipyards Corp..................................        800           7,000
 *Topps, Inc...........................................      3,800          43,344
 Toro Co...............................................      1,000          32,438
 *Total Renal Care Holdings, Inc.......................      4,700          33,488
 *Tower Air, Inc.......................................      1,100           1,633
 *Tractor Supply Co....................................        500           8,500
 *#Trans World Airlines, Inc...........................      3,000           9,750
 *Transcoastal Marine Services, Inc....................      1,400           4,528
 *Transfinancial Holdings, Inc.........................        300           1,594
 *Transmedia Network, Inc..............................        300             750
 *Transportation Components, Inc.......................      2,000           5,500
 *Transportation Technologies Industries, Inc..........      1,300          17,428
 Transpro, Inc.........................................      1,000           6,625
 Transtechnology Corp..................................        500           4,375
 *Transworld Healthcare, Inc...........................      2,000           4,375
 *Travel Services International, Inc...................      1,100          11,034
 Tremont Corp. DE......................................        600           9,563
 *Trend-Lines, Inc. Class A............................        200             294
 Trenwick Group, Inc...................................        825          16,758
 *Trex Medical Corp....................................      2,400           6,600
 *Trico Marine Services, Inc...........................      2,500          18,672
 *Trident Microsystems, Inc............................        900           9,422
 *Tridex Corp..........................................        300             534
 Trigen Energy Corp....................................        400           6,525
 *TriPath Imaging, Inc.................................        395           2,592
 *Tripos, Inc..........................................        100             995
 *Trism, Inc...........................................        500              82
 *Triumph Group........................................        500          12,156
 *Trump Hotels & Casino Resorts, Inc...................      2,000           7,750
 *Tultex Corp..........................................      2,500             547
 Twin Disc, Inc........................................        200           2,788
 *Twinlab Corp.........................................      1,700          16,575
 U.S. Bancorp, Inc.....................................      1,500          18,844
 *#U.S. Diagnostic, Inc................................      2,500           2,148
 *U.S. Office Products, Co.............................      3,800          14,013
 *U.S. Vision, Inc.....................................        100             253
 *US Oncology, Inc.....................................      7,648          36,448
 *US Xpress Enterprises, Inc. Class A..................      1,000           7,219
 *USA Floral Products, Inc.............................      1,000           2,844
 *USA Truck, Inc.......................................      1,400          12,119
 *UTI Energy Corp......................................      1,500          30,375
 *Ubics, Inc...........................................        200             519
 *Ugly Duckling Corp...................................      2,000          14,875
 *Ultimate Electronics, Inc............................      1,300          30,428
 *Ultrafem, Inc........................................      1,000              17
 *Ultrak, Inc..........................................      1,400           6,563
 *Ultralife Batteries, Inc.............................        300           1,819
 *Ultratech Stepper, Inc...............................      1,700          32,141
 *#Unapix Entertainment, Inc...........................      1,000           1,875
 *Unicapital Corp......................................      4,500          10,125
 Unico American Corp...................................        500           3,438
 *UniComp, Inc.........................................      1,000           3,750

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Unifi, Inc...........................................      2,200     $    29,150
 Unifirst Corp.........................................      1,100          16,706
 *Unimark Group, Inc...................................      1,000           1,281
 *Uni-Marts, Inc.......................................        500             438
 *Union Acceptance Corp. Class A.......................        500           3,672
 *Unit Corp............................................      2,600          14,950
 *United American Healthcare Corp.,....................        700             744
 United Industrial Corp................................      1,400          12,163
 *United Natural Foods, Inc............................        600           5,063
 *United Retail Group, Inc.............................      1,100          10,158
 *United States Home Corp..............................      1,000          25,750
 United Wisconsin Services, Inc........................      1,800           9,675
 *Universal American Financial Corp....................        700           2,975
 *Universal International, Inc.........................        400           1,038
 *Universal Stainless & Alloy Products, Inc............        300           1,130
 *Universal Standard Medical Labs, Inc.................        500               8
 *Uno Restaurant Corp..................................        600           6,600
 *Urocor, Inc..........................................      1,100           3,730
 *Urologix, Inc........................................      1,000           5,094
 *Utilx Corp...........................................        800           3,500
 *VTEL Corp............................................      2,600           9,344
 *Vallen Corp..........................................      1,500          37,172
 *Value City Department Stores, Inc....................      2,600          43,388
 *Valuevision International, Inc. Class A..............      2,700         121,416
 *Vans, Inc............................................      1,500          18,000
 *#Vari L Co., Inc.....................................        300           6,009
 *Variflex, Inc........................................      1,200           7,500
 *Vectra Technologies, Inc.............................        500               8
 *#Vencor, Inc.........................................      5,500             866
 *Venture Stores, Inc..................................      1,500              12
 *Verilink Corp........................................      1,500           4,945
 *Veritas DGC, Inc.....................................      3,500          50,969
 *Vertex Communications Corp...........................        200           4,250
 Vesta Insurance Group, Inc............................      2,000           7,875
 *Vestcom Int'l, Inc...................................        300           1,050
 *Veterinary Centers of America, Inc...................      2,200          24,681
 *Viasoft, Inc.........................................      1,500           9,258
 *Vicon Industries, Inc................................        200           1,175
 *Vicorp Restaurants, Inc..............................        800          14,050
 *Video Display Corp...................................        300           1,200
 *Video Services Corp..................................        500           1,500
 *Video Update, Inc....................................      2,175             935
 *#Videonics, Inc......................................        200             203
 Virco Manufacturing Corp..............................      1,089          14,838
 *Virtualfund.Com, Inc.................................        900           1,856
 *Vista Medical Technologies, Inc......................        500             211
 Vital Signs, Inc......................................        700          16,363
 *Vivid Technologies, Inc..............................      1,000           5,922
 *Volt Information Sciences, Inc.......................      2,000          44,625
 *Vysis, Inc...........................................        500           1,602
 *#WHX Corp............................................      2,200          19,525
 *WLR Foods, Inc.......................................      1,314           7,473
 *WPI Group, Inc.......................................      1,000           2,719
 Wabash National Corp..................................      3,400          49,938
 Wackenhut Corp. Class B Non-Voting....................      1,000          10,125
 *Walker Interactive Systems, Inc......................        500           2,922
 *Warrantech Corp......................................      1,000           1,000
 Warren Bancorp, Inc...................................        600           4,894

                                                               SHARES        VALUE+
                                                               ------        ------

 *Washington Homes, Inc................................        700     $     3,719
 Washington Savings Bank FSB Waldorf, MD...............        400           1,350
 *Waterlink, Inc.......................................      1,500           4,688
 Watkins-Johnson Co....................................        500          19,406
 Watsco, Inc. Class A..................................      1,500          16,313
 Watts Industries, Inc. Class A........................      1,600          22,300
 *Webb (Del) Corp......................................      1,600          36,600
 *Weirton Steel Corp...................................      3,600          11,475
 Wellman, Inc..........................................      3,500          55,781
 *#Wells-Gardner Electronics Corp......................        210             656
 *West Coast Entertainment Corp........................        200              45
 *West Marine, Inc.....................................      1,100           9,384
 Westcorp, Inc.........................................      2,800          41,125
 Westerfed Financial Corp..............................        500           8,250
 *Western Beef, Inc....................................        500           4,359
 *Western Water Co.....................................        500             672
 *Weston (Roy F.), Inc. Class A........................        600           1,331
 *Wickes Lumber Co.....................................      1,200           6,094
 *Williams Clayton Energy, Inc.........................        700          10,369
 *Willis Lease Finance Corp............................        500           3,281
 *Wilshire Financial Sevices Group, Inc................          8              10
 *Wilshire Oil Co. of Texas............................        515           1,996
 *Windmere Corp........................................      2,000          28,625
 Wiser Oil Co..........................................        800           2,250
 Wolohan Lumber Co.....................................        600           7,331
 *Wolverine Tube, Inc..................................      1,400          21,263
 Woodhead Industries, Inc..............................        500           6,625
 Woodward Governor Co..................................      1,000          26,969
 *Workgroup Technology Corp............................        900             984
 World Fuel Services Corp..............................      1,000           8,000
 *Worldtex, Inc........................................      1,200           1,425
 *Xetel Corp...........................................      1,300           2,417
 *Xtra Corp............................................      1,800          72,000
 Yankee Energy Systems, Inc............................        900          38,419
 Yardville National Bancorp............................      1,000          12,000
 *Yellow Corp..........................................      3,400          57,375
 York Financial Corp...................................        832          10,556
 York Group, Inc.......................................        500           2,133
 Zap.com Corp..........................................         46             104
 *Zapata Corp..........................................      2,300          12,506
 *Zaring National Corp.................................        100             456
 *Zemex Corp...........................................        756           6,143
 Zenith National Insurance Corp........................      1,500          31,125
 *#Zoltek Companies, Inc...............................      1,000          11,594
 *Zygo Corp............................................      1,000          19,313
 *Zymetx, Inc..........................................        200             422
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $20,892,064)...................................                 18,883,746
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Franklin Covey Co. Rights 11/30/99
   (Cost $0)...........................................      2,400               0
                                                                       -----------

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $485,688) to be
   repurchased at $474,070.
   (Cost $474,000).....................................    $    474    $   474,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $21,366,064)++.................................                $19,357,746
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $21,366,961.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (100.0%)
 AK Steel Holding Corp.................................      3,200     $    53,000
 *AMR Corp.............................................      9,900         602,662
 *Advanced Micro Devices, Inc..........................      8,100         228,825
 Advanta Corp. Class A.................................        166           2,895
 Advanta Corp. Class B Non-Voting......................        272           3,502
 Aetna, Inc............................................      9,100         497,087
 Airborne Freight Corp.................................      3,000          69,562
 *Alaska Air Group, Inc................................      1,900          72,200
 Albemarle Corp........................................      1,000          19,375
 Alexander & Baldwin, Inc..............................      3,100          70,719
 *Allegheny Corp.......................................        102          19,584
 Alliant Energy Corp...................................      5,000         135,312
 Allmerica Financial Corp..............................      1,500          82,781
 *Allstate Corp........................................      6,100         159,744
 Ambac, Inc............................................      2,200         119,900
 *America West Holdings Corp.
   Class B.............................................      2,000          40,375
 American Annuity Group, Inc...........................      2,700          43,537
 American Financial Group, Inc.........................      3,500          94,281
 American Greetings Corp. Class A......................      4,100          96,606
 American National Insurance Co........................      1,610         107,367
 Amerus Life Holdings, Inc. Class A....................      1,500          35,344
 Archer-Daniels Midland Co.............................     40,393         502,388
 Argonaut Group, Inc...................................        300           6,937
 *Arrow Electronics, Inc...............................      7,300         166,987
 Ashland, Inc..........................................      4,400         148,500
 *#AutoNation, Inc.....................................     36,000         335,250
 *Avnet, Inc...........................................      2,200         120,862
 *BJ Services, Co......................................      1,700          59,287
 Bancwest Corp.........................................      2,200          96,937
 Bear Stearns Companies, Inc...........................      7,910         322,827
 Belo (A.H.) Corp. Class A.............................      6,500         117,000
 *Bethlehem Steel Corp.................................      7,200          45,000
 Block Drug Co., Inc. Class A..........................          9             279
 Boise Cascade Corp....................................      3,800         131,575
 *Borders Group, Inc...................................        400           6,200
 Borg Warner Automotive, Inc...........................        400          16,200
 Bowater, Inc..........................................      2,700         132,300
 Brunswick Corp........................................      3,900          85,069
 Burlington Northern Santa Fe Corp.....................     34,600       1,003,400
 *CBRL Group, Inc......................................      4,700          51,994
 *CNA Financial Corp...................................     12,000         468,000
 CSX Corp..............................................     14,100         501,431
 Capital Re Corp.......................................      1,000          13,750
 *Centex Corp..........................................      3,500          83,125
 Champion International Corp...........................      6,200         343,712
 Chesapeake Corp.......................................        700          22,356
 *Chris-Craft Industries, Inc..........................      1,591         110,376
 Cincinnati Financial Corp.............................     10,690         355,777
 *Coca-Cola Enterprises, Inc...........................      2,000          42,375
 Commerce Group, Inc...................................      1,400          39,025
 Conseco, Inc..........................................     21,100         427,275
 Consolidated Papers, Inc..............................      3,900         114,075
 *Consolidated Stores Corp.............................      6,400         100,800
 Cooper Tire & Rubber Co...............................      3,800          57,000
 Corn Products International, Inc......................      2,700          84,712
 Countrywide Credit Industries, Inc....................      7,300         205,312
 Crown Cork & Seal Co., Inc............................      8,000         163,000
                                                            SHARES           VALUE+
                                                            ------           ------
 Cummins Engine Co., Inc...............................      2,100     $    85,050
 *Dana Corp............................................      1,900          52,725
 Delphi Automotive Systems Corp........................     21,596         340,137
 *Delta Air Lines, Inc.................................      4,400         216,700
 Dillards, Inc. Class A................................      6,900         130,237
 EOG Resources, Inc....................................      2,800          51,800
 *Eastman Chemical Co..................................      3,000         116,625
 Enhance Financial Services Group, Inc.................      1,000          17,125
 Everest Reinsurance Holdings, Inc.....................      2,900          68,875
 *Extended Stay America, Inc...........................      5,800          44,587
 *FMC Corp.............................................      1,000          48,500
 *Federal-Mogul Corp...................................      6,100         136,106
 *Federated Department Stores, Inc.....................     12,300         578,869
 Financial Security Assurance Holdings, Ltd............      1,900         100,344
 First American Financial Corp.........................      2,800          36,050
 Florida East Coast Industries, Inc....................      1,200          48,900
 *Ford Motor Co........................................     32,900       1,661,450
 Fortune Brands, Inc...................................     12,800         437,600
 *GATX Corp............................................      1,200          39,450
 General Motors Corp...................................     30,900       2,224,800
 *General Motors Corp. Class H.........................      7,200         616,500
 Georgia-Pacific Corp..................................      5,600         222,950
 Golden West Financial Corp............................      1,400         141,312
 Goodrich (B.F.) Co....................................      1,300          29,331
 *Goodyear Tire & Rubber Co............................      1,000          33,750
 Great Atlantic & Pacific Tea Co., Inc.................      2,200          55,962
 *Greenpoint Financial Corp............................      3,800          96,187
 #Harnischfeger Industries, Inc........................      2,000           2,125
 *Harris Corp..........................................      2,200          46,200
 *Healthsouth Corp.....................................     26,200         149,012
 Helmerich & Payne, Inc................................      2,800          63,350
 Hilton Hotels Corp....................................      8,000          80,500
 Hollinger International, Inc. Class A.................      5,400          67,837
 Horton (D.R.), Inc....................................      6,000          82,500
 *Humana, Inc..........................................     10,700          74,900
 IBP, Inc..............................................      4,300          94,869
 IMC Global, Inc.......................................      7,800         125,775
 *Ikon Office Solutions, Inc...........................      9,600          64,200
 *Imation Corp.........................................        100           3,219
 *Ingram Micro, Inc....................................      5,000          66,562
 *#Integrated Health Services, Inc.....................      2,000             750
 *Interim Services, Inc................................      2,200          40,562
 International Paper Co................................      1,478          77,133
 *K Mart Corp..........................................     32,000         318,000
 Kennametal, Inc.......................................      1,200          39,900
 LNR Property Corp.....................................        500           8,813
 Lafarge Corp..........................................      5,900         159,300
 *Lam Research Corp....................................      1,100          85,181
 *Lanier Worldwide, Inc................................      2,200           8,800
 Lehman Brothers Holdings, Inc.........................      7,700         588,087
 Liberty Corp..........................................      1,000          45,750
 *Liberty Financial Companies, Inc.....................      2,700          63,450
 Lincoln National Corp.................................      7,400         308,488
 *Lockheed Martin Corp.................................      1,400          27,825
 Loews Corp............................................      6,900         441,600
 *Louisiana-Pacific Corp...............................      6,900          84,525
 Lubrizol Corp.........................................      1,000          27,375

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lyondell Chemical Co.................................      2,800     $    39,200
 MBIA, Inc.............................................      3,600         180,000
 *Mandalay Resort Group................................      6,000         139,875
 *Manor Care, Inc......................................      1,000          20,063
 Mark IV Industries, Inc...............................      2,500          46,875
 Mead Corp.............................................      6,200         221,263
 Millennium Chemicals, Inc.............................      4,950          96,834
 *Mirage Resorts, Inc..................................     11,000         140,938
 *Modis Professional Services, Inc.....................      5,900          63,056
 Murphy Oil Corp.......................................        400          22,600
 Nabisco Group Holdings Corp...........................     19,940         230,556
 *National Semiconductor Corp..........................      2,100          89,250
 Norfolk Southern Corp.................................     24,300         519,413
 Northrop Grumman Corp.................................      5,600         314,650
 Occidental Petroleum Corp.............................     12,800         280,800
 *Officemax, Inc.......................................      7,100          43,488
 *#Ohio Casualty Corp..................................      3,000          46,219
 Old Republic International Corp.......................      7,850          98,125
 Olsten Corp...........................................      3,000          30,375
 Omnicare, Inc.........................................      5,600          75,950
 *Owens-Illinois, Inc..................................      8,300         198,681
 PMI Group, Inc........................................      1,050          52,434
 Pacific Century Financial Corp........................      5,200         102,050
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A....................      1,268          59,438
 *Pactiv Corporation...................................     11,000         112,750
 *Park Place Entertainment Corp........................      5,300          68,238
 Penney (J.C.) Co., Inc................................     16,600         370,388
 Penzoil Quaker State Co...............................      3,000          31,125
 *Phelps Dodge Corp....................................      4,624         240,448
 *Pioneer Natural Resources Co.........................      7,600          63,175
 Potlatch Corp.........................................      1,500          60,656
 *Premier Parks, Inc...................................        400          10,000
 Pulte Corp............................................      2,400          48,150
 Questar Corp..........................................      5,300          91,094
 *R & B Falcon Corp....................................     12,700         157,163
 RJ Reynolds Tobacco Holdings, Inc.....................      7,046         150,168
 *Rayonier, Inc........................................        700          31,106
 *Raytheon Co. Class A.................................      2,600          75,725
 *Raytheon Co. Class B.................................      2,000          61,375
 Reynolds Metals Co....................................      4,600         287,788
 *Rowan Companies, Inc.................................      4,300          73,638
 Russell Corp..........................................      1,100          14,369
 Ryder System, Inc.....................................      4,500         101,531
 Safeco Corp...........................................     11,800         279,881
 *Safety-Kleen Corp....................................      4,700          55,225
 Saint Paul Companies, Inc.............................     14,712         444,119
 *Saks, Inc............................................      6,000         105,000
 *Seagate Technology, Inc..............................      1,100          40,700
 *Sears, Roebuck & Co..................................      9,500         324,781
 *Sensormatic Electronics Corp.........................      5,600          89,250
                                                            SHARES           VALUE+
                                                            ------           ------
 Service Corp. International...........................     17,500     $   132,344
 *Silicon Graphics, Inc................................      6,600          62,288
 *Smurfit-Stone Container Corp.........................      3,663          70,284
 Sovereign Bancorp, Inc................................      5,100          45,183
 Springs Industries, Inc. Class A......................      1,000          40,000
 Starwood Hotels and Resorts Worldwide, Inc............     11,500         256,594
 *#Sunoco, Inc.........................................      5,100         130,369
 *Tech Data Corp.......................................      1,400          34,388
 *Tecumseh Products Co. Class A........................        700          33,622
 Tecumseh Products Co. Class B.........................        300          13,069
 Telephone & Data Systems, Inc.........................        200          26,638
 Temple-Inland, Inc....................................      1,900         108,775
 *Tenet Healthcare Corp................................     18,900         421,706
 Tenneco Automotive, Inc...............................      2,200          17,325
 Terra Industries, Inc.................................      3,000           6,188
 *Thermo-Electron Corp.................................     13,700         205,500
 Tidewater, Inc........................................      3,200         102,200
 Timken Co.............................................      5,100          97,538
 *Toys R Us, Inc.......................................     16,100         281,750
 Travelers Property Casualty Corp......................      6,100         203,206
 *Trinity Industries, Inc..............................      1,100          32,175
 *UAL Corp.............................................      3,600         247,500
 UMB Financial Corp....................................        330          13,406
 USX-Marathon Group, Inc...............................      8,300         219,431
 USX-US Steel Group....................................      5,700         144,281
 Ultramar Diamond Shamrock Corp........................      5,800         146,813
 *Unifi, Inc...........................................      2,000          26,500
 Union Pacific Corp....................................     16,400         771,825
 Union Pacific Resources Group, Inc....................     14,600         190,713
 *United Rentals, Inc..................................        700          12,075
 Unitrin, Inc..........................................      4,700         175,663
 *Unova, Inc...........................................      5,000          65,625
 UnumProvident Corp....................................      7,882         256,658
 Valero Energy Corp....................................      4,200          87,150
 Valhi, Inc............................................      6,500          70,281
 *Venator Group, Inc...................................      7,300          50,188
 *Vishay Intertechnology, Inc..........................      3,830         110,831
 Weis Markets, Inc.....................................      1,700          69,606
 Wesco Financial Corp..................................        400         110,000
 Westvaco Corp.........................................      6,950         209,803
 Worthington Industries, Inc...........................      3,800          60,563
 *Ziff-Davis, Inc......................................      6,300         116,156
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $31,922,753)++.................................                $31,890,447
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $31,923,105.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (27.9%)
COMMON STOCKS -- (27.9%)
  Aichi Steel Works, Ltd...............................       4,000    $    10,178
  Aisin Seiki Co., Ltd.................................       2,000         30,415
  Amada Co., Ltd.......................................       3,000         17,028
  *Aoki Corp...........................................       6,000          3,053
  Aoyama Trading Co., Ltd..............................       1,100         26,158
  *Ashikaga Bank, Ltd..................................       9,000         19,377
  *Atsugi Co., Ltd.....................................       5,000          8,954
  Bank of Yokohama, Ltd................................      15,000         67,965
  Calpis Co., Ltd......................................       2,000          9,121
  Canon Sales Co., Inc.................................       2,000         27,401
  Casio Computer Co., Ltd..............................       3,000         20,434
  Chiba Bank, Ltd......................................      10,000         53,530
  Chiyoda Fire and Marine Insurance Co., Ltd...........       5,000         16,245
  Chudenko Corp........................................       1,030         17,962
  Chugoku Bank, Ltd....................................       2,000         22,547
  Chuo Trust and Banking Co., Ltd......................       2,000         19,572
  Citizen Watch Co., Ltd...............................       3,000         18,378
  Cosmo Oil Co., Ltd...................................      10,000         15,658
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       4,000         17,106
  Daicel Chemical Industries, Ltd......................       4,000         11,822
  Daido Steel Co., Ltd.................................       5,000          7,976
  Dai-Ichi Kangyo Bank, Ltd............................      12,000        138,220
  *Daikyo, Inc.........................................       3,000          8,661
  Daishi Bank, Ltd.....................................       5,000         19,670
  Daito Trust Construction Co., Ltd....................       2,916         36,812
  Daiwa Bank, Ltd......................................      26,000         87,782
  Daiwa House Industry Co., Ltd........................       7,000         63,023
  *Daiwa Securities Co., Ltd...........................      22,000        313,901
  Dowa Fire & Marine Insurance Co., Ltd................       5,000         12,967
  Ezaki Glico Co., Ltd.................................       2,200         10,550
  *Fujita Corp.........................................       9,000          6,077
  Fukuoka City Bank, Ltd...............................       4,712         22,365
  Fukuyama Transporting Co., Ltd.......................       4,000         28,576
  Gunze, Ltd...........................................       4,000         11,156
  *Hanwa Co., Ltd......................................       2,000          2,290
  *Haseko Corp.........................................       8,000          4,462
  Higo Bank, Ltd.......................................       3,000         13,153
  *Hino Motors, Ltd....................................       5,000         15,903
  Hiroshima Bank, Ltd..................................       2,000          7,770
  Hitachi Cable, Ltd...................................       5,000        29,505]
  Hitachi Koki Co., Ltd................................       2,000          5,930
  Hitachi Maxell, Ltd..................................       1,000         26,814
  Hitachi Metals, Ltd..................................       5,000         22,998
  Hitachi Transport System, Ltd........................       2,000         11,117
  Hitachi, Ltd.........................................      61,000        841,708
  *Hokkaido Bank, Ltd..................................       7,000         11,098
  Hokkoku Bank, Ltd....................................       5,000         20,796
  *Hokuriku Bank, Ltd..................................       7,000         16,509
  House Foods Corp.....................................       2,000         28,399
  Hyakugo Bank, Ltd. (105th Bank)......................       4,000         19,103
  Hyakujishi Bank, Ltd.................................       3,000         19,318
  Inax Corp............................................       2,000         11,841
  Ishikawajima-Harima Heavy Industries Co., Ltd........      18,000         22,371
                                                               SHARES        VALUE+
                                                               ------        ------
  *Itochu Corp.........................................      22,000    $   130,900
  Japan Energy Corp....................................      15,000         14,679
  Juroku Bank, Ltd.....................................       5,000         22,802
  Kajima Corp..........................................      13,000         43,764
  *Kamagai Gumi Co., Ltd...............................       6,000          5,050
  Kamigumi Co., Ltd....................................       4,000         17,028
  Kandenko Co., Ltd....................................       3,000         15,795
  Katokichi Co., Ltd...................................       1,000         25,102
  Kinden Corp..........................................       2,000         16,069
  #Kiyo Bank, Ltd......................................       5,000         14,092
  *Kobe Steel, Ltd.....................................      45,000         34,349
  Komatsu, Ltd.........................................      14,000         78,779
  Komori Corp..........................................       1,000         19,621
  Konica Corp..........................................       5,000         20,062
  Kureha Chemical Industry Co., Ltd....................       4,000         10,804
  Kyudenko Corp........................................       2,000          7,712
  Kyushu Matsushita Electric Co., Ltd..................       2,000         25,601
  Maeda Corp...........................................       2,000          6,165
  Makita Corp..........................................       2,000         18,202
  *Marubeni Corp.......................................      22,000         85,472
  Maruetsu, Inc........................................       3,000         11,215
  Matsushita Electric Industrial Co., Ltd..............      38,000        961,295
  Mitsubishi Corp......................................       6,000         52,317
  Mitsubishi Gas Chemical Co., Inc.....................       5,000         11,450
  Mitsubishi Heavy Industries, Ltd.....................      46,000        149,004
  *Mitsubishi Materials Corp...........................      10,000         21,530
  *Mitsubishi Motors Corp..............................      14,000         64,941
  Mitsui Trust & Banking Co., Ltd......................      16,000         49,322
  Mizuno Corp..........................................       2,000          5,696
  Mycal Corp...........................................       3,000         14,562
  *NKK Corp............................................      64,000         50,732
  NTN Corp.............................................       4,000         13,896
  Nagase & Co., Ltd....................................       2,000          8,240
  Nanto Bank, Ltd......................................       3,000         23,546
  *New Japan Securities Co., Ltd.......................       6,000         17,322
  Nichimen Corp........................................       5,000          6,018
  *Nippon Credit Bank, Ltd.............................      20,000              0
  Nippon Light Metal Co., Ltd..........................       8,000          9,473
  Nippon Mitsubishi Oil Company........................      19,100         84,299
  Nippon Sheet Glass Co., Ltd..........................       4,000         23,174
  Nippon Shinpan Co., Ltd..............................       6,000         17,674
  Nishimatsu Construction Co., Ltd.....................       4,000         17,967
  Nishi-Nippon Bank, Ltd...............................       6,000         25,718
  Nisshin Steel Co., Ltd...............................      12,000         12,331
  *Nisshinbo Industries, Inc...........................       3,000         15,149
  Nittetsu Mining Co., Ltd.............................       2,000          4,795
  Nitto Boseki Co., Ltd................................       7,000         11,714
  Noritz Corp..........................................       1,000         11,567
  *Oki Electric Industry Co., Ltd......................       9,000         53,374
  Okumura Corp.........................................       4,000         13,505
  Pioneer Electronic...................................       2,000         44,527
  Sakura Bank, Ltd.....................................      43,000        317,708
  San In Godo Bank, Ltd................................       3,000         22,166
  *Sankyo Aluminum Industry Co., Ltd...................       3,000          2,936
  Sanwa Shutter Corp...................................       3,000         10,275
  Sanyo Electric.......................................      35,000        138,719
  Seino Transportation Co., Ltd........................       2,000         12,037
  Sekisui Chemical Co., Ltd............................       8,000         37,970

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
  Sekisui House, Ltd...................................      10,000    $    96,883
  Sharp Corp. Osaka....................................       9,000        183,637
  Shiga Bank, Ltd......................................       4,000         19,572
  Shimizu Corp.........................................      12,000         40,632
  *Shinmaywa Industries, Ltd...........................       2,000          3,934
  Shionogi & Co., Ltd..................................       3,000         35,524
  Showa Shell Sekiyu KK................................       3,000         17,116
  Snow Brand Milk Products Co., Ltd....................       4,000         16,245
  Sumitomo Corp........................................      15,000        146,059
  *Sumitomo Metal Industries, Ltd. Osaka...............      50,000         47,952
  *Sumitomo Metal Mining Co., Ltd......................      10,000         22,802
  Sumitomo Realty & Development Co., Ltd...............       7,000         26,031
  Taiheiyo Cement Corp.................................      11,600         22,817
  Taisei Corp..........................................      14,000         29,730
  Tanabe Seiyaku Co., Ltd..............................       4,000         24,896
  Teijin, Ltd..........................................      15,000         67,231
  Toda Corp............................................       4,000         15,188
  Tokyo Steel Manufacturing Co., Ltd...................       1,500          5,945
  Tokyo Style Co., Ltd.................................       1,000          8,905
  Tokyo Tatemono Co., Ltd..............................       4,000          8,925
  Tostem Corp..........................................       4,000         71,830
  Toto, Ltd............................................       3,000         18,349
  *Toyo Engineering Corp...............................       3,000          2,995
  Toyo Seikan Kaisha, Ltd..............................       3,100         55,517
  Toyo Trust & Banking Co., Ltd........................      11,000         58,345
  Toyota Tsusho Corp...................................       4,000         12,526
  UNY Co., Ltd.........................................       2,000         20,942
  Victor Co. of Japan, Ltd.............................       2,000         13,720
  Wacoal Corp..........................................       2,000         17,830
  Yamaguchi Bank.......................................       2,000         17,224
  Yamaha Corp..........................................       2,000         18,320
  Yamato Kogyo Co., Ltd................................       2,000         10,354
  *Yasuda Trust & Banking Co., Ltd.....................      40,000         77,115
  Yodogawa Steel Works, Ltd............................       4,000         12,722
  Yokogawa Electric Corp...............................       3,000         19,582
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,732,909)....................................                  6,559,332
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $1,432)..........................                      1,473
                                                                       -----------
TOTAL -- JAPAN
  (Cost $6,734,341)....................................                  6,560,805
                                                                       -----------


                                                               ------        ------
UNITED KINGDOM -- (18.5%)
COMMON STOCKS -- (18.5%)
  Aggregate Industries P.L.C...........................      16,000         18,029
  *Allied Domecq P.L.C. (New)..........................       8,399         44,646
  Anglian Water P.L.C..................................       2,025         21,351
  Arcadia Group P.L.C..................................       2,337          3,555
  Arjo Wiggins Appleton P.L.C..........................      10,500         31,942
  Associated British Foods P.L.C.......................       8,800         43,835
  Associated British Ports Holdings P.L.C..............       4,600         21,796
  BAA P.L.C............................................      13,920         98,326
  BG P.L.C.............................................      34,412        180,593
  BOC Group P.L.C......................................       6,696        137,896
  BPB P.L.C............................................       6,900         36,184
  Barclays P.L.C.......................................          62          1,787
  Bass P.L.C...........................................      10,027        112,909
  Berkeley Group P.L.C.................................       1,590         16,727
                                                               SHARES        VALUE+
                                                               ------        ------
  Blue Circle Industries P.L.C.........................      10,390    $    59,532
  Britannic P.L.C......................................       2,600         43,895
  British Airways P.L.C................................      14,189         84,916
  British Land Co. P.L.C...............................       5,766         41,556
  *British-Borneo Petroleum Syndicate P.L.C............       5,480         16,321
  CGU P.L.C............................................      18,461        279,329
  Capital Shopping Centres P.L.C.......................       4,000         25,133
  Carillion P.L.C......................................       2,178          3,868
  Chelsfield P.L.C.....................................       3,000         15,696
  Cookson Group P.L.C..................................       9,000         35,442
  *Corus Group P.L.C...................................      49,343        100,201
  Debenhams P.L.C......................................       4,675         14,743
  Fairview Holdings P.L.C..............................       2,450          5,912
  Great Universal Stores P.L.C.........................      10,100         67,643
  Greenalls Group P.L.C................................       2,700         12,643
  Hammerson P.L.C......................................       3,800         27,689
  Hanson P.L.C.........................................       8,200         68,370
  Hilton Group P.L.C...................................      22,165         71,134
  Hyder P.L.C..........................................       1,875         12,782
  Inchcape P.L.C.......................................         833          3,582
  Invensys P.L.C.......................................      12,628         58,729
  Johnson Matthey P.L.C................................       3,000         31,775
  LaPorte P.L.C........................................       2,000         18,587
  *Laporte P.L.C. Class B..............................      18,000            287
  Lasmo P.L.C..........................................       8,700         17,182
  Lonmin P.L.C.........................................       1,651         14,831
  Lonrho Africa P.L.C..................................       1,587            923
  Marks & Spencer P.L.C................................      41,900        167,837
  Millennium and Copthorne Hotels P.L.C................       3,000         18,276
  National Power P.L.C.................................       6,226         39,838
  National Westminster Bank P.L.C......................      17,363        398,497
  Norwich Union P.L.C..................................      28,000        197,894
  Peninsular & Oriental Steam Navigation Co............       8,000        117,351
  Pilkington P.L.C.....................................       8,390         11,693
  Powergen P.L.C.......................................       6,228         53,515
  RMC Group P.L.C......................................       2,000         24,432
  *Railtrack Group P.L.C...............................       7,000        107,588
  Rank Group P.L.C.....................................       9,535         29,728
  Rio Tinto P.L.C......................................      13,239        259,356
  Rolls-Royce P.L.C....................................      19,231         58,349
  Royal & Sun Alliance Insurance Group P.L.C...........      20,366        125,045
  Safeway P.L.C........................................      15,428         45,336
  Sainsbury (J.) P.L.C.................................      26,274        129,516
  Scottish & Newcastle P.L.C...........................       8,300         63,520
  Selfridges P.L.C.....................................       1,210          4,558
  Severn Trent P.L.C...................................       2,995         37,494
  Signet Group P.L.C...................................      24,000         23,126
  Slough Estates P.L.C.................................       4,000         22,234
  Somerfield P.L.C.....................................       6,000          8,266
  Standard Chartered P.L.C.............................       6,097         82,639
  Storehouse P.L.C.....................................       5,502          4,250
  Tarmac P.L.C.........................................       2,206         19,465
  Tate & Lyle P.L.C....................................       4,000         27,283
  Tesco P.L.C..........................................      45,268        122,207
  Thames Water P.L.C...................................       2,724         37,810
  Thistle Hotels P.L.C.................................       5,457         15,427
  Trinity P.L.C........................................       1,950         17,066
  Unigate P.L.C........................................       2,600         12,434

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
  United Assurance Group P.L.C.........................       3,000    $    17,440
  United Biscuits Holdings P.L.C.......................       5,335         19,374
  United Utilities P.L.C...............................       4,670         43,513
  Whitbread P.L.C......................................       6,339         60,729
  Wolseley P.L.C.......................................       4,027         29,648
  Yorkshire Water P.L.C................................       3,261         17,659
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,390,163)....................................                  4,372,670
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $391)..................                        384
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $4,390,554)....................................                  4,373,054
                                                                       -----------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
  BASF AG..............................................      10,650        489,521
  BHW Holding AG.......................................       3,000         52,861
  *Bankgesellschaft Berlin AG..........................       2,700         42,138
  Bayer AG.............................................       3,500        147,484
  Bayerische Vereinsbank AG............................       1,900        117,846
  Berliner Kraft & Licht Bewag AG......................       2,000         22,655
  Bilfinger & Berger Bau AG............................         600         11,056
  Commerzbank AG.......................................       7,850        252,930
  Deutsche Bank AG.....................................       7,222        470,118
  *Deutsche Lufthansa AG...............................       4,100         90,408
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....         500         37,708
  Dresdner Bank AG.....................................       2,500        115,792
  FPB Holding AG.......................................         200         32,220
  Hochtief AG..........................................       1,200         45,854
  Linde AG.............................................       1,333         66,438
  *MAN AG..............................................       1,000         30,408
  Merck KGAA...........................................         700         21,145
  *Thyssen Krupp AG....................................       5,500        141,493
  Vereins & Westbank AG................................       1,206         34,486
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,991,143)....................................                  2,222,561
                                                                       -----------
FRANCE -- (9.4%)
COMMON STOCKS -- (9.4%)
  AGF (Assurances Generales de France SA)..............       2,035        111,876
  *Assurances Generales de France, Paris...............         137             21
  Banque Nationale de Paris............................       5,875        538,307
  Christian Dior SA....................................         300         53,919
  Credit Commercial de France..........................         700         85,283
  Eridania Beghin-Say SA...............................         300         33,529
  *Euro Disney SCA.....................................      15,675         14,362
  Generale des Establissements Michelin SA Series B....       1,500         60,111
  Groupe Danone........................................         500        115,943
  Hachette Filipacchi Medias...........................         500         25,726
  LaFarge SA...........................................       1,291        121,735
  Pechiney SA Series A.................................         600         34,768
  Pernod-Ricard........................................         400         22,796
  Peugeot SA...........................................         500         97,920
  Rhone-Poulenc SA Series A............................       1,144         70,840
  Saint-Gobain.........................................       1,013        172,376
  Societe Generale Paris...............................       1,228        264,602
                                                               SHARES        VALUE+
                                                               ------        ------
  Thomson-CSF..........................................         900    $    26,108
  *Total SA............................................       2,337        310,844
  Usinor...............................................       2,700         41,323
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,400,732)....................................                  2,202,389
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................         835          8,073
  *Banque Nationale de Paris Certified Garantee Value
    Rights 07/15/02
    (Cost $8,538)......................................       1,196          5,130
                                                                       -----------
TOTAL -- FRANCE
  (Cost $1,409,270)....................................                  2,210,462
                                                                       -----------
SWITZERLAND -- (7.2%)
COMMON STOCKS -- (7.2%)
  Ascom Holding AG, Bern...............................          20         42,555
  Baloise-Holding, Basel...............................         360        288,972
  Banque Cantonale Vaudois.............................         110         33,881
  Bobst SA, Prilly.....................................          20         23,258
  Ciba Spezialitaetenchemie Holding AG.................         700         50,601
  Financiere Richemont AG..............................         160        357,035
  Forbo Holding AG, Eglisau............................          40         18,455
  Helvetia Patria Holding, St. Gallen..................          70         54,121
  Holderbank Financiere Glarus AG, Glarus..............          31         38,836
  Interallianz Bank AG, Zuerich........................         160         38,620
  Intershop Holding AG, Zuerich........................          40         23,786
  *Oerlikon-Buehrle Holding AG, Zuerich................         500         85,802
  Pargesa Holding SA, Geneve...........................          50         80,144
  Roche Holding AG, Basel..............................          12        200,266
  Sairgroup, Zuerich...................................         540        111,165
  Schindler Holding AG, Hergiswil......................          25         36,379
  Schweizerische Lebensversicherungs und
    Rentenanstalt......................................         120         67,661
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................          80         43,950
  *Sulzer AG, Winterthur...............................         170        105,897
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,352,953)....................................                  1,701,384
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $3,530)..........................                      3,329
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $1,356,483)....................................                  1,704,713
                                                                       -----------
NETHERLANDS -- (6.1%)
COMMON STOCKS -- (6.1%)
  ABN Amro Holding NV..................................       8,651        210,535
  Asr Verzekeringsgroep NV.............................         827         47,797
  Buhrmann NV..........................................       2,068         32,504
  DSM NV...............................................       1,695         58,027
  Fortis (NL)..........................................       6,762        231,696
  Heineken Holding NV Series A.........................       3,125        110,128
  Ing Groep NV.........................................       5,539        311,484
  KLM (Koninklijke Luchtvaart Mij) NV..................       1,475         36,089

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
  Koninklijke KPN NV...................................       1,512    $    84,189
  *Philips Electronics NV..............................       2,576        313,453
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $845,689)......................................                  1,435,902
                                                                       -----------
ITALY -- (3.9%)
COMMON STOCKS -- (3.9%)
  Banca Commerciale Italiana SpA.......................      26,000        132,204
  Banca di Roma........................................      80,000        107,133
  Banca Toscana........................................       7,500         26,733
  CIR SpA (Cie Industriale Riunite), Torino............      15,000         36,097
  Cartiere Burgo SpA...................................       3,000         20,389
  Fiat SpA.............................................       7,260        198,540
  Ifil Finanziaria Partecipazioni SpA..................       4,500         34,889
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...       5,000         61,168
  Montedison SpA.......................................      40,800         62,443
  RAS SpA (Riunione Adriatica di Sicurta)..............      11,500         97,729
  #Sirti SpA...........................................       3,500         21,180
  Snia BPD SpA.........................................      15,000         15,209
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       2,800         31,266
  Unione Immobiliare SpA...............................     128,000         62,636
                                                                       -----------
TOTAL -- ITALY
  (Cost $796,532)......................................                    907,616
                                                                       -----------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
  Amcor, Ltd...........................................       4,441         19,276
  Boral, Ltd...........................................       9,290         13,760
  CSR, Ltd.............................................      16,261         38,970
  Colonial, Ltd........................................      10,400         41,452
  Goodman Fielder, Ltd.................................      18,885         16,927
  MIM Holdings.........................................      12,316         10,256
  Mayne Nickless, Ltd..................................       5,552         14,470
  News Corp., Ltd......................................      11,821        102,271
  Normandy Mining, Ltd.................................      26,929         19,344
  Orica, Ltd...........................................       3,037         15,784
  Pacific Dunlop, Ltd..................................      15,286         20,503
  *Pasminco, Ltd.......................................      16,755         15,976
  Pioneer International, Ltd...........................       8,037         23,552
  Rio Tinto, Ltd.......................................       8,953        156,795
  Santos, Ltd..........................................       8,775         23,428
  #St. George Bank, Ltd................................       6,881         41,904
  WMC, Ltd.............................................      16,569         76,046
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $621,391)......................................                    650,714
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $749).......................                        743
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $622,140)......................................                    651,457
                                                                       -----------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Acerinox SA..........................................       2,500         76,901
  Aumar (Autopistas del Mare Nostrum SA)...............       4,200         72,018
  Autopistas Concesionaria Espanola SA.................       7,607         77,896
                                                               SHARES        VALUE+
                                                               ------        ------
  Banco Pastor SA, La Coruna...........................         400    $    15,280
  Cia Espanola de Petroleous SA........................      17,100        172,178
  Cristaleria Espanola SA, Madrid......................         350         14,625
  Grupo Dragados SA, Madrid............................       7,500         68,720
  Hidroelectrica del Cantabrico SA.....................       7,200        103,307
                                                                       -----------
TOTAL -- SPAIN
  (Cost $655,539)......................................                    600,925
                                                                       -----------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
  Amoy Properties, Ltd.................................      68,000         52,534
  *Chinese Estates Holdings, Ltd.......................      27,834          4,121
  *Evergo China Holdings, Ltd..........................       5,757            101
  Great Eagle Holdings, Ltd............................       7,482         13,246
  Hang Lung Development Co., Ltd.......................      25,000         25,913
  *Hong Kong & Shanghai Hotels, Ltd....................      18,416         11,026
  Hopewell Holdings, Ltd...............................      14,000          7,887
  Hysan Development Co., Ltd...........................      17,390         20,712
  Kerry Properties, Ltd................................      14,000         16,674
  New World Development Co., Ltd.......................       9,000         17,846
  *Paliburg Holdings, Ltd..............................      45,000          2,839
  *Shangri-La Asia, Ltd................................      30,000         35,151
  Sino Land Co., Ltd...................................      46,000         21,915
  Swire Pacific, Ltd. Series A.........................      22,000        126,339
  Tan Chong International, Ltd.........................      30,000          6,605
  *Tsim Sha Tsui Properties, Ltd.......................      12,000          7,648
  Wharf Holdings, Ltd..................................      52,457        133,060
  Wheelock and Co., Ltd................................      34,000         34,585
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $827,702)......................................                    538,202
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $4,401).....................                      4,402
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
  *Chinese Estates Holdings, Ltd. Warrants 11/24/00
    (Cost $0)..........................................       2,530            114
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $832,103)......................................                    542,718
                                                                       -----------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
  Assidomaen AB........................................       4,810         80,911
  *Avesta Sheffield AB.................................       2,000          9,693
  *Boliden, Ltd........................................         547          1,480
  Diligentia AB........................................         560          4,249
  Gambro AB Series A...................................       2,500         25,879
  Mo Och Domsjoe AB Series B...........................       2,300         75,214
  SSAB Swedish Steel Series A..........................       1,200         15,387
  Svenska Cellulosa AB Series B........................       2,900         80,679
  Svenska Kullagerfabriken AB Series B.................       1,900         42,354
  Trelleborg AB Series B...............................       1,400         11,610
  Volvo AB Series A....................................       2,400         57,875
  Volvo AB Series B....................................       5,100        123,885
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $564,536)......................................                    529,216
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $4,556).........................                $     4,376
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $569,092)......................................                    533,592
                                                                       -----------
BELGIUM -- (1.9%)
COMMON STOCKS -- (1.9%)
  *Bekaert SA..........................................       1,000         50,798
  CMB (Cie Martime Belge)..............................         300         14,424
  Cofinimmo SA.........................................         220         22,705
  Electrafina SA.......................................         200         22,574
  Glaverbel SA.........................................         200         17,721
  Groupe Bruxelles Lambert SA, Bruxelles...............         200         34,476
  Solvay SA............................................       2,300        171,372
  Suez Lyonnaise des Eaux..............................         500         73,553
  *Suez Lyonnaise des Eaux SA VVPR.....................         500              5
  *Suez Lyonnaise ds Eaux CVG..........................         500          6,041
  Union Miniere SA.....................................         600         22,051
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $437,936)......................................                    435,720
                                                                       -----------
FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Enso Oy Series A.....................................       3,456         48,717
  Enso Oy Series R.....................................       8,590        122,040
  Huhtamaki Van Leer Oyj...............................       1,300         39,530
  Kesko Oyj............................................       4,800         51,327
  Metra Oyj Series B...................................       1,400         23,513
  Metsa-Serla Oyj Series B.............................       6,800         67,099
  Outokumpu Oyj Series A...............................       5,000         56,637
  Stockmann Oy AB......................................       1,000         15,204
                                                                       -----------
TOTAL -- FINLAND
  (Cost $413,512)......................................                    424,067
                                                                       -----------
SINGAPORE -- (1.0%)
COMMON STOCKS -- (1.0%)
  Fraser & Neave, Ltd..................................      10,000         43,750
  Keppel Corp., Ltd....................................      24,000         63,715
  Keppel Land, Ltd.....................................      29,000         46,953
  *Neptune Orient Lines, Ltd...........................      23,000         34,227
  Singapore Land, Ltd..................................       9,000         21,214
  United Industrial Corp., Ltd.........................      43,000         23,292
  United Overseas Land, Ltd............................      12,000         10,429
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $330,770)......................................                    243,580
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $20)........................                         21
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $330,790)......................................                    243,601
                                                                       -----------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
  *Jyske Bank A.S......................................       1,500         29,680
                                                               SHARES        VALUE+
                                                               ------        ------
  Kapital Holdings A.S.................................       2,003    $    97,197
  Unidanmark A.S. Series A.............................       1,128         85,503
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $188,524)......................................                    212,380
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone (Cost $44).............................                         41
                                                                       -----------
TOTAL -- DENMARK
  (Cost $188,568)......................................                    212,421
                                                                       -----------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
  Independent Newspapers P.L.C.........................       5,048         26,431
  Jefferson Smurfit Group P.L.C........................      33,549         91,206
                                                                       -----------
TOTAL -- IRELAND
  (Cost $124,335)......................................                    117,637
                                                                       -----------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Carter Holt Harvey, Ltd..............................      24,100         29,235
  *Lion Nathan, Ltd....................................       7,600         16,851
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $48,111).......................................                     46,086
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar (Cost $5)........................                          5
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $48,116).......................................                     46,091
                                                                       -----------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Euro Currency (Cost $897)...........................                        903
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
    12/01/99 (Collateralized by U.S. Treasury Notes
    4.50%, 01/31/01, valued at $319,600) to be
    repurchased at $312.046.
    (Cost $312,000)....................................    $    312        312,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,059,071)++.................................                $23,536,245
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $22,059,526.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
 Achilles Corp.........................................       6,000    $     9,982
 Aica Kogyo Co., Ltd...................................       3,000         19,641
 Aichi Tokei Denki Co., Ltd............................       3,000          9,835
 Aida Engineering, Ltd.................................       3,000          9,483
 *Akai Electric Co., Ltd...............................       9,000          5,989
 Amada Metrecs Co., Ltd................................       3,000         14,298
 Amada Sonoike Co., Ltd................................       7,000         13,838
 Arai-Gumi, Ltd........................................       1,200          2,255
 Asahi Denka Kogyo KK..................................       3,000         18,261
 Asahi Diamond Industrial Co., Ltd.....................       5,000         26,667
 Asahi Kogyosha Co., Ltd...............................       3,000          8,279
 Asahi Optical Co., Ltd................................       5,000         12,820
 Asahi Organic Chemicals Industry Co., Ltd.............       3,000          8,866
 Ashimori Industry Co., Ltd............................       3,000          6,635
 *Asics Corp...........................................       7,000          9,316
 *Atsugi Co., Ltd......................................      19,000         34,027
 Azel Corp., Tokyo.....................................       2,000          6,557
 Bando Chemical Industries, Ltd........................       5,000         10,618
 *#Bank of Osaka, Ltd..................................       9,000         15,942
 CKD Corp..............................................       2,000          6,850
 Central Finance Co., Ltd..............................       4,000         11,391
 Central Glass Co., Ltd................................       7,000         15,276
 *#Chiba Kogyo Bank, Ltd...............................         800          9,230
 *Chiyoda Corp.........................................      12,000         24,309
 *Chori Co., Ltd.......................................       5,000          5,725
 Chukyo Coca-Cola Bottling Co., Ltd....................       3,000         31,531
 Chukyo Sogo Bank, Ltd.................................       5,000         20,111
 *#Cosmo Securities Co., Ltd...........................      22,000         71,048
 Dai-Dan Co., Ltd......................................       3,000         19,083
 Daido Hoxan, Inc......................................       4,000         11,274
 *Daiei OMC, Inc.......................................       9,000         36,199
 Daihen Corp...........................................      11,000         21,853
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................       4,000         14,092
 Daisan Bank, Ltd......................................       4,000         17,615
 *Daiwa Danchi Co., Ltd................................       5,000         11,743
 Daiwabo Co., Ltd......................................       8,000         10,412
 Denki Kogyo Co., Ltd..................................       3,000         25,865
 France Bed Co., Ltd...................................       4,000         23,526
 *Fuji Kosan Co., Ltd..................................       6,000          5,343
 Fuji Kyuko Co., Ltd...................................       5,000         15,658
 *Fuji Spinning Co., Ltd., Tokyo.......................       4,000          3,875
 *Fujiko Co., Ltd......................................       4,000          4,267
 *Fujiya Co., Ltd......................................      10,000         24,955
 *Furukawa Battery Co., Ltd............................       3,000          5,813
 *Furukawa Co., Ltd....................................      18,000         29,946
 Fuso Pharmaceutical Industries, Ltd...................       5,000         21,530
 *Gakken Co., Ltd......................................       3,000          6,018
 *Godo Steel, Ltd......................................       6,000          7,340
 *Hazama Corp..........................................      17,000         10,814
 Hitachi Electronics, Ltd..............................       3,000         16,558
 Hitachi Medical Corp..................................       2,000         24,759
 Hitachi Plant Engineering & Construction Co., Ltd.....       6,000         14,797
 *Hitachi Seiki Co., Ltd...............................       4,000          5,911
 Hokkaido Gas Co., Ltd.................................       4,000          7,398
                                                            SHARES           VALUE+
                                                            ------           ------

 *Hokuriku Electric Industry Co., Ltd..................       4,000    $     7,203
 Horiba, Ltd...........................................       2,000         20,199
 *Howa Machinery, Ltd..................................       5,000          6,312
 Ichikoh Industries, Ltd...............................       4,000          9,473
 Iino Kaiun Kaisha, Ltd................................       9,000         14,709
 Inageya Co., Ltd......................................       2,000         16,460
 Intec, Inc............................................       2,000         31,355
 *Iseki & Co., Ltd.....................................      14,000         15,619
 Itochu Fuel Corp......................................       4,000         12,565
 *Iwasaki Electric Co., Ltd............................       4,000          9,395
 *Iwatsu Electric Co., Ltd.............................       3,000          8,074
 *JGC Corp.............................................      10,000         27,499
 Japan Aviation Electronics Industry, Ltd..............       3,000         11,244
 *Japan Coated Paper Manufacturing Co., Ltd............       3,000          2,877
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       3,000          7,252
 Japan Pulp and Paper Co., Ltd.........................       5,000         16,147
 *Japan Steel Works, Ltd...............................      21,000         30,415
 Japan Transcity Corp..................................       3,000          6,018
 Japan Vilene Co., Ltd.................................       3,000          7,017
 Japan Wool Textile Co., Ltd...........................       6,000         20,845
 Jeol, Ltd.............................................       5,000         30,729
 Joshin Denki Co., Ltd.................................       2,000          5,754
 Kagawa Bank, Ltd......................................       3,000         18,789
 Kaken Pharmaceutical Co., Ltd.........................       7,000         47,267
 Kanematsu Corp........................................      10,500         10,378
 Kanematsu-NNK Corp....................................       3,000          6,987
 *Kansai Kisen Kaisha..................................       9,000          5,989
 Kanto Auto Works, Ltd., Yokosuka......................       3,000         25,043
 Kanto Denka Kogyo Co., Ltd............................       4,000         11,195
 Kawada Industries, Inc................................       2,000          4,619
 Kawai Musical Instruments Manufacturing Co., Ltd......       5,000          9,688
 Keiyo Co., Ltd........................................       2,000         10,765
 Kita-Nippon Bank, Ltd.................................         400         20,434
 Kokusai Kogyo Co., Ltd................................       2,000         13,505
 *Komatsu Forklift Co., Ltd............................       3,000          5,050
 *Kosei Securities Co., Ltd............................       4,000          8,612
 Kurabo Industries, Ltd................................      13,000         18,956
 #Kuraya Corp..........................................       5,000         58,374
 Kyodo Shiryo Co., Ltd.................................       5,000          7,389
 Kyushu Bank, Ltd......................................       4,000         12,017
 Life Corp.............................................       2,000         10,961
 *Marudai Food Co., Ltd................................       5,000          9,101
 Maruha Corp...........................................      18,000         20,610
 Maruyama Manufacturing Co., Inc.......................       3,000          5,285
 Maruzen Co., Ltd......................................       4,000          8,494
 Matsuo Bridge Co., Ltd................................       3,000          6,312
 Misawa Homes Co., Ltd.................................       9,000         35,054
 Mitsubishi Cable Industries, Ltd......................      14,000         21,373
 *Mitsubishi Chemical Corp.............................      14,000         59,735
 *Mitsubishi Plastics, Inc.............................      16,000         23,800
 *Mitsubishi Shindoh Co., Ltd..........................       3,000          5,607
 *Mitsubishi Steel Manufacturing Co., Ltd..............       5,000          4,746
 Mitsuboshi Belting, Ltd...............................       8,000         22,704

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Mitsui Construction Co., Ltd.........................       6,000    $     5,578
 Mitsui Home Co., Ltd..................................       4,000         18,672
 *Mitsui Mining Co., Ltd...............................       5,000          6,018
 Mitsui O.S.K. Lines, Ltd..............................       9,714         17,872
 Mitsuuroko Co., Ltd...................................       3,000         14,855
 Miura Co., Ltd........................................       2,000         27,988
 Morinaga & Co., Ltd...................................      16,000         38,988
 Nachi-Fujikoshi Corp..................................      13,000         20,482
 *Nagasakiya Co., Ltd. (Tokyo).........................       5,000          7,389
 Nakamuraya Co., Ltd...................................       3,000          8,778
 Nakayama Steel Works, Ltd.............................       5,000          7,682
 Nichias Corp..........................................       4,000          6,655
 Nichiha Corp..........................................       4,000         36,013
 Nichimo Co., Ltd......................................       5,000          8,318
 Nichireki Co., Ltd....................................       2,000         10,295
 Nichiro Corp..........................................       5,000          8,563
 Nifco, Inc............................................       2,000         24,172
 *Niigata Engineering Co., Ltd.........................      14,000         33,019
 Nikkiso Co., Ltd......................................       4,000         19,337
 Nippon Beet Sugar Manufacturing Co., Ltd..............       5,000          8,514
 Nippon Carbon Co., Ltd................................       5,000          7,095
 Nippon Chemical Industrial Co., Ltd...................       2,000          5,441
 Nippon Chemi-Con Corp.................................       5,000         15,658
 *Nippon Columbia Co., Ltd.............................       3,000          5,901
 *Nippon Concrete Industries Co., Ltd..................       3,000          3,376
 Nippon Densetsu Kogyo Co., Ltd........................       2,000          5,970
 *Nippon Kasei Chemical Co., Ltd.......................       5,000          7,829
 Nippon Shinyaku Co., Ltd..............................       3,000         18,202
 Nippon Signal Co., Ltd................................       3,000         16,441
 *Nippon Steel Chemical Co., Ltd.......................       6,000          8,866
 Nippon Suisan Kaisha, Ltd.............................      18,000         35,054
 Nippon Synthetic Chemical Industry Co., Ltd...........       3,000          5,637
 Nippon Thompson Co., Ltd..............................       3,000         24,074
 Nissan Shatai Co., Ltd................................      11,000         17,224
 Nissha Printing Co., Ltd..............................       3,000         20,551
 Nisshin Oil Mills, Ltd................................      10,000         36,502
 Nitsuko Corp..........................................       3,000         13,358
 Nittetsu Mining Co., Ltd..............................       3,000          7,193
 Noritz Corp...........................................       2,000         23,135
 *Odakyu Real Estate Co., Ltd..........................       4,000          7,242
 #Okamoto Industries, Inc..............................       9,000         22,019
 Okasan Securities Co., Ltd............................       7,000         39,115
 *Okura and Co., Ltd...................................       6,000              0
 *Pacific Metals Co., Ltd..............................       7,000         12,399
 Parco Co., Ltd........................................       2,000          6,889
 *#Pasco Corp..........................................       1,000          9,356
 *Prima Meat Packers, Ltd..............................       5,000          9,199
 Raito Kogyo Co., Ltd..................................       2,400         11,649
 Rasa Industries, Ltd..................................       3,000          8,984
 Rheon Automatic Machinery Co., Ltd....................       2,000          7,614
 Rohto Pharmaceutical Co., Ltd.........................       2,000         14,679
 Ryobi, Ltd............................................       5,000          6,997
 Ryoyo Electro Corp....................................       2,000         29,241
 SXL Corp..............................................       3,000          8,220
 Sagami Co., Ltd.......................................       3,000          6,899
 Sakai Chemical Industry Co., Ltd......................       3,000         20,845
 Sakata Inx Corp.......................................       3,000         10,569
 *Sankyo Aluminum Industry Co., Ltd....................      16,000         15,658
 Sankyu, Inc., Tokyo...................................      20,000         23,487
 Sanyo Shokai, Ltd.....................................       5,000         15,169
                                                            SHARES           VALUE+
                                                            ------           ------

 Sanyo Special Steel Co., Ltd..........................       7,000    $    10,755
 Sasebo Heavy Industries Co., Ltd., Tokyo..............       7,000          5,754
 Seiko Corp............................................       3,000         13,387
 Seiyo Food Systems, Inc...............................       3,000         11,802
 Shikoku Chemicals Corp................................       3,000          9,542
 Shimizu Bank, Ltd.....................................         400         21,530
 Shinagawa Fuel Co., Ltd...............................       3,000         11,450
 Shindengen Electric Manufacturing Co., Ltd............       3,000         14,092
 Shin-Etsu Polymer Co., Ltd............................       5,000         30,092
 *Shinko Electric Co., Ltd.............................       6,000         10,334
 *Shinmaywa Industries, Ltd............................       5,000          9,835
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......      12,000         20,081
 Showa Sangyo Co., Ltd.................................      10,000         20,453
 *Sumitomo Construction Co., Ltd.......................       6,000          6,576
 *Sumitomo Light Metal Industries, Ltd.................      11,000         10,119
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       2,000          6,655
 Sun Wave Corp.........................................       2,000          4,365
 Taisei Rotec Corp.....................................       3,000          5,725
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......       4,000          7,242
 Takasago International Corp...........................       3,000         14,268
 *Takashima & Co., Ltd.................................       4,000          5,676
 Takiron Co., Ltd......................................       3,000         10,686
 Tamura Corp...........................................       4,000         15,814
 Tasaki Shinju Co., Ltd................................       2,000          8,514
 *Teac Corp............................................       5,000         17,175
 Teisan KK.............................................       5,000         14,679
 Tenma Corp............................................       2,000         22,743
 Toa Corp..............................................      12,000         20,903
 Toa Doro Kogyo Co., Ltd...............................       3,000          7,721
 *Toa Wool Spinning & Weaving Co., Ltd.................       6,000          6,752
 Tochigi Bank, Ltd.....................................       3,000         19,817
 Toenec Corp...........................................       3,000         11,215
 Toho Zinc Co., Ltd....................................       4,000          9,199
 Tokai Carbon Co., Ltd.................................      12,000         23,604
 Tokai Rika Co., Ltd...................................       3,000         28,889
 Tokico, Ltd...........................................       4,000          6,420
 Tokin Corp............................................       2,000         11,372
 Tokushu Paper Manufacturing Co., Ltd..................       3,000         14,033
 Tokyo Rope Manufacturing Co., Ltd.....................       4,000          5,911
 *Tokyo Securities Co., Ltd............................       4,000         16,167
 *Tokyo Tekko Co., Ltd.................................       3,000          2,349
 Tokyo Theatres Co., Inc., Tokyo.......................       6,000         10,686
 *Tokyu Hotel Chain Co., Ltd...........................      12,000         19,729
 Tokyu Store Chain Corp................................       4,000         12,839
 Tonami Transportation Co., Ltd........................       3,000          5,725
 Topy Industries, Ltd..................................      16,000         24,583
 Toshiba Machine Co., Ltd..............................       6,000         11,450
 *Totoku Electric Co., Ltd., Tokyo.....................       3,000          6,253
 Toyo Chemical Co., Ltd................................       3,000         12,595
 *Toyo Electric Co., Ltd...............................       5,000          7,193
 *#Toyo Engineering Corp...............................      11,000         10,980
 Toyo Exterior Co., Ltd................................       3,000         26,158
 Toyo Kohan Co., Ltd...................................       3,000         11,479
 *Toyo Tire & Rubber Co., Ltd..........................       8,000         12,526
 Toyo Umpanki Co., Ltd.................................       5,000          7,731

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tsubaki Nakashima Co., Ltd............................       4,000    $    55,585
 *Tsumura & Co., Inc...................................       3,000         12,624
 Unisia Jecs Corp......................................       3,000          3,611
 Wakachiku Construction Co., Ltd.......................       4,000          7,163
 Yokohama Reito Co., Ltd...............................       3,000         17,821
 Yomiuri Land Co., Ltd.................................       3,000          8,015
 Yondenko Corp.........................................       2,100          7,604
 Yonekyu Corp..........................................       2,000         27,793
 Yoshimoto Kogyo Co., Ltd..............................       2,000         21,334
 *Yuasa Corp...........................................       7,000         14,317
 Yurtec Corp...........................................       4,000         16,558
 Zenchiku Co., Ltd.....................................       4,000          9,473
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,798,381)....................................                  3,479,870
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $3,552)...........................                      3,620
                                                                       -----------
TOTAL -- JAPAN
  (Cost $4,801,933)....................................                  3,483,490
                                                                       -----------
UNITED KINGDOM -- (19.0%)
COMMON STOCKS -- (18.1%)
 Abbot Group P.L.C.....................................       7,000         13,379
 Alldays P.L.C.........................................       2,300          2,656
 Amec P.L.C............................................       9,315         35,087
 Ash & Lacy P.L.C......................................       7,000         13,825
 BICC P.L.C............................................      22,473         39,730
 BPP Holdings P.L.C....................................       1,400         11,651
 Bellway P.L.C.........................................       4,000         21,948
 Benchmark Group P.L.C.................................       5,000         17,241
 Berisford P.L.C.......................................       7,000         35,900
 Bespak P.L.C..........................................       1,360         11,621
 Black (Peter) Holdings P.L.C..........................       3,000         14,573
 Body Shop International P.L.C.........................       8,000         17,010
 *Booker P.L.C.........................................      11,000         22,425
 Bradford Property Trust P.L.C.........................       6,000         23,078
 Bradstock Group P.L.C.................................      21,000          9,532
 Brake Brothers P.L.C..................................       2,430         23,028
 Brammer (H.) P.L.C....................................       1,933         14,085
 Britax International P.L.C............................      13,300         26,267
 *British Biotech P.L.C................................      30,000         14,215
 British Polythene Industries P.L.C....................       2,000          8,887
 Bryant Group P.L.C....................................      11,054         25,528
 Bulmer (H.P.) Holdings P.L.C..........................       2,002         14,508
 Cannons Group P.L.C...................................      11,000         31,711
 Carpetright P.L.C.....................................       4,000         29,147
 *Celltech P.L.C.......................................       3,100         25,798
 Charter P.L.C.........................................       4,767         23,537
 City Centre Restaurants P.L.C.........................       9,500          9,986
 Cordiant Communications Group P.L.C...................      12,000         47,304
 Countrywide Assured Group P.L.C.......................      14,000         34,562
 Courtaulds Textiles P.L.C.............................       4,600          5,495
 Courts P.L.C..........................................       2,320         13,395
 Cox Insurance Holdings P.L.C..........................       7,000         22,298
 Croda International P.L.C.............................       4,000         17,679
 *Danka Business Systems P.L.C.........................       7,000         19,399
 Dawson Group P.L.C....................................       4,000         10,830
 *Dawson International P.L.C...........................      10,277          5,647
 Delta P.L.C...........................................       6,000         11,229
 Derwent Valley Holdings P.L.C.........................       2,000         17,998
 Devro P.L.C...........................................       8,000         13,697
                                                            SHARES           VALUE+
                                                            ------           ------

 Dewhirst Group P.L.C..................................       6,000    $     6,451
 *Dialog Corp. P.L.C...................................       8,000         10,193
 Diploma P.L.C.........................................       3,000          8,840
 Elementis P.L.C.......................................      13,000         15,736
 Ellis & Everard P.L.C.................................       4,514         14,271
 Euromoney Publications P.L.C..........................         990         31,536
 Fairey Group P.L.C....................................       4,610         33,665
 Finelist Group P.L.C..................................       3,000          5,758
 First Choice Holidays.................................      14,437         30,237
 First Leisure Corp. P.L.C.............................       5,100         18,398
 Forth Ports P.L.C.....................................       2,000         16,723
 GWR Group P.L.C.......................................       5,000         47,184
 Geest P.L.C...........................................       3,000         21,788
 Gerrard Group P.L.C...................................       3,500         25,921
 Go-Ahead Group P.L.C..................................       2,000         18,444
 Grantchester Holdings P.L.C...........................      10,000         25,643
 Greene King P.L.C.....................................       2,000         16,118
 Greggs P.L.C..........................................         640         20,106
 Hazlewood Foods P.L.C.................................      11,000         16,293
 Henlys Group P.L.C....................................       2,800         22,744
 Heywood Williams Group P.L.C..........................       5,000         17,838
 Hiscox P.L.C..........................................       6,000         13,092
 Hogg Robinson P.L.C...................................       4,770         20,437
 House of Fraser P.L.C.................................       8,000          7,518
 Hunting P.L.C.........................................       5,163          9,045
 Iceland Group P.L.C...................................       8,000         29,433
 JJB Sports P.L.C......................................       6,000         50,075
 Jardine Lloyd Thompson Group P.L.C....................       8,790         34,650
 Johnston Press P.L.C..................................       7,010         30,983
 *Laird Group P.L.C....................................       6,800         26,914
 Lasmo P.L.C...........................................      15,000         29,624
 London Clubs International P.L.C......................       7,000         12,877
 *London Forfeiting Co.................................       5,000          2,986
 London Merchant Securities P.L.C......................      10,000         24,846
 Low & Bonar P.L.C.....................................       5,000         12,622
 Lynx Holdings P.L.C...................................       5,000         10,273
 MacFarlane Group Clansman P.L.C.......................       6,000          7,549
 Manchester United P.L.C...............................      12,000         36,314
 McBride P.L.C.........................................       6,500          8,127
 Meggitt P.L.C.........................................      12,785         33,395
 Menzies (John) P.L.C..................................       3,000         17,440
 *Merant P.L.C.........................................       3,575         25,623
 Mersey Docks & Harbour Co. P.L.C......................       3,580         25,288
 Meyer International P.L.C.............................       2,030         12,076
 Molins P.L.C..........................................       1,360          3,033
 Mowlem (John) & Co. P.L.C.............................       8,000         14,908
 *NXT P.L.C............................................       2,800         58,644
 Nestor Healthcare Group P.L.C.........................       3,700         40,190
 *Oxford Molecular Group P.L.C.........................       6,530          2,600
 Parity Group P.L.C....................................       6,000         25,659
 Perkins Foods P.L.C...................................       6,688         10,759
 Persimmon P.L.C.......................................       8,404         33,396
 *Premier Consolidated Oilfields P.L.C.................      40,000         10,034
 Quick Group P.L.C.....................................      13,192         15,758
 Redrow Group P.L.C....................................      11,000         35,040
 Regent Inns P.L.C.....................................       4,000         10,225
 Renishaw P.L.C........................................       2,904         23,866
 Rotork P.L.C..........................................       4,104         20,263
 SIG P.L.C.............................................       4,300         16,471
 Salvesen (Christian) P.L.C............................      12,000         23,604
 Scapa Group P.L.C.....................................       6,600         16,766

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Senior Engineering Group P.L.C........................      12,000    $    18,635
 Shanks & McEwan Group P.L.C...........................       8,000         32,045
 St. Modwen Properties P.L.C...........................      23,000         35,808
 Stanley Leisure Organisation P.L.C....................       4,000         14,494
 Staveley Industries P.L.C.............................       6,000          6,355
 Swan Hill Group P.L.C.................................      13,000         13,044
 T & S Stores P.L.C....................................       7,690         45,317
 Tibbett & Britten Group P.L.C.........................       2,300         16,393
 Tilbury Douglas P.L.C.................................       9,249         41,247
 Transport Development Group P.L.C.....................       4,126         12,223
 Vaux Group P.L.C......................................       5,319         32,912
 Versailles Group P.L.C................................      13,000         51,660
 Vitec Group P.L.C.....................................       2,000         17,361
 Vosper Thornycroft Holdings P.L.C.....................       1,460         25,265
 Waddington (John) P.L.C...............................       3,980         14,421
 Wates City of London Properties P.L.C.................      12,000         16,341
 Westbury P.L.C........................................       5,170         21,944
 Wilson (Connolly) Holdings P.L.C......................       8,000         17,201
 Wolverhampton & Dudley Breweries P.L.C................       2,400         20,642
 Yates Brothers Wine Lodges P.L.C......................       3,030         16,408
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,598,275)....................................                  2,491,892
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.9%)
 *British Pound Sterling (Cost $122,906)...............                    122,300
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $2,721,181)....................................                  2,614,192
                                                                       -----------
GERMANY -- (6.6%)
COMMON STOCKS -- (6.6%)
 AGIV AG fuer Industrie & Verkehrswesen................       1,700         31,581
 Andreae-Noris Zahn AG, Anzag..........................         580         14,658
 *Baader Wertpapier Handelsbank AG.....................       1,100         31,787
 Barmag AG.............................................         700         12,687
 Bayerische Handelsbank AG.............................         860         27,710
 Binding-Brauerei AG...................................          70         14,096
 *Brau und Brunnen AG..................................         300         13,563
 *Concordia Bau und Boden AG...........................         667          3,291
 *Deutsche Babcock AG, Oberhausen......................         380         14,731
 Duerr Beteiligungs AG.................................         500         11,101
 Dyckerhoff and Widmann AG.............................       1,000          6,998
 Fag Kugelfischer Georg Schaeffer AG...................       3,250         23,168
 Gerresheimer Glas AG..................................       1,000         15,909
 Goldschmidt (T.H.) AG.................................       1,300         33,247
 Harpener AG...........................................         125         24,795
 Holsten-Brauerei AG...................................       1,000         17,570
 *Holzmann (Philipp) AG................................         200          5,196
 Horten AG.............................................       2,000         28,696
 Iwka AG...............................................       1,000         19,181
 K & S Aktiengesellschaft AG...........................       2,000         26,280
 KWS Kleinwanzlebener Saatzucht AG.....................          15          8,154
 Kiekert AG............................................         500         12,838
 *Kloeckner Humboldt-Deutz AG..........................       3,300         16,514
 *Kloeckner-Werke AG...................................         400         31,012
 Km-Europa Metal AG....................................         400         23,702
 Kolbenschmidt Pierburg AG, Duesseldorf................       1,300         19,831
                                                            SHARES           VALUE+
                                                            ------           ------

 Kraftuebertragungswerke Rheinfelden AG................          80    $    22,151
 Mannheimer Aktiengesellschaft Holding AG..............         480         22,764
 Nuernberger Hypothekenbank AG.........................         600         21,749
 *Pfleiderer AG........................................       2,100         26,008
 Phoenix AG, Hamburg...................................       1,000         13,291
 Plettac AG............................................          70          1,868
 *Praktiker Bau und Heimwerkermaerkt AG................       3,500         57,901
 Rheinmetall Berlin AG.................................         990         14,853
 Rhoen Klinikum AG.....................................         600         23,863
 Salamander AG.........................................       1,000         13,090
 Salzgitter AG.........................................       3,100         25,439
 Schmalbach-Lubeca AG..................................         140         17,902
 Ser Systeme...........................................         900         31,354
 *Strabag AG...........................................         166          6,268
 Stuttgarter Hofbraeu AG...............................       1,000         17,520
 Sued-Chemie AG........................................         200          8,256
 Sueddeutsche Bodencreditbank AG.......................         150          5,513
 #Tarkett AG...........................................       1,200          7,854
 Varta AG..............................................       1,300         13,417
 Vereinigte Deutsche Nickel-Werke AG...................       2,190         39,691
 Vossloh AG............................................         800         13,009
 Walter AG.............................................       1,000         17,620
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,124,714)....................................                    909,677
                                                                       -----------
HONG KONG -- (6.4%)
COMMON STOCKS -- (6.4%)
 ASM Pacific Technology, Ltd...........................      30,000         48,092
 *Allied Group, Ltd....................................     276,000         27,364
 *Allied Properties (Hong Kong), Ltd...................     142,000          7,222
 Asia Financial Holdings, Ltd..........................      49,830          8,662
 Asia Standard International Group, Ltd................      70,000          9,824
 Cafe de Coral Holdings, Ltd...........................      78,000         30,632
 *Century City International Holdings, Ltd.............     394,000         12,683
 Champion Technology Holdings, Ltd.....................     253,410         14,846
 Chen Hsong Holdings, Ltd..............................      72,000         23,408
 *China Aerospace International Holdings, Ltd..........      46,800          5,303
 *China Everbright Technology, Ltd.....................     206,000         23,341
 China Foods Holdings, Ltd.............................      30,000          5,640
 China Motor Bus Co., Ltd..............................       1,600         10,507
 China Online (Bermuda), Ltd...........................     740,000         16,770
 China-Hong Kong Photo Products Holdings, Ltd..........      90,000         12,168
 *Continental Mariner Investment Co., Ltd..............      60,000          8,344
 Cross Harbour Tunnel Co., Ltd.........................      29,000         21,471
 *Dong-Jun Holdings, Ltd...............................      92,000          1,398
 Dynamic Holdings, Ltd.................................      92,000         13,623
 Elec & Eltek International Holdings, Ltd..............     110,000         17,988
 *FPB Bank Holding Co., Ltd............................      50,000          9,206
 *Founder, Ltd.........................................     122,000         97,393
 Four Seas Mercantile Holdings, Ltd....................      60,000         14,060
 Giordano International, Ltd...........................      82,000         81,826
 Gold Peak Industries (Holdings), Ltd..................      81,250         17,262

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Goldlion Holdings, Ltd................................      37,000    $     4,097
 Grande Holdings, Ltd..................................      28,000         12,438
 Great Wall Electronic International, Ltd..............     142,640          7,622
 Harbour Centre Development, Ltd.......................       9,000          6,663
 International Bank of Asia, Ltd.......................     138,285         29,913
 JCG Holdings, Ltd.....................................      28,000         15,322
 Kumagai Gumi Hong Kong, Ltd...........................      27,000          9,995
 *Lai Sun Development Co., Ltd.........................      86,000          3,765
 *Lai Sun Hotels International, Ltd....................     150,000         10,429
 Liu Chong Hing Investment, Ltd........................      18,000         11,299
 Moulin International Holdings, Ltd....................      97,825          9,195
 Ngai Lik Industrial Holdings, Ltd.....................      94,000         30,864
 *Oriental Press Group, Ltd............................      85,000          9,960
 *QPL International Holdings, Ltd......................      23,000          8,958
 Sea Holdings, Ltd.....................................      38,000         13,700
 *Semi-Tech (Global) Co., Ltd..........................      68,346          1,839
 *Shangri-La Asia, Ltd.................................      14,182         16,617
 Shaw Brothers Hong Kong, Ltd..........................      20,000         20,859
 Shell Electric Manufacturing (Holdings) Co., Ltd......      45,600          4,756
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................      90,000          3,592
 #Shun Tak Holdings, Ltd...............................     224,000         46,724
 *Silver Grant International Industries, Ltd...........      40,000          3,863
 Sime Darby Hong Kong, Ltd.............................      20,000          6,695
 Sun Hung Kai & Co., Ltd...............................      59,000          6,989
 Tai Cheung Holdings, Ltd..............................      25,000          5,279
 *Tem Fat Hing Fung (Holdings), Ltd....................     348,000         12,322
 *Triplenic Holdings, Ltd..............................     168,000          2,747
 *Union Bank of Hong Kong, Ltd.........................      36,000         22,018
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,129,734)....................................                    877,553
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars (Cost $5,846)......................                      5,850
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *China Aerospace International Holdings Warrants
   12/31/99............................................       4,680              7
 *Dong-Jun Holdings, Ltd. Warrants 03/31/00............      18,400             24
 *Grande Holdings, Ltd. Warrants 10/15/00..............       5,600            180
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        211
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $1,135,580)....................................                    883,614
                                                                       -----------
FRANCE -- (6.4%)
COMMON STOCKS -- (6.4%)
 Boiron SA.............................................         300         19,634
 Bollore Technologies SA...............................         200         37,557
 Brioche Pasquier SA...................................         200         18,950
 *CDE (Comptoir des Entrepeneurs SA)...................      13,818         29,496
 Carbone Lorraine......................................         400         14,721
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................         100         45,411
 *DMC (Dollfus Mieg et Cie)............................         300          1,918
 Damart SA.............................................         300         21,794
                                                            SHARES           VALUE+
                                                            ------           ------

 Dietrich et Cie.......................................         450    $    26,959
 Fimalac SA............................................         330         36,550
 Fraikin SA............................................         400         32,039
 GFI Industries SA.....................................         500         10,074
 Gaumont...............................................         408         22,615
 *#Generale de Geophysique SA..........................         435         22,119
 Grandvision SA........................................         600         17,520
 Groupe Andre SA.......................................         304         46,985
 Groupe du Louvre SA...................................         700         41,091
 Groupe Norbert Dentressangle SA.......................         600         13,230
 Guyenne et Gascogne SA................................          60         27,790
 *Infogrames Entertainment SA..........................         550         69,777
 Legris Industries SA..................................         400         15,305
 *Metaleurop SA........................................       1,500         11,932
 *Moulinex SA..........................................       1,440         13,484
 Nord-Est SA...........................................         752         20,217
 *Remy Cointreau SA....................................         900         18,124
 Rochefortaise Communication SA........................         190         35,105
 Rue Imperiale de Lyon.................................          20         37,476
 Signaux et d'Equipements Electroniques SA.............         321         12,909
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         160         26,566
 Skis Rossignol SA.....................................         648          9,330
 Societe des Immeubles de France.......................       1,620         31,057
 Sommer-Allibert SA....................................         900         22,120
 Sopra SA..............................................         500         35,342
 Sylea SA..............................................         200         10,230
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................         400         15,587
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $769,832)......................................                    871,014
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01.......         752            840
 *Fonciere Lyonnaise SA Warrants 07/30/02..............         204             64
 *Havas Advertising SA Warrants 05/13/01...............         207          2,022
 *Inforgrames Entertainment SA Warrants 06/30/01.......          50          1,311
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $1,423)........................................                      4,237
                                                                       -----------
TOTAL -- FRANCE
  (Cost $771,255)......................................                    875,251
                                                                       -----------
SINGAPORE -- (5.1%)
COMMON STOCKS -- (5.0%)
 Amtek Engineering, Ltd................................      15,000         10,536
 Avimo Group, Ltd......................................      11,000         19,578
 Bukit Sembawang Estates, Ltd..........................       1,000          9,583
 Comfort Group, Ltd....................................      37,000         20,703
 #First Capital Corp., Ltd.............................      33,000         44,393
 GK Goh Holdings.......................................      17,000         15,381
 Haw Par Brothers International, Ltd...................      24,000         41,429
 Hitachi Zosen (Singapore), Ltd........................      22,000         12,899
 Hotel Plaza, Ltd......................................      25,000          9,673
 #Hotel Properties, Ltd................................      32,000         29,334
 Inchcape Motors, Ltd..................................      18,000         18,857
 Kay Hian Holdings, Ltd. (Foreign).....................      13,000          8,976

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Keppel Marine Industries, Ltd.........................      24,000    $    29,572
 Keppel Telecommunications and Transportation, Ltd.....      27,000         38,411
 Kim Eng Holdings, Ltd.................................      65,000         43,334
 *Labroy Marine, Ltd...................................      25,000         23,810
 *Neptune Orient Lines, Ltd............................      34,000         50,596
 Orchard Parade Holdings, Ltd..........................      11,200          7,400
 *Osprey Maritime, Ltd.................................      69,000         24,849
 #Overseas Union Enterprise, Ltd.......................       6,000         16,214
 Robinson & Co., Ltd...................................       8,000         26,429
 *Scotts Holdings, Ltd.................................      25,000         10,714
 *Sembcorp Logistics, Ltd..............................      12,000         46,786
 Sime Singapore, Ltd...................................      49,000         20,417
 Straits Trading Co., Ltd..............................      51,000         54,036
 Times Publishing, Ltd.................................      11,000         22,917
 *Tuan Sing Holdings, Ltd..............................      44,000          9,560
 *Van der Horst, Ltd...................................       4,000          1,560
 Vickers Ballas Holdings, Ltd..........................      29,000         19,161
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $622,109)......................................                    687,108
                                                                       -----------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible
   (Cost $5,895).......................................       9,900         13,023
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $3,314)......................                      3,308
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $631,318)......................................                    703,439
                                                                       -----------
AUSTRALIA -- (4.2%)
COMMON STOCKS -- (4.2%)
 Adelaide Bank, Ltd....................................       5,745         19,356
 Ashton Mining, Ltd....................................      22,406         10,967
 *Aurora Gold, Ltd.....................................      15,600          3,818
 Bank of Queensland, Ltd...............................       6,263         21,857
 Capral Aluminium, Ltd.................................       9,174         11,664
 *Centaur Mining & Exploration, Ltd....................      16,005          2,391
 *Climax Mining, Ltd...................................       1,273            117
 Crane (G.E) Holdings, Ltd.............................       3,681         18,369
 Evans Deakin Industries, Ltd..........................       7,149         10,362
 Flight Centre, Ltd....................................      10,900         90,076
 GWA International, Ltd................................      11,676         16,366
 Goldfields, Ltd.......................................      22,716         14,729
 Hills Industries, Ltd.................................      15,391         24,166
 *Hudson Conway, Ltd...................................       2,329          9,934
 Iama, Ltd.............................................      14,718         22,174
 Mirvac, Ltd...........................................      21,930         44,164
 *North Flinders Mines, Ltd............................       6,728         14,114
 OPSM Protector, Ltd...................................       2,313          4,192
 Pacific BBA, Ltd......................................       5,757         18,664
 *Petsec Energy, Ltd...................................       4,391            614
 *Queensland Metals Corp., Ltd.........................      42,779         11,693
 Resolute, Ltd.........................................      10,133          2,995
 Ridley Corp., Ltd.....................................      34,861         15,490
 Siddons Ramset, Ltd...................................       4,702         13,779
 Simsmetal, Ltd........................................       3,491         12,205
 Sonic Healthcare, Ltd.................................      15,918         64,760
 Sons of Gwalia, Ltd...................................       4,449         13,284
 Spotless Services, Ltd................................      32,573         31,059
                                                            SHARES           VALUE+
                                                            ------           ------

 Thakral Holdings Group................................      65,506    $    29,982
 *Thakral Holdings Group Issue 99......................       2,960          1,336
 Tourism Assets Holdings, Ltd..........................      35,578         14,927
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $625,791)......................................                    569,604
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $4,174)......................                      4,117
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $629,965)......................................                    573,721
                                                                       -----------
SWITZERLAND -- (3.4%)
COMMON STOCKS -- (3.1%)
 Agie Charmilles Holding AG............................         200         19,486
 *Attisholz Holding AG, Attisholz......................          24         13,547
 Bank Sarasin & Cie Series B, Basel....................          10         17,789
 Bobst SA, Prilly......................................          20         23,258
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................         100         16,029
 *ESEC Holding SA, Cham................................          15         23,572
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...          60         21,498
 Financiere Michelin, Granges-Paccot...................          50         20,398
 Forbo Holding AG, Eglisau.............................          51         23,530
 Generali (Switzerland) Holdings, Adliswil.............          80         25,495
 Kraftwerk Laufenburg, Laufenburg......................         100         14,929
 Moevenpick-Holding, Zuerich...........................          40         18,857
 Oz Holding, Zuerich...................................          20         17,349
 Phoenix Mecano AG, Stein am Rhein.....................          50         21,686
 Phonak Holding AG Series B............................          20         34,321
 Sarna Kunststoff Holding AG, Sarnen...................          15         16,312
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................          10         18,153
 Sika Finanz AG, Baar..................................          90         28,965
 Von Roll Holding AG, Gerlafingen......................       1,359         19,434
 Zuercher Ziegeleien Holding, Zuerich..................          27         27,664
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $456,047)......................................                    422,272
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.3%)
 *Swiss Francs (Cost $43,062)..........................                     43,024
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $499,109)......................................                    465,296
                                                                       -----------
SWEDEN -- (3.2%)
COMMON STOCKS -- (3.2%)
 Allgon AB Series B....................................       1,400         22,233
 *Argonaut AB Series B.................................      13,200         12,267
 *Avesta Sheffield AB..................................      14,800         71,728
 Bergman & Beving AB Series B..........................       2,500         28,526
 Carbo AB..............................................       2,400         46,018
 Catena AB Series A....................................       1,700         13,598
 Celsius Industrier AB Series B........................       1,400         28,655
 Diligentia AB.........................................       3,100         23,521
 Esselte AB Series A...................................       1,400          9,552
 Esselte AB Series B...................................       1,100          7,634
 Garphyttan Industrier AB..............................       1,680         18,181
 Lindex AB.............................................         700         20,009
 Mandator AB...........................................       3,000         27,702

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Meto AG..............................................       2,500    $    18,674
 Nobelpharma AB........................................       1,400         20,256
 Rottneros Bruk AB.....................................      11,700         13,488
 Scribona AB Series A..................................       1,500          4,499
 Sifo Group AB.........................................       1,500         11,293
 Tietoenator Corp......................................       1,015         45,849
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $447,228)......................................                    443,683
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $1,074)..........................                      1,029
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $448,302)......................................                    444,712
                                                                       -----------
SPAIN -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Abengoa SA...........................................         600         12,759
 Amper SA..............................................       1,600         13,436
 *Asturiana del Zinc SA................................       2,100         23,217
 Banco de Valencia SA..................................       3,000         25,071
 Banco Zaragozano SA...................................       3,600         32,804
 Campofrio Alimentacion S.A............................       1,100         14,598
 Cementos Portland SA..................................       1,000         25,021
 Cristaleria Espanola SA, Madrid.......................         400         16,714
 Empresa Nacional de Celulosa SA.......................       1,000         18,929
 *Europistas Concesionaria Espanola SA.................       2,300         13,085
 *Europistas Concesionaria Espanola SA Em 99...........       1,056          5,774
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................       3,300         21,864
 *Inmobiliaria Urbis SA................................       4,600         23,529
 Portland Valderrivas SA...............................         900         22,138
 Prosegur Cia de Seguridad SA..........................       2,200         19,294
 *Puleva SA............................................      13,900         23,793
 Uralita SA............................................       1,900         13,009
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       2,730         20,589
 *Zeltia SA............................................       1,100         18,973
                                                                       -----------
TOTAL -- SPAIN
  (Cost $368,705)......................................                    364,597
                                                                       -----------
ITALY -- (2.6%)
COMMON STOCKS -- (2.6%)
 *Ansaldo Trasporti SpA................................       7,000          8,303
 Banco di Desio e della Brianza SpA....................       5,000         15,556
 Buzzi Unicem SpA......................................       3,000         33,227
 Cartiere Burgo SpA....................................       4,000         27,186
 #Cia Assicuratrice Unipol SpA.........................       6,000         22,655
 *Dalmine SpA..........................................      82,000         17,091
 *Fabbrica Italiana Magneti Marelli SpA................       7,500         25,298
 Falck (Acciaierie & Ferriere Lombarde)................       5,000         35,040
 Gewiss SpA............................................       6,000         34,496
 Impregilo SpA.........................................      19,000         12,052
 Italmobiliare SpA, Milano.............................         750         17,293
 *Premafin Finanziaria SpA.............................      29,600         15,349
 *Premaimm SpA.........................................       7,400          2,548
 SMI STA Metallurgica Italiana SpA.....................      31,000         18,260
 Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
   Occhiali) SpA.......................................       5,000         39,621
                                                            SHARES           VALUE+
                                                            ------           ------

 Sorin Biomedica SpA...................................       7,500    $    21,447
 Vianini Lavori SpA....................................      11,000         16,946
                                                                       -----------
TOTAL -- ITALY
  (Cost $312,462)......................................                    362,368
                                                                       -----------
DENMARK -- (2.4%)
COMMON STOCKS -- (2.4%)
 Alm Brand A.S. Series B...............................         623         10,035
 Bang & Olufsen Holding A.S. Series B..................         450         14,801
 Coloplast A.S. Series B...............................         404         39,373
 *DFDS A.S., Copenhagen................................         240         11,110
 Danske Traelastko.....................................         200         16,378
 *Dfds New Shares......................................         144          6,666
 Falck A.S.............................................         568         56,509
 GN Great Nordic, Ltd..................................       1,600         60,207
 Korn-Og Foderstof Kompagnet A.S.......................         700         16,581
 Nordiske Kabel og Traadfabrikker Holding A.S..........         277         15,560
 Obel (C.W.) A.S. Series B.............................          89         11,264
 Radiometer A.S. Series B..............................         432         19,297
 Sas Danmark A.S.......................................       1,739         17,890
 *Topdanmark A.S.......................................       1,450         31,992
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $320,180)......................................                    327,663
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone (Cost $125).............................                        122
                                                                       -----------
TOTAL -- DENMARK
  (Cost $320,305)......................................                    327,785
                                                                       -----------
NETHERLANDS -- (2.1%)
COMMON STOCKS -- (2.1%)
 ACF Holding NV (Certificate)..........................         800         11,680
 Draka Holding NV......................................         500         19,332
 Grolsche NV...........................................         800         16,311
 Hoek's (W.A.) Machine & Zuurstoffafabriek NV..........         312         12,330
 Hollandsche Beton Groep NV............................       1,518         13,680
 Internatio-Mueller NV.................................       1,230         21,302
 Kempen & Co. NV.......................................         324         12,560
 Koninklijke Ahrend NV.................................       1,254         13,258
 Koninklijke Frans Maas Groep NV.......................         765         19,026
 Koninklijke Volker Wessels Stevin NV..................         930         14,280
 NBM-Amstelland NV.....................................       1,130         13,084
 Nedlloyd Groep NV, Rotterdam..........................         922         24,462
 Schuttersveld NV......................................       1,284         20,944
 Stork NV..............................................         900         12,551
 Twentsche Kabel Holding NV............................         627         17,361
 Unique International NV...............................         710         16,407
 Van der Mollen Holding NV.............................         308         14,948
 Wegener Arcade NV ....................................       1,590         18,091
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $408,941)......................................                    291,607
                                                                       -----------
NEW ZEALAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 Fernz Corp., Ltd......................................       6,407         14,140
 Independent Newspapers, Ltd. (Auckland)...............       5,200         21,469
 Natural Gas Corp. Holdings, Ltd.......................      23,600         20,810
 New Zealand Refining Co., Ltd.........................       1,008          5,909

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ports of Auckland.....................................       5,962    $    14,890
 Trustpower, Ltd.......................................      18,000         42,203
 United Networks, Ltd..................................       6,200         18,961
 Warehouse Group, Ltd..................................       7,154         28,442
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $173,348)......................................                    166,824
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar (Cost $249).......................                        249
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $173,597)......................................                    167,073
                                                                       -----------
NORWAY -- (1.2%)
COMMON STOCKS -- (1.2%)
 Aker Maritim ASA......................................       2,500         17,211
 Dyno Industrier ASA...................................       1,400         34,125
 Hafslund ASA..........................................       4,500         24,561
 Leif Hoegh & Co. ASA..................................       1,500         15,630
 *NCL Holding ASA......................................       7,300         20,556
 Schibsted ASA.........................................       2,100         32,041
 Wilhelmsen (Wilhelm), Ltd. ASA........................         700         18,235
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $170,054)......................................                    162,359
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone (Cost $32)...........................                         31
                                                                       -----------
TOTAL -- NORWAY
  (Cost $170,086)......................................                    162,390
                                                                       -----------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 Ackermans & Van Haaren SA.............................       1,200         36,610
 Afrifina..............................................         140         20,158
 CMB (Cie Martime Belge)...............................         300         14,424
 Cofinimmo SA..........................................         220         22,705
 Creyf's SA............................................         700         16,281
 Deceuninck Plastics Industries SA.....................         130         30,499
 Immobel (Cie Immobiliere de Belgique SA)..............         200         11,378
 *Spector Photo Group SA...............................         188          7,099
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $163,410)......................................                    159,154
                                                                       -----------
FINLAND -- (1.1%)
COMMON STOCKS -- (1.1%)
 Amer Group P.L.C......................................       1,100         21,432
 Asko Oyj..............................................       1,500         23,863
 Finnair Oyj...........................................       3,800         16,644
 Finnlines Oy..........................................         900         23,561
 Kci Konecranes International P.L.C....................         600         16,463
 Partek Oyj............................................       1,900         21,235
 Tamro Oyj.............................................       4,800         14,161
 *Viking Line AB.......................................         400         15,707
                                                                       -----------
TOTAL -- FINLAND
  (Cost $170,410)......................................                    153,066
                                                                       -----------
EMU -- (1.0%)
INVESTMENT IN CURRENCY -- (1.0%)
 *Euro Currency (Cost $131,931)........................                    131,718
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 BBAG Oesterreichische Brau-Beteiligungs...............         362    $    15,491
 Bohler Uddeholm AG....................................         385         16,126
 Brau Union Goess-Reinighaus AG........................         420         18,396
 Flughafen Wien AG.....................................         543         18,862
 Mayr Melnhof Karton AG................................         420         17,508
 Oberbank AG...........................................         294         20,426
 Radex Heraklith Industrie Beteiligungs AG.............         584         15,559
 *Rhi AG Em 99.........................................         249          6,471
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $141,815)......................................                    128,839
                                                                       -----------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Anglo Irish Bank Corp. P.L.C..........................       7,285         17,091
 DCC P.L.C.............................................       2,250         16,311
 Green Proper Co.......................................       3,447         19,957
 Greencore Group P.L.C.................................       5,942         16,154
 IAWS Group P.L.C......................................       4,260         20,160
 Waterford Wedgwood P.L.C..............................      19,145         18,313
                                                                       -----------
TOTAL -- IRELAND
  (Cost $116,932)......................................                    107,986
                                                                       -----------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Kedah Cement Holdings Berhad.........................      24,000         15,348
 *Kuala Lumpur Industries Holdings Berhad..............      12,000          1,560
 *Promet Berhad........................................      23,000          1,755
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $58,574).......................................                     18,663
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $434,456) to be
   repurchased at $423,062.
   (Cost $423,000).....................................    $    423        423,000
                                                                       -----------
TOTAL INVESTMENTS - (100.0%)
  (Cost $15,723,525)++.................................                $13,751,638
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $15,750,972.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
BONDS -- (37.3%)
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................      $500      $   493,125
Asian Development Bank Medium Term Notes
    8.500%, 05/02/01...................................       500          513,750
Associates Corp. of North America Medium Term Notes
    5.600%, 01/15/01...................................       500          495,000
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................       500          495,625
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................       500          492,500
Ford Motor Credit Corp. Medium Term Notes
    5.750%, 01/25/01...................................       500          495,000
General Electric Capital Corp. Medium Term Notes
    5.945%, 07/23/01...................................       500          495,000
IBM Corp. Medium Term Notes
    5.950%, 06/04/01...................................       500          495,625
Interamerican Development Bank Corporate Bonds
    8.500%, 05/01/01...................................       500          512,500
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................       500          492,500
Paccar Financial Corp. Medium Term Notes
    6.050%, 05/15/01...................................       500          495,000
Shell Canada, Ltd. Medium Term Notes
    8.875%, 01/14/01...................................       600          613,500
Southwestern Bell Telephone Co.
    6.375%, 04/01/01...................................       600          597,750
Toyota Motor Credit Corp.
    5.500%, 09/17/01...................................       600          587,250
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................       500          492,500
Wal-Mart Stores, Inc. Medium Term Notes
    6.150%, 08/10/01...................................       500          498,125
                                                                       -----------
TOTAL BONDS
  (Cost $8,335,108)....................................                  8,264,750
                                                                       -----------
COMMERCIAL PAPER -- (36.8%)
Corporate Asset Funding Corp. C.P.
    6.080%, 01/21/00...................................       300          297,509
DuPont (E.I.) de Nemours & Co., Inc. C.P.
    5.880%, 01/28/00...................................       600          594,335
Electricite de France C.P.
    5.700%, 01/18/00...................................       500          496,047
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
Enterprise Funding Corp. C.P.
    5.400%, 12/01/99...................................      $600      $   600,000
France Telecom C.P.
    5.850%, 01/14/00...................................       600          595,703
Gannett Co. C.P.
    5.950%, 01/14/00...................................       500          496,419
Govco, Inc. C.P.
    5.920%, 01/19/00...................................       600          595,157
Kittyhawk Funding Corp. C.P.
    6.050%, 01/28/00...................................       600          594,335
Metlife Funding Corp. C.P.
    5.830%, 01/31/00...................................       600          594,073
Oesterreich Kontrollbank C.P.
    5.880%, 01/18/00...................................       600          595,312
Sheffield Receivables Corp. C.P.
    6.120%, 01/21/00...................................       600          595,019
Shell Financial U.K. C.P.
    5.930%, 01/13/00...................................       500          496,500
Sigma Finance Corp. C.P.
    6.040%, 01/13/00...................................       500          496,500
St. Michael Finance, Ltd. C.P.
    5.950%, 01/18/00...................................       500          496,087
Windmill Funding Corp. C.P.
    6.040%, 01/06/00...................................       600          596,484
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $8,138,750)....................................                  8,139,480
                                                                       -----------
AGENCY OBLIGATIONS -- (16.1%)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................       500          493,166
    5.875%, 07/02/01...................................       500          496,875
Federal Home Loan Bank
    5.625%, 03/19/01...................................       600          595,839
    5.125%, 04/17/01...................................       500          492,969
Federal National Mortgage Association
    5.310%, 05/18/01...................................       500          493,461
    5.440%, 05/21/01...................................       500          494,326
    5.820%, 07/19/01...................................       500          496,526
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $3,593,692)....................................                  3,563,162
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (4.5%)
***Chase Manhattan Corp.
    6.352%, 02/24/00...................................       500          500,000
***Key Bank N.A.
    ***6.435%, 02/02/00................................       500          500,450
                                                                       -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,000,000)....................................                  1,000,450
                                                                       -----------
CERTIFICATES OF DEPOSIT -- (2.3%)
Bayerische Landesbank
    6.060%, 06/18/01
      (Cost $500,000)..................................       500          500,000

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
    Repurchase Agreement, PNC Capital Markets Inc.
     5.30%, 12/01/99 (Collateralized by U.S. Treasury
     Notes 6.125% 07/31/00, valued at $511,250) to be
     repurchased at $496,073.
      (Cost $496,000)..................................    $    496    $   496,000
                                                                       -----------
TOTAL INVESTMENTS -- (99.2%) (Cost $22,063,550)++......                 21,963,842
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (0.8%)
 Interest Receivable...................................                    192,173
 Payable for Fund Shares Redeemed......................                     (9,235)
 Other Liabilities in Excess of Other Assets...........                    (12,186)
                                                                       -----------
                                                                           170,752
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 2,123,547
  Outstanding $.01 Par Value Shares (50,000,000 Shares
  Authorized)..........................................                $22,134,594
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.42
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of November 30, 1999, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $22,062,550.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1999

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (22.0%)
BONDS -- (17.5%)
Amoco Canada Medium Term Notes
  7.250%, 09/17/02.....................................         200    $   202,140
Associates Corp. of North America Medium Term Notes
  6.625%, 05/15/01.....................................         300        300,000
Credit Locale de France Holding SA Medium Term Notes
  7.125%, 02/18/02.....................................         100        100,500
France Telecom SA Medium Term Notes
  6.875%, 10/01/01.....................................         300        300,720
General Electric Capital Corp. Medium Term Notes
  5.510%, 03/01/02.....................................         300        296,340
Glaxo K.K. Medium Term Notes
  7.000%, 05/02/02.....................................         300        301,290
KFW International Finance, Inc. Medium Term Notes
  6.250%, 10/15/03.....................................         200        211,184
Wachovia Bank N.A. Medium Term Notes
  5.400%, 03/15/01.....................................         300        295,500
Wal-Mart Stores, Inc. Medium Term Notes
  6.150%, 08/10/01.....................................         300        298,875
                                                                       -----------
TOTAL BONDS
  (Cost $2,352,416)....................................                  2,306,549
                                                                       -----------
COMMERCIAL PAPER -- (4.5%)
Corporate Asset Funding Co. C.P.
  5.920%, 01/28/00.....................................         300        297,153
Govco, Inc. C.P.
  6.080%, 01/21/00.....................................         300        297,480
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $594,555)......................................                    594,633
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $2,946,971)....................................                  2,901,182
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
JAPAN -- (18.2%)
BONDS -- (18.2%)
Asian Development Bank
  5.000%, 02/05/03.....................................      45,000        499,961
Credit Local de France SA
  6.000%, 10/31/01.....................................       9,000         97,596
Deutsche Siedlungs Landesrentenbank
  2.600%, 07/10/02.....................................      32,000        330,130
Eksportfinans ASA
  2.650%, 07/10/02.....................................      20,000        206,606
European Investment Bank
  4.625%, 02/26/03.....................................      10,000        110,349
Export-Import Bank Japan
  4.625%, 07/23/03.....................................         150        149,976
Inter-American Development Bank
  6.000%, 10/30/01.....................................      25,000        269,927
  2.250%, 02/05/02.....................................      10,000        101,600
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

Nordic Investment Bank
  2.600%, 06/28/02.....................................      40,000    $   412,781
World Bank (International Bank for Reconstruction and
  Development)
  4.500%, 03/20/03.....................................      20,000        221,050
                                                                       -----------
TOTAL -- JAPAN
  (Cost $1,990,823)....................................                  2,399,976
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
FRANCE -- (16.2%)
BONDS -- (16.2%)
Belgium (Kingdom of)
  6.875%, 05/30/02.....................................       1,000        162,064
Caisse d'Amortissement et de Dette Sociale
  5.500%, 04/25/02.....................................         122        125,979
Caisse Nationale d'Autoroutes
  5.500%, 02/14/02.....................................       1,800        281,769
Credit Local de France SA Euro Medium Term Notes
  6.000%, 07/01/02.....................................       1,000        158,795
Departemente des Hautes de Seine
  7.000%, 07/21/03.....................................       1,500        246,205
Electricite de France
  3.750%, 10/28/03.....................................         350        340,076
European Investment Bank
  8.500%, 02/20/02.....................................       1,500        249,819
French Automotive Casting, Inc.
  4.500%, 07/12/02.....................................         160        161,972
French Government Note
  4.500%, 07/12/03.....................................         200        201,377
KFW International Finance, Inc.
  8.750%, 06/26/02.....................................       1,200        202,840
                                                                       -----------
TOTAL -- FRANCE
  (Cost $2,272,166)....................................                  2,130,896
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
GERMANY -- (7.6%)
BONDS -- (7.6%)
Deutsche Bahn Finance BV
  6.875%, 07/19/02.....................................         400        216,077
German Gov't Treuhandanstalt
  6.625%, 07/09/03.....................................         300        322,003
Japan Finance Corp. for Small Business
  4.500%, 08/07/02.....................................         600        308,363
World Bank (International Bank for Reconstruction and
  Development)
  6.125%, 09/27/02.....................................         300        160,251
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,091,656)....................................                  1,006,694
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
AUSTRALIA -- (7.2%)
BONDS -- (7.2%)
Airservices Australia
  7.375%, 11/15/01.....................................         250        161,289
Alberta (Province of)
  7.000%, 03/20/02.....................................         500        320,003

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Federal National Mortgage Association
  6.500%, 07/10/02.....................................         300    $   189,866
State Bank of New South Wales
  11.750%, 08/16/01....................................         200        137,600
  9.250%, 02/18/03.....................................         200        135,972
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $1,036,414)....................................                    944,730
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
CANADA -- (5.8%)
BONDS -- (5.8%)
Canada (Government of)
  9.750%, 06/01/01.....................................         400        286,498
Canada Mortgage and Housing
  6.250%, 01/02/02.....................................         400        272,568
Toyota Credit Canada, Inc.
  8.000%, 12/29/00.....................................         200        138,524
  7.375%, 12/31/01.....................................         100         69,052
                                                                       -----------
TOTAL -- CANADA
  (Cost $793,750)......................................                    766,642
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED KINGDOM -- (5.0%)
BONDS -- (4.9%)
Federal National Mortgage Association
  6.875%, 06/07/02.....................................         200        318,765
United Kingdom Treasury
  7.000%, 11/06/01.....................................         200        322,683
                                                                       -----------
TOTAL BONDS
  (Cost $649,287)......................................                    641,448
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 British Pound Sterling (Cost $11,325).................                     11,155
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $660,612)......................................                    652,603
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
AUSTRIA -- (4.6%)
BONDS -- (4.6%)
Bank Austria Investment Bank AG
  4.750%, 03/17/03.....................................         300        301,220
Republic of Austria
  4.300%, 07/15/03.....................................         300        298,079
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $636,508)......................................                    599,299
                                                                       -----------
NETHERLANDS -- (4.3%)
BONDS -- (4.3%)
Bank Nederlandse Gemeenten NV
  7.625%, 12/16/02.....................................         250        123,673
Netherland Government Bond
  6.500%, 04/15/03.....................................         400        423,255
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $589,621)......................................                    546,928
                                                                       -----------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)



                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
DENMARK -- (2.3%)
BONDS -- (2.3%)
Kingdom of Denmark
  8.000%, 05/15/03
    (Cost $329,648)....................................       2,000    $   296,190
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
SWEDEN -- (1.8%)
BONDS -- (1.8%)
Sweden (Kingdom of)
  5.000%, 01/15/04
    (Cost $254,881)....................................       2,000        233,336
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (1.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $249,688) to be
   repurchased at $241,035.
   (Cost $241,000).....................................         241        241,000
                                                                       -----------
TOTAL INVESTMENTS -- (96.7%)
  (Cost $12,843,650)++.................................                $12,719,476
                                                                       ===========
OTHER ASSETS AND LIABILITIES -- (3.3%)
 Interest Receivable...................................                    302,502
 Other Assets..........................................                    140,062
 Other Liabilities.....................................                     (8,541)
                                                                       -----------
                                                                           434,023
                                                                       -----------
 Net Assets -- (100%) Applicable to 1,230,671
   Outstanding $0.1 Par Value Shares (50,000,000 Shares
   Authorized).........................................                $13,153,499
                                                                       ===========
 NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER
   SHARE...............................................                $     10.69
                                                                       -----------
                                                                       -----------

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $12,844,050.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                 VA SMALL          VA LARGE
                                                                   VALUE             VALUE
                                                                 PORTFOLIO         PORTFOLIO
                                                              ---------------   ---------------
ASSETS:
Investments at Value........................................    $   19,358        $   31,890
Collateral for Securities Loaned............................           549               555
Cash........................................................             1                73
Receivables.................................................
  Dividends and Interest....................................            19                83
  Investment Securities Sold................................           130               551
Prepaid Expenses and Other Assets...........................            --                 1
                                                                ----------        ----------
    Total Assets............................................        20,057            33,153
                                                                ----------        ----------

LIABILITIES:................................................
Payable for Collateral on Securities Loaned.................           549               555
Payable for Investment Securities Purchased.................           402               300
Payable for Fund Shares Redeemed............................             1                --
Accrued Expenses and Other Liabilities......................            17                16
                                                                ----------        ----------
    Total Liabilities.......................................           969               871
                                                                ----------        ----------

NET ASSETS..................................................    $   19,088        $   32,282
                                                                ==========        ==========

SHARES OUTSTANDING $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................     1,493,138         2,017,937
                                                                ==========        ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $    12.78        $    16.00
                                                                ==========        ==========

Investments at Cost.........................................    $   21,366        $   31,923
                                                                ==========        ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                              VA INTERNATIONAL   VA INTERNATIONAL
                                                                   VALUE              SMALL
                                                                 PORTFOLIO          PORTFOLIO
                                                              ----------------   ----------------
ASSETS:
Investments at Value........................................     $   23,536         $   13,752
Collateral for Securities Loaned............................             81                316
Cash........................................................             15                 15
Receivables
  Dividends, Interest and Foreign Tax Reclaims..............             78                 41
  Investment Securities Sold................................             --                  1
  Fund Shares Sold..........................................             --                  1
Prepaid Expenses and Other Assets...........................              4                  1
                                                                 ----------         ----------
    Total Assets............................................         23,714             14,127
                                                                 ----------         ----------

LIABILITIES:................................................
Payable for Collateral on Securities Loaned.................             81                316
Payable for Investment Securities Purchased.................              3                493
Accrued Expenses and Other Liabilities......................             13                 10
                                                                 ----------         ----------
    Total Liabilities.......................................             97                819
                                                                 ----------         ----------

NET ASSETS..................................................     $   23,617         $   13,308
                                                                 ==========         ==========

SHARES OUTSTANDING $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................      1,854,933          1,602,330
                                                                 ==========         ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....     $    12.73         $     8.31
                                                                 ==========         ==========

Investments at Cost.........................................     $   22,059         $   15,724
                                                                 ==========         ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

                                                                                                             VA
                                                                   VA SMALL           VA LARGE          INTERNATIONAL
                                                                     VALUE             VALUE                VALUE
                                                                   PORTFOLIO         PORTFOLIO            PORTFOLIO
                                                                   ---------         ----------         -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $0, $0 and $44
    respectively)...........................................        $   175           $   591              $  481
  Interest..................................................             31                37                  24
  Income from Securities Lending............................             15                --                   9
                                                                    -------           -------              ------
      Total Investment Income...............................            221               628                 514
                                                                    -------           -------              ------

EXPENSES
  Investment Advisory Services..............................             93                80                  88
  Accounting & Transfer Agent Fees..........................             16                30                  24
  Custodian's Fees..........................................              3                 4                  14
  Legal Fees................................................             --                 1                  --
  Audit Fees................................................              2                 3                   3
  Filing Fees...............................................              1                 1                  --
  Shareholders' Reports.....................................              8                10                   6
  Other.....................................................              2                 8                   7
                                                                    -------           -------              ------
      Total Expenses........................................            125               137                 142
                                                                    -------           -------              ------
  NET INVESTMENT INCOME.....................................             96               491                 372
                                                                    -------           -------              ------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY
  Net Realized Gain on Investment Securities................          3,570             5,804               1,649
  Net Realized Gain on Foreign Currency Transactions........             --                --                  10
  Change in Unrealized Appreciation/(Depreciation) of:
      Investment Securities and Foreign Currency............         (2,374)           (5,110)              1,383
      Translation of Foreign Currency Denominated Amounts...             --                --                  (4)
                                                                    -------           -------              ------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY....          1,196               694               3,038
                                                                    -------           -------              ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........        $ 1,292           $ 1,185              $3,410
                                                                    =======           =======              ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

                                                                        VA
                                                                   INTERNATIONAL          VA SHORT-TERM          VA GLOBAL
                                                                       SMALL                  FIXED                 BOND
                                                                     PORTFOLIO              PORTFOLIO            PORTFOLIO
                                                                   -------------         ---------------         ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $27, $0 and
    $0, respectively).......................................          $  286                     --                   --
  Interest..................................................              12                 $1,044                $ 495
  Income from Securities Lending............................               6                     --                   --
                                                                      ------                 ------                -----
      Total Investment Income...............................             304                  1,044                  495
                                                                      ------                 ------                -----

EXPENSES
  Investment Advisory Services..............................              66                     49                   29
  Accounting & Transfer Agent Fees..........................              13                     10                   11
  Custodian's Fees..........................................              13                      2                    2
  Legal Fees................................................              --                      1                   --
  Audit Fees................................................               2                      2                    1
  Filing Fees...............................................               1                      1                    1
  Shareholders' Reports.....................................               5                      8                    4
  Other.....................................................               3                      2                    9
                                                                      ------                 ------                -----
      Total Expenses........................................             103                     75                   57
                                                                      ------                 ------                -----
  NET INVESTMENT INCOME.....................................             201                    969                  438
                                                                      ------                 ------                -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities.........             377                     (7)                  19
  Net Realized Gain on Foreign Currency Transactions........            (116)                    --                  174
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............           1,494                   (102)                (336)
      Translation of Foreign Currency Denominated Amounts...              (2)                    --                  136
                                                                      ------                 ------                -----
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................           1,753                   (109)                  (7)
                                                                      ------                 ------                -----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........          $1,954                 $  860                $ 431
                                                                      ======                 ======                =====

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                          VA SMALL                              VA LARGE
                                                       VALUE PORTFOLIO                       VALUE PORTFOLIO
                                                 ---------------------------           ---------------------------
                                                   YEAR               YEAR               YEAR               YEAR
                                                  ENDED              ENDED              ENDED              ENDED
                                                 NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                   1999               1998               1999               1998
                                                 --------           --------           --------           --------
INCREASE (DECREASE) IN NET ASSERTS
Operations:
  Net Investment Income...............           $    96            $    57            $   491            $   411
  Net Realized Gain on Investment
    Securities........................             3,570              1,518              5,804              1,933
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities........................            (2,374)            (3,079)            (5,110)               742
                                                 -------            -------            -------            -------

      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations....................             1,292             (1,504)             1,185              3,086
                                                 -------            -------            -------            -------

Distributions From:
  Net Investment Income...............               (54)               (63)              (122)              (396)
  Net Realized Gains..................            (1,518)            (1,173)            (1,935)            (1,625)
                                                 -------            -------            -------            -------
      Total Distributions.............            (1,572)            (1,236)            (2,057)            (2,021)
                                                 -------            -------            -------            -------

Capital Share Transactions (1):
  Shares Issued.......................             5,687              6,766              9,070             12,228
  Shares Issued in Lieu of Cash
    Distributions.....................             1,572              1,236              2,057              2,021
  Shares Redeemed.....................            (5,723)            (4,858)            (8,160)            (9,672)
                                                 -------            -------            -------            -------

      Net Increase From Capital Share
        Transactions..................             1,536              3,144              2,967              4,577
                                                 -------            -------            -------            -------

      Total Increase..................             1,256                404              2,095              5,642

NET ASSETS
  Beginning of Period.................            17,832             17,428             30,187             24,545
                                                 -------            -------            -------            -------
  End of Period.......................           $19,088            $17,832            $32,282            $30,187
                                                 =======            =======            =======            =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................               459                471                545                747
   Shares Issued in Lieu of Cash
     Distributions....................               134                 89                136                134
   Shares Redeemed....................              (460)              (328)              (491)              (579)
                                                 -------            -------            -------            -------
                                                     133                232                190                302
                                                 =======            =======            =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      VA INTERNATIONAL                      VA INTERNATIONAL
                                                       VALUE PORTFOLIO                       SMALL PORTFOLIO
                                                 ---------------------------           ---------------------------
                                                   YEAR               YEAR               YEAR               YEAR
                                                  ENDED              ENDED              ENDED              ENDED
                                                 NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                   1999               1998               1999               1998
                                                 --------           --------           --------           --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...............           $   372            $   331            $   201            $   185
  Net Realized Gain on Investment
    Securities........................             1,649              1,120                377                821
  Net Realized Gain (Loss) on Foreign
    Currency Transactions.............                10                  2               (116)               (11)
  Change in Unrealized Appreciation
    (Depreciation) of:
  Investment Securities and Foreign
    Currency..........................             1,383                468              1,494             (1,081)
  Translation of Foreign Currency
    Denominated Amounts...............                (4)                 1                 (2)                (1)
                                                 -------            -------            -------            -------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations....................             3,410              1,922              1,954                (87)
                                                 -------            -------            -------            -------

Distributions From:
  Net Investment Income...............              (386)              (295)              (216)              (119)
  Net Realized Gains..................            (1,043)              (227)              (823)              (112)
                                                 -------            -------            -------            -------
      Total Distributions.............            (1,429)              (522)            (1,039)              (231)
                                                 -------            -------            -------            -------

Capital Share Transactions (1):
  Shares Issued.......................             5,740              7,431              3,013              5,382
  Shares Issued in Lieu of Cash
    Distributions.....................             1,429                522              1,039                231
  Shares Redeemed.....................            (6,624)            (5,872)            (4,407)            (2,431)
                                                 -------            -------            -------            -------

      Net Increase (Decrease) From
        Capital Share Transactions....               545              2,081               (355)             3,182
                                                 -------            -------            -------            -------

      Total Increase..................             2,526              3,481                560              2,864

NET ASSETS
  Beginning of Period.................            21,091             17,610             12,748              9,884
                                                 -------            -------            -------            -------
  End of Period.......................           $23,617            $21,091            $13,308            $12,748
                                                 =======            =======            =======            =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................               474                628                385                666
   Shares Issued in Lieu of Cash
     Distributions....................               132                 50                149                 32
   Shares Redeemed....................              (560)              (488)              (570)              (295)
                                                 -------            -------            -------            -------
                                                      46                190                (36)               403
                                                 =======            =======            =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                        VA SHORT-TERM                           VA GLOBAL
                                                       FIXED PORTFOLIO                       BOND PORTFOLIO
                                                 ---------------------------           ---------------------------
                                                   YEAR               YEAR               YEAR               YEAR
                                                  ENDED              ENDED              ENDED              ENDED
                                                 NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                   1999               1998               1999               1998
                                                 --------           --------           --------           --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...............           $   969            $   879            $   438            $   320
  Net Realized Gain (Loss) on
    Investment Securities.............                (7)                19                 19                  1
  Net Realized Gain on Foreign
    Currency Transactions.............                --                 --                174                 35
  Change in Unrealized Appreciation
    (Depreciation) of:
  Investment Securities and Foreign
    Currency..........................              (102)                (7)              (336)               513
  Translation of Foreign Currency
    Denominated Amounts...............                --                 --                136               (154)
                                                 -------            -------            -------            -------

      Net Increase in Net Assets
        Resulting from Operations.....               860                891                431                715
                                                 -------            -------            -------            -------

Distributions From:
  Net Investment Income...............              (183)              (864)                (5)              (798)
  Net Realized Gains..................               (18)               (12)                (2)               (26)
  Tax Return of Capital...............                --                 --                 --                (27)
                                                 -------            -------            -------            -------
      Total Distributions.............              (201)              (876)                (7)              (851)
                                                 -------            -------            -------            -------

Capital Share Transactions (1):
  Shares Issued.......................             8,986              6,661              5,435              4,119
  Shares Issued in Lieu of Cash
    Distributions.....................               201                876                  7                851
  Shares Redeemed.....................            (6,178)            (4,221)            (3,196)            (1,424)
                                                 -------            -------            -------            -------

      Net Increase From Capital Share
        Transactions..................             3,009              3,316              2,246              3,546
                                                 -------            -------            -------            -------

      Total Increase..................             3,668              3,331              2,670              3,410

NET ASSETS
  Beginning of Period.................            18,467             15,136             10,483              7,073
                                                 -------            -------            -------            -------
  End of Period.......................           $22,135            $18,467            $13,153            $10,483
                                                 =======            =======            =======            =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................               879                662                516                410
   Shares Issued in Lieu of Cash
     Distributions....................                20                 87                  1                 87
   Shares Redeemed....................              (606)              (419)              (303)              (141)
                                                 -------            -------            -------            -------
                                                     293                330                214                356
                                                 =======            =======            =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  VA SMALL                                          VA LARGE
                                              VALUE PORTFOLIO                                    VALUE PORTFOLIO
                          --------------------------------------------------------      ---------------------------------
                            YEAR        YEAR        YEAR        YEAR       OCT. 3         YEAR        YEAR        YEAR
                            ENDED       ENDED       ENDED       ENDED        TO           ENDED       ENDED       ENDED
                          NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30       NOV. 30,    NOV. 30,    NOV. 30,
                            1999        1998        1997        1996        1995          1999        1998        1997
                          ---------   ---------   ---------   ---------   --------      ---------   ---------   ---------
Net Asset Value,
  Beginning of Period...   $ 13.11     $ 15.45     $ 11.75     $ 9.69      $10.00        $ 16.51     $ 16.08     $ 13.46
                           -------     -------     -------     ------      ------        -------     -------     -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............      0.07        0.04        0.06       0.03        0.01           0.25        0.24        0.24
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....      0.76       (1.27)       3.78       2.05       (0.31)          0.38        1.47        3.07
                           -------     -------     -------     ------      ------        -------     -------     -------
    Total from
      Investment
      Operations........      0.83       (1.23)       3.84       2.08       (0.30)          0.63        1.71        3.31
                           -------     -------     -------     ------      ------        -------     -------     -------
LESS DISTRIBUTIONS
  Net Investment
    Income..............     (0.04)      (0.06)      (0.03)     (0.02)      (0.01)         (0.07)      (0.24)      (0.23)
  Net Realized Gains....     (1.12)      (1.05)      (0.11)        --          --          (1.07)      (1.04)      (0.46)
                           -------     -------     -------     ------      ------        -------     -------     -------
    Total
      Distributions.....     (1.16)      (1.11)      (0.14)     (0.02)      (0.01)         (1.14)      (1.28)      (0.69)
                           -------     -------     -------     ------      ------        -------     -------     -------
Net Asset Value, End of
  Period................   $ 12.78     $ 13.11     $ 15.45     $11.75      $ 9.69        $ 16.00     $ 16.51     $ 16.08
                           =======     =======     =======     ======      ======        =======     =======     =======
Total Return............      7.10%      (8.45)%     33.02%     21.47%      (3.04)%#        4.24%      11.46%      25.72%
Net Assets, End of
  Period (thousands)....   $19,088     $17,832     $17,428     $8,058      $4,848        $32,282     $30,187     $24,545
Ratio of Expenses to
  Average Net Assets....      0.67%       0.70%       0.71%      1.05%       0.99%*         0.43%       0.46%       0.48%
Ratio of Net Investment
  Income to Average Net
  Assets................      0.51%       0.32%       0.45%      0.34%       0.91%*         1.54%       1.49%       1.71%
Portfolio Turnover
  Rate..................     28.29%      22.81%      21.18%      5.19%       0.00%*        52.03%      22.98%      20.49%

                                VA LARGE
                            VALUE PORTFOLIO
                          --------------------
                            YEAR      JAN. 13
                            ENDED        TO
                          NOV. 30,    NOV. 30
                            1996        1995
                          ---------   --------
Net Asset Value,
  Beginning of Period...   $ 11.29     $10.00
                           -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............      0.17       0.19
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....      2.12       1.85
                           -------     ------
    Total from
      Investment
      Operations........      2.29       2.04
                           -------     ------
LESS DISTRIBUTIONS
  Net Investment
    Income..............     (0.12)     (0.16)
  Net Realized Gains....        --      (0.59)
                           -------     ------
    Total
      Distributions.....     (0.12)     (0.75)
                           -------     ------
Net Asset Value, End of
  Period................   $ 13.46     $11.29
                           =======     ======
Total Return............     20.45%     20.41%#
Net Assets, End of
  Period (thousands)....   $13,570     $6,562
Ratio of Expenses to
  Average Net Assets....      1.03%      1.20%*
Ratio of Net Investment
  Income to Average Net
  Assets................      1.59%      2.03%*
Portfolio Turnover
  Rate..................     18.54%     65.38%*

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              VA INTERNATIONAL                               VA INTERNATIONAL
                                              VALUE PORTFOLIO                                SMALL PORTFOLIO
                            ----------------------------------------------------      ------------------------------
                              YEAR       YEAR       YEAR       YEAR      OCT. 3         YEAR       YEAR       YEAR
                             ENDED      ENDED      ENDED      ENDED        TO          ENDED      ENDED      ENDED
                            NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30       NOV. 30,   NOV. 30,   NOV. 30,
                              1999       1998       1997       1996       1995          1999       1998       1997
                            --------   --------   --------   --------   --------      --------   --------   --------
Net Asset Value,
  Beginning of Period.....  $ 11.65    $ 10.87    $ 11.41    $ 10.03     $10.00       $  7.78    $  7.99     $10.48
                            -------    -------    -------    -------     ------       -------    -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)................     0.20       0.19       0.17       0.11         --          0.12       0.11       0.09
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......     1.66       0.91      (0.56)      1.29       0.03          1.04      (0.14)     (2.30)
                            -------    -------    -------    -------     ------       -------    -------     ------
    Total from Investment
      Operations..........     1.86       1.10      (0.39)      1.40       0.03          1.16      (0.03)     (2.21)
                            -------    -------    -------    -------     ------       -------    -------     ------
LESS DISTRIBUTIONS
  Net Investment Income...    (0.21)     (0.18)     (0.10)        --         --         (0.13)     (0.09)     (0.06)
  Net Realized Gains......    (0.57)     (0.14)     (0.05)     (0.02)        --         (0.50)     (0.09)     (0.22)
                            -------    -------    -------    -------     ------       -------    -------     ------
    Total Distributions...    (0.78)     (0.32)     (0.15)     (0.02)        --         (0.63)     (0.18)     (0.28)
                            -------    -------    -------    -------     ------       -------    -------     ------
Net Asset Value, End of
  Period..................  $ 12.73    $ 11.65    $ 10.87    $ 11.41     $10.03       $  8.31    $  7.78     $ 7.99
                            =======    =======    =======    =======     ======       =======    =======     ======
Total Return..............    17.21%     10.43%     (3.45)%    13.92%      0.30%#       16.44%     (0.23)%   (21.54)%
Net Assets, End of Period
  (thousands).............  $23,617    $21,091    $17,610    $10,517     $5,014       $13,308    $12,748     $9,884
Ratio of Expenses to
  Average Net Assets......     0.65%      0.68%      0.76%      1.17%      1.32%*        0.79%      0.90%      0.99%
Ratio of Net Investment
  Income to Average Net
  Assets..................     1.70%      1.63%      1.83%      1.29%     (0.20)%*       1.53%      1.56%      1.32%
Portfolio Turnover Rate...    20.27%     27.11%      7.95%      4.14%      0.00%*       14.31%     20.82%      8.57%

                             VA INTERNATIONAL
                              SMALL PORTFOLIO
                            -------------------
                              YEAR     JAN. 13
                             ENDED        TO
                            NOV. 30,   NOV. 30
                              1996       1995
                            --------   --------
Net Asset Value,
  Beginning of Period.....   $ 9.71     $10.00
                             ------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)................     0.06      (0.01)
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......     0.71      (0.28)
                             ------     ------
    Total from Investment
      Operations..........     0.77      (0.29)
                             ------     ------
LESS DISTRIBUTIONS
  Net Investment Income...       --         --
  Net Realized Gains......       --         --
                             ------     ------
    Total Distributions...       --         --
                             ------     ------
Net Asset Value, End of
  Period..................   $10.48     $ 9.71
                             ======     ======
Total Return..............     7.93%     (2.90)%#
Net Assets, End of Period
  (thousands).............   $6,007     $4,856
Ratio of Expenses to
  Average Net Assets......     1.27%      2.52%*
Ratio of Net Investment
  Income to Average Net
  Assets..................     0.63%     (0.39)%*
Portfolio Turnover Rate...     6.40%      0.00%*

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               VA SHORT-TERM                                    VA GLOBAL
                                              FIXED PORTFOLIO                                 BOND PORTFOLIO
                            ----------------------------------------------------      ------------------------------
                              YEAR       YEAR       YEAR       YEAR      OCT. 3         YEAR       YEAR       YEAR
                             ENDED      ENDED      ENDED      ENDED        TO          ENDED      ENDED      ENDED
                            NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30       NOV. 30,   NOV. 30,   NOV. 30,
                              1999       1998       1997       1996       1995          1999       1998       1997
                            --------   --------   --------   --------   --------      --------   --------   --------
Net Asset Value,
  Beginning of Period.....  $ 10.09    $ 10.08    $ 10.08    $ 10.04     $10.00       $ 10.30    $ 10.69     $11.14
                            -------    -------    -------    -------     ------       -------    -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income...     0.46       0.53       0.53       0.48       0.08          0.36       0.52       0.42
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......    (0.02)      0.02         --       0.04         --          0.04       0.30       0.34
                            -------    -------    -------    -------     ------       -------    -------     ------
    Total from Investment
      Operations..........     0.44       0.55       0.53       0.52       0.08          0.40       0.82       0.76
                            -------    -------    -------    -------     ------       -------    -------     ------
LESS DISTRIBUTIONS
  Net Investment Income...    (0.10)     (0.53)     (0.53)     (0.48)     (0.04)        (0.01)     (1.14)     (0.94)
  Net Realized Gains......    (0.01)     (0.01)        --         --         --            --      (0.04)     (0.27)
  Tax Return of Capital...       --         --         --         --         --            --      (0.03)        --
                            -------    -------    -------    -------     ------       -------    -------     ------
    Total Distributions...    (0.11)     (0.54)     (0.53)     (0.48)     (0.04)        (0.01)     (1.21)     (1.21)
                            -------    -------    -------    -------     ------       -------    -------     ------
Net Asset Value, End of
  Period..................  $ 10.42    $ 10.09    $ 10.08    $ 10.08     $10.04       $ 10.69    $ 10.30     $10.69
                            =======    =======    =======    =======     ======       =======    =======     ======
Total Return..............     4.39%      5.54%      5.46%      5.34%      0.81%#        3.85%      8.44%      7.58%
Net Assets, End of Period
  (thousands).............  $22,135    $18,467    $15,136    $ 7,789     $5,041       $13,153    $10,483     $7,073
Ratio of Expenses to
  Average Net Assets......     0.40%      0.41%      0.43%      0.70%      0.63%*        0.49%      0.57%      0.65%
Ratio of Net Investment
  Income to Average Net
  Assets..................     4.91%      5.24%      5.44%      4.93%      5.11%*        3.74%      3.65%      4.09%
Portfolio Turnover Rate...    29.96%     49.84%     72.92%     29.27%      0.00%*       43.63%     36.97%     58.35%

                                 VA GLOBAL
                              BOND PORTFOLIO
                            -------------------
                              YEAR     JAN. 13
                             ENDED        TO
                            NOV. 30,   NOV. 30
                              1996       1995
                            --------   --------
Net Asset Value,
  Beginning of Period.....   $10.61     $10.00
                             ------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income...     0.37       0.48
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......     0.57       0.81
                             ------     ------
    Total from Investment
      Operations..........     0.94       1.29
                             ------     ------
LESS DISTRIBUTIONS
  Net Investment Income...    (0.41)     (0.57)
  Net Realized Gains......       --      (0.11)
  Tax Return of Capital...       --         --
                             ------     ------
    Total Distributions...    (0.41)     (0.68)
                             ------     ------
Net Asset Value, End of
  Period..................   $11.14     $10.61
                             ======     ======
Total Return..............     9.16%     13.09%#
Net Assets, End of Period
  (thousands).............   $3,703     $3,393
Ratio of Expenses to
  Average Net Assets......     1.73%      1.31%*
Ratio of Net Investment
  Income to Average Net
  Assets..................     3.43%      5.08%*
Portfolio Turnover Rate...    88.93%     60.09%*

--------------------------------------------------------------------------------
(Restated to reflect a 900% stock dividend as of January 2, 1996.)
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-four portfolios, six of which (the "VA Portfolios") are included in this report. Of the remaining twenty-seven portfolios, twenty-six are presented in separate reports and the remaining portfolio has not yet commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the year ended November 30, 1999, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio.................................  0.50 of 1%
VA Large Value Portfolio.................................  0.25 of 1%
VA International Value Portfolio.........................  0.40 of 1%
VA International Small Portfolio.........................  0.50 of 1%
VA Short-Term Fixed Portfolio............................  0.25 of 1%
VA Global Bond Portfolio.................................  0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                  U.S. GOVERNMENT        OTHER INVESTMENT
                                     SECURITIES             SECURITIES
                                --------------------   --------------------
                                PURCHASES    SALES     PURCHASES    SALES
                                ---------   --------   ---------   --------
VA Small Value Portfolio......       --          --     $ 8,611    $ 8,469
VA Large Value Portfolio......       --          --      17,620     16,153
VA International Value
  Portfolio...................       --          --       4,310      4,324
VA International Small
  Portfolio...................       --          --       5,724      6,438
VA Short-Term Fixed
  Portfolio...................       --          --      15,921      2,290
VA Global Bond Portfolio......       --          --      11,824      4,811

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
VA Small Value Portfolio....................................       $3,165             $(5,174)      $(2,009)
VA Large Value Portfolio....................................        4,275              (4,307)          (32)
VA International Value Portfolio............................        4,598              (3,121)        1,477
VA International Small Portfolio............................        2,051              (4,050)       (1,999)
VA Short-Term Fixed Portfolio...............................           --                 (99)          (99)
VA Global Bond Portfolio....................................           60                (185)         (125)

    At November 30, 1999, the VA Short-Term Fixed Portfolio had a capital loss carryover for federal income tax purposes of approximately $7,000, which expires on November 30, 2007.

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1999, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange state is reflected in the accompanying financial statements:

                                                                                                   UNREALIZED
                                                                                                    FOREIGN
     EXPIRATION                                                  CONTRACT          VALUE AT         EXCHANGE
        DATE                       CURRENCY SOLD                  AMOUNT      NOVEMBER 30, 1999       GAIN
---------------------              -------------               ------------   ------------------   ----------
      12/22/99            1,550,808   Australian Dollars       $   989,564       $   985,823        $  3,741
      12/22/99            2,295,044   Danish Krone                 317,979           310,652           7,327
      12/27/99            2,077,786   Swedish Krona                248,381           244,415           3,966
      12/29/99          234,505,802   Japanese Yen               2,296,177         2,294,914           1,263
      12/29/99            1,180,613   Canadian Dollars             804,458           801,448           3,010
      12/29/99            4,760,776   European Currency Unit     4,893,139         4,793,564          99,575
      12/30/99              405,709   Great Britain Pounds         649,550           646,177           3,373
                                                               -----------       -----------        --------
                                                               $10,199,248       $10,076,993        $122,255
                                                               ===========       ===========        ========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1999 borrowings under the line by the VA Portfolios were as follows:

                                                 WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                                  AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                                               INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                               -------------  ------------  -----------  --------  ---------------
VA Large Value Portfolio.....................       5.24%       $157,763         20        $551       $420,500
VA International Value Portfolio.............       5.22%         78,383         25         535        375,000
VA International Small Value Portfolio.......       5.32%        122,797         27         713        500,000

There were no outstanding borrowings under the line of credit at November 30, 1999.

H. COMPONENTS OF NET ASSETS:

                                                              AT NOVEMBER 30, 1999 NET ASSETS CONSIST OF:
                                                                        (AMOUNTS IN THOUSANDS)
                                                            -----------------------------------------------
                                                              VA SMALL        VA LARGE     VA INTERNATIONAL
                                                                VALUE          VALUE            VALUE
                                                              PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                            -------------   ------------   ----------------
Paid-In Capital...........................................     $17,439        $26,030          $20,120
Undistributed Net Investment Income.......................          87            482              276
Undistributed Net Realized Gain...........................       3,570          5,802            1,735
Undistributed Net Realized Foreign Exchange Gain..........          --             --               10
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency.........................      (2,008)           (32)           1,478
Unrealized Net Foreign Exchange Loss......................          --             --               (2)
                                                               -------        -------          -------
                                                               $19,088        $32,282          $23,617
                                                               =======        =======          =======

                                                            VA INTERNATIONAL   VA SHORT-TERM      VA GLOBAL
                                                                 SMALL             FIXED             BOND
                                                               PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                            ----------------   -------------   ----------------
Paid-In Capital...........................................      $14,873           $21,381          $12,519
Undistributed Net Investment Income.......................          148               860              447
Undistributed Net Realized Gain (Loss)....................          375                (6)              17
Undistributed Net Realized Foreign........................
Exchange Gain                                                      (116)               --              174
Unrealized Depreciation of Investment Securities and
  Foreign Currency........................................       (1,971)             (100)            (124)
Unrealized Net Foreign Exchange Gain (Loss)...............           (1)               --              120
                                                                -------           -------          -------
                                                                $13,308           $22,135          $13,153
                                                                =======           =======          =======

I. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at November 30, 1999, was as follows:

                                                                                               VALUE OF
                                                                                             COLLATERAL ON
                                                                              VALUE OF         OVERNIGHT
                                                               VALUE OF    COLLATERAL AND     REPURCHASE
                                                              SECURITIES   INDEMNIFICATION    AGREEMENTS
                                                              ----------   ---------------   -------------
VA Small Value Portfolio....................................   $286,165       $549,396         $560,991
VA Large Value Portfolio....................................    514,795        554,600          566,305
VA International Value Portfolio............................     76,683         81,070           82,837
VA International Small Portfolio............................    293,959        315,660          322,539

J. MALAYSIA

    During the year ended November 30, 1999, the VA International Value Portfolio and the VA International Small Portfolio repatriated funds from Malaysia. In accordance with the Malaysian government's repatriation tax regime, the Funds paid repatriation taxes based on the market value at August 31, 1998 of securities sold as follows: a 30% tax on repatriation between September 1, 1998 and April 1, 1999, a 20% tax on repatriations between April 1, 1999 and June 1, 1999 and a 10% tax on repatriations between June 1, 1999 and September 1, 1999. Realized gains and losses on the sale of Malaysian securities have been recorded net of applicable repatriation taxes for financial statement purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of DFA Investment Dimensions Group Inc.:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, and VA International Small Portfolio, and the statements of net assets of VA Short-Term Fixed Portfolio and VA Global Bond Portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (constituting portfolios within the DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000